JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 95.0% (a)
Alabama — 5.7%
Alabama Drinking Water Finance Authority, Revolving Fund Loan Series 2013-A, Rev., 3.00%, 8/15/2023	50,000	49,928
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2023 (b)	90,000	90,348
Series B, Rev., 5.00%, 9/1/2023 (b)	25,000	25,097
Series 2015, Rev., 4.00%, 9/1/2024 (b)	46,810,000	47,153,857
Series 2015, Rev., 5.00%, 9/1/2024 (b)	75,000	76,459
Alabama Public School and College Authority, Capital Improvement
Series 2013-C, Rev., 5.00%, 9/1/2023	125,000	125,446
Series 2013A, Rev., 3.25%, 6/1/2024	40,000	39,981
Series 2014-B, Rev., 5.00%, 1/1/2025	75,000	76,414
Alabama Special Care Facilities Financing Authority-Birmingham Series 2015, Rev., 5.00%, 6/1/2024	175,000	177,587
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital Health Care Facility Rev., 5.00%, 6/1/2023	995,000	995,000
Auburn University, General Fee Series 2020A, Rev., 5.00%, 6/1/2023	10,000	10,000
Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	30,383
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	165,000	164,943
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	40,000,000	39,775,044
Black Belt Energy Gas District, Gas Project Series 2022E, Rev., 5.00%, 6/1/2028 (c)	27,795,000	29,056,990
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	59,333
Black Belt Energy Gas District, Gas Supply Subseries 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.80%, 6/5/2023 (d)	25,575,000	25,246,082
City of Graysville Rev., AGM, 5.38%, 6/1/2023 (b)	25,000	25,000
City of Hoover, Warrants GO, 2.00%, 3/1/2025	30,000	28,998
City of Huntsville Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,400,000	1,446,749
City of Huntsville, Warrants
Series 2020B, GO, 5.00%, 9/1/2023	30,000	30,119
Series 2013-C, GO, 5.00%, 11/1/2023 (b)	25,000	25,165
City of Trussville, Warrants Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	25,130
City of Tuscaloosa Series 2019A, GO, 4.00%, 7/1/2024	35,000	35,225
County of Mobile, Warrants
Series 2020B, GO, 4.00%, 8/1/2023	25,000	25,022
GO, 5.00%, 8/1/2025 (b)	25,000	25,987
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	94,366
Limestone County Water and Sewer Authority Series 2014B, Rev., 4.00%, 12/1/2023 (b)	30,000	30,095
Madison County Board of Education, Tax Anticipation Warrants Rev., 5.00%, 9/1/2023	20,000	20,070
Southeast Alabama Gas Supply District (The) Series 2015, Rev., 4.00%, 6/1/2023	450,000	450,000
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (c)	245,000	244,653
Southeast Energy Authority A Cooperative District, Project No. 4
Series B-1, Rev., 5.00%, 8/1/2023	500,000	500,632
Series B-1, Rev., 5.00%, 8/1/2024	1,160,000	1,171,512
University of Alabama
Rev., 5.00%, 6/1/2023	110,000	110,000
Series 2019A, Rev., 5.00%, 7/1/2023	150,000	150,169
University of Alabama (The)
Series 2019B, Rev., 4.00%, 7/1/2023	35,000	35,012
Series 2012-A, Rev., 5.00%, 7/1/2023	150,000	150,169
Series 2014B, Rev., 5.00%, 7/1/2023	25,000	25,028

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Series 2012-A, Rev., 5.00%, 7/1/2024	310,000	310,384
Series 2014B, Rev., 5.00%, 7/1/2024 (b)	50,000	50,885
Series 2017A, Rev., 5.00%, 7/1/2024	20,000	20,339
Total Alabama		148,183,601
Alaska — 0.5%
Alaska Housing Finance Corp.
Series 2017A, Rev., 5.00%, 12/1/2023	50,000	50,362
Series 2014D, Rev., 5.00%, 12/1/2024	2,800,000	2,859,468
Alaska Housing Finance Corp., General Mortgage Series 2019A, Rev., 1.50%, 6/1/2024	305,000	297,911
Alaska Housing Finance Corp., State Capital Project Series 2014A, Rev., 5.00%, 6/1/2023	650,000	650,000
Alaska Municipal Bond Bank Authority
Series 2012-2, Rev., 5.00%, 9/1/2024	60,000	60,072
Series 1, Rev., 5.00%, 12/1/2024	65,000	66,447
Borough of Matanuska-Susitna Series 2015, Rev., 5.25%, 9/1/2028	3,000,000	3,104,747
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	560,000	569,722
Rev., 5.00%, 9/1/2025	140,000	144,629
Rev., 5.25%, 9/1/2026	95,000	98,421
Borough of North Slope
Series 2021B, GO, 5.00%, 6/30/2023	115,000	115,122
Series B, GO, 5.00%, 10/30/2023	20,000	20,119
Series 2020A, GO, 5.00%, 6/30/2025	35,000	36,234
Borough of North Slope, General Purpose Series 2019A, GO, 5.00%, 6/30/2023	40,000	40,043
City of Anchorage Series 2014A, Rev., 5.00%, 12/1/2024 (b)	4,575,000	4,677,537
Municipality of Anchorage
Series 2018D, GO, 4.00%, 9/1/2023	155,000	155,196
Series D, GO, 5.00%, 9/1/2023	25,000	25,092
State of Alaska, Native Tribal Health Consortium Housing Facility Project Series 2014, COP, 5.00%, 6/1/2023	25,000	25,000
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2023	90,000	90,374
Total Alaska		13,086,496
Arizona — 2.5%
Arizona Health Facilities Authority, Banner Health Series 2015B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.81%, 6/8/2023 (d)	9,400,000	9,208,465
Arizona Health Facilities Authority, Phoenix children's Hospitals Series 2013-B, Rev., 5.00%, 2/1/2026	1,065,000	1,065,547
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project Series 2014A, Rev., 5.00%, 12/1/2026	25,000	25,547
Arizona Industrial Development Authority Series 2021A, Rev., 5.00%, 2/1/2024	1,450,000	1,462,668
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2019A, Rev., 5.00%, 11/1/2024	95,000	96,311
Arizona School Facilities Board Series 2015A, COP, 5.00%, 9/1/2023 (b)	20,000	20,075
Arizona State University
Series 2016A, Rev., 5.00%, 7/1/2023	25,000	25,029
Series 2015B, Rev., 5.00%, 7/1/2026	45,000	46,579
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2023	175,000	175,197
Rev., 5.00%, 7/1/2025	40,000	41,576
City of Buckeye, Excise Tax
Rev., 5.00%, 7/1/2023	25,000	25,029

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Series 2015, Rev., 5.00%, 7/1/2024	25,000	25,437
City of Casa Grande Series 2016B, GO, 4.00%, 8/1/2023 (b)	20,000	20,018
City of Flagstaff, Road Repair, Street Improvement Project Rev., 4.00%, 7/1/2023	20,000	20,008
City of Goodyear GO, 5.00%, 7/1/2023	35,000	35,041
City of Mesa Series 2013, Rev., 5.00%, 7/1/2024	110,000	111,865
City of Mesa, Utility System Rev., 3.00%, 7/1/2023	20,000	19,986
City of Phoenix
GO, 4.00%, 7/1/2023 (b)	5,000	5,001
GO, 4.00%, 7/1/2023	5,000	5,002
Series 2014, GO, 4.00%, 7/1/2024	35,000	35,277
City of Phoenix Civic Improvement Corp., Junior Lien
Rev., 5.00%, 7/1/2023	85,000	85,106
Rev., 5.00%, 7/1/2024	230,000	230,313
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Series 2017D, Rev., 5.00%, 7/1/2023	50,000	50,052
Series 2017D, Rev., 5.00%, 7/1/2024	515,000	523,732
City of Scottsdale Series 2015, GO, 4.00%, 7/1/2024	35,000	35,262
City of Scottsdale, Preserve Acquisition GO, 3.00%, 7/1/2023	35,000	34,987
County of Maricopa Series 2018A, COP, 5.00%, 7/1/2024	25,000	25,379
County of Navajo Rev., 4.00%, 7/1/2025	20,000	20,263
County of Pima, Sewer System Series 2020A, Rev., 5.00%, 7/1/2023	30,000	30,037
County of Pinal Rev., 5.00%, 8/1/2023	35,000	35,087
Florence Town, Inc., Industrial Development Authority (Legacy Traditional School Project)
Rev., 5.75%, 7/1/2023 (b) (e)	3,000,000	3,005,081
Rev., 6.00%, 7/1/2023 (b) (e)	3,625,000	3,631,797
Gila County Unified School District No. 10-Payson GO, 5.00%, 7/1/2023	20,000	20,024
Glendale Union High School District No. 205, Project of 2020 Series 2021A, GO, AGM, 5.00%, 7/1/2023	25,000	25,028
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Rev., 5.00%, 8/1/2023	100,000	100,175
Kyrene Elementary School District No. 28 GO, 4.00%, 7/1/2023	20,000	20,007
Madison Elementary School District No. 38, School Improvement, Project of 2014 Series 2019C, GO, 5.00%, 7/1/2023	25,000	25,030
Maricopa County Elementary School District No. 79, Litchfield Elementary, School Improvement GO, 3.00%, 7/1/2023	25,000	24,986
Maricopa County Industrial Development Authority, Banner Health Series C, Rev., 5.00%, 10/18/2024 (c)	150,000	152,935
Maricopa County School District No. 3, Tempe Elementary, School Improvement GO, 4.00%, 7/1/2023	70,000	70,029
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2023	345,000	345,346
Maricopa County Unified School District No. 41 Gilbert Series 2019C, GO, 5.00%, 7/1/2024	65,000	66,172
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2015 Series 2018-C, GO, 5.00%, 7/1/2023	20,000	20,024
Maricopa County Unified School District No. 97-Deer Valley, School Improvement Series C, GO, 3.00%, 7/1/2023	75,000	74,962
Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011 and 2017 GO, 5.00%, 7/1/2023	30,000	30,037
Maricopa County Union High School District No. 216 Agua Fria, School Improvement Series 2014B, GO, 3.00%, 7/1/2023	30,000	29,983
McAllister Academic Village LLC, Arizona State University Rev., 5.00%, 7/1/2023	20,000	20,021
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2024	60,000	61,029
Series 2014, Rev., 5.00%, 6/1/2025	330,000	330,380
Pima County Unified School District No. 20 Vail, School Improvement GO, AGM, 3.00%, 7/1/2023	20,000	19,986
Pinal County Community College District GO, 5.00%, 7/1/2023	30,000	30,034

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	20,000	20,026
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 3.59%, 6/9/2023 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement and Power District Series 2015A, Rev., 5.00%, 12/1/2045	29,000,000	29,802,047
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-2, Rev., 1.13%, 12/1/2026	1,880,000	1,727,794
Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2023	35,000	35,039
Town of Queen Creek, Excise Tax Series 2018A, Rev., 5.00%, 8/1/2023	40,000	40,102
University Medical Center Corp., Hospital Rev., 5.63%, 7/1/2023 (b)	30,000	30,050
Total Arizona		64,298,000
Arkansas — 0.3%
Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	74,764
City of Little Rock Rev., 4.00%, 11/1/2023	250,000	250,110
State of Arkansas GO, 4.25%, 6/1/2023	200,000	200,000
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2023	70,000	70,365
State of Arkansas, Waste Disposal and Pollution Abatement Facilities Series 2016A, GO, 5.00%, 7/1/2023	30,000	30,037
University of Arkansas, Various Facilities Fayetteville Series 2015A, Rev., 5.00%, 11/1/2024 (b)	6,060,000	6,195,596
University of Arkansas, Various Facility Fayetteville Campus Series 2019A, Rev., 5.00%, 9/15/2023	35,000	35,159
Total Arkansas		6,856,031
California — 2.7%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2023	50,000	50,408
Anaheim Public Financing Authority, Public Improvement Project Series 1997C-13, Rev., AGM, Zero Coupon, 9/1/2023	1,350,000	1,337,687
Antelope Valley Community College District GO, 5.00%, 2/15/2025 (b)	70,000	72,216
Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/2023	30,000	30,000
Brentwood Infrastructure Financing Authority Series 2012A, AGM, 3.50%, 9/2/2023	50,000	50,000
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2024	40,000	40,799
Burlingame School District, Election of 2012 Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,022
California Communities Local Measure R Sales Tax, Total Road Improvement Program Series 2013A, COP, AGM, 5.13%, 6/1/2023 (b)	20,000	20,000
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,139,615
California Educational Facilities Authority, University of Southern California Series 2012A, Rev., 5.00%, 10/1/2023 (b)	35,000	35,188
California Health Facilities Financing Authority
Series 2014A, Rev., 5.00%, 10/1/2023	125,000	125,603
Series 2017, Rev., 5.00%, 2/1/2025	30,000	30,756
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	480,000	476,224
Series 2013A, Rev., 5.00%, 3/1/2024	110,000	110,066
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	375,000	384,568
California Health Facilities Financing Authority, Health System Series 2016A, Rev., 5.00%, 10/1/2023	25,000	25,121
California Health Facilities Financing Authority, Providence St. Joseph Health Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	275,000	275,175
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013A, Rev., 5.00%, 7/1/2023 (b)	25,000	25,029
Rev., 5.00%, 10/1/2025 (c)	420,000	430,712
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,062

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Colburn School (The) Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 4.46%, 6/8/2023 (d)	28,500,000	27,616,363
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	25,139
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.91%, 6/8/2023 (d)	5,250,000	5,184,585
California Municipal Finance Authority
Series A, Rev., 5.00%, 6/1/2023	700,000	700,000
Series 2013A, Rev., 6.75%, 8/1/2023 (b)	1,525,000	1,533,100
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	145,000	143,742
California State Public Works Board Series B, Rev., 5.00%, 10/1/2023	45,000	45,269
California State Public Works Board, Judicial Council of California Series A, Rev., 5.00%, 6/1/2023	80,000	80,000
California State Public Works Board, Judicial Council Project Series A, Rev., 5.00%, 6/1/2023	275,000	275,000
California State Public Works Board, Various Capital Projects Series 2013-I, Rev., 5.00%, 11/1/2026	40,000	40,266
California State University, Systemwide Series 2016A, Rev., 5.00%, 11/1/2023	20,000	20,136
California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., 2.63%, 12/1/2023 (c)	290,000	286,923
Camarillo Community Development Commission Successor Agency, Camarillo Corridor Project Rev., AGM, 5.00%, 9/1/2023	25,000	25,087
Campbell Union High School District GO, 5.00%, 8/1/2023 (b)	25,000	25,065
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,731
Chabot-Las Positas Community College District GO, 5.00%, 8/1/2023 (b)	20,000	20,054
Chaffey Joint Union High School District, Election of 2008 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	30,081
Chula Vista Elementary School District
Rev., BAN, Zero Coupon, 8/1/2023	20,000	19,870
COP, AGM, 5.00%, 9/1/2023	30,000	30,108
Chula Vista Municipal Financing Authority
Series 2015B, 5.00%, 9/1/2023	45,000	45,138
Rev., 5.00%, 5/1/2024	10,000	10,151
City of Livermore Series 2020B, COP, 4.00%, 10/1/2023	40,000	40,076
City of Long Beach Harbor, Private Activity Series 2020A, Rev., 4.00%, 5/15/2024	20,000	20,157
City of Los Angeles Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,075
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018E, Rev., 5.00%, 5/15/2024	15,000	15,258
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,074
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,050
City of Newark COP, 5.00%, 6/1/2023	45,000	45,000
City of Oakland, Sewer Series 2014A, Rev., 5.00%, 6/15/2023	35,000	35,020
City of Petaluma Wastewater Series 2019, Rev., 5.00%, 5/1/2024	30,000	30,439
City of Pico Rivera, Sales Tax Series 2018A, COP, AGM, 5.00%, 6/1/2023	35,000	35,000
City of Richmond, Wastewater, Capital Appreciation Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	198,842
City of San Francisco, Public Utilities Commission Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	30,776
Clovis Unified School District, Election of 2012 Series B, GO, 5.00%, 8/1/2023 (b)	20,000	20,054
Coast Community College District, Election of 2012 Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,023
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	27,088
Contra Costa Community College District, Election of 2006 GO, 5.00%, 8/1/2023 (b)	20,000	20,054
Contra Costa Community College District, Election of 2014 Series C, GO, 4.00%, 8/1/2023	25,000	25,022
Corona-Norco Unified School District Public Financing Authority, Senior Lien Series A, Rev., 5.00%, 9/1/2023 (b)	20,000	20,082

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
County of Los Angeles Rev., TRAN, 4.00%, 6/30/2023	115,000	115,086
Cupertino Union School District, 2013 Crossover Series 2013A, GO, 5.00%, 8/1/2023 (b)	25,000	25,067
Desert Sands Unified School District GO, 5.00%, 8/1/2023	10,000	10,027
El Monte City School District, Election of 2004 Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	596,342
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4, Election of 2012 Series A, GO, 5.00%, 10/1/2023 (b)	20,000	20,111
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2023	70,000	70,361
Fremont Public Financing Authority Series 2017B, Rev., 5.00%, 10/1/2023 (b)	25,000	25,129
Garden Grove Agency Community Development Successor Agency, Tax Allocation Rev., 5.00%, 10/1/2023	20,000	20,094
Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023	10,000	10,027
Gateway Unified School District, Election of 2008 GO, AGM, 5.00%, 8/1/2023 (b)	20,000	20,054
Grossmont Healthcare District Series C, GO, 5.00%, 7/15/2024	25,000	25,344
Grossmont Union High School District, Election of 2008 Series E, GO, 5.00%, 8/1/2023 (b)	20,000	20,054
Grossmont-Cuyamaca Community College District GO, 5.00%, 8/1/2023	30,000	30,080
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	25,245
Huntington Beach Union High School District GO, 5.00%, 8/1/2023 (b)	50,000	50,135
Inglewood Unified School District, Election of 2012 Series 2013A, GO, AGM, 5.13%, 8/1/2023 (b)	20,000	20,056
Kern Community College District GO, BAN, Zero Coupon, 8/1/2023	120,000	119,274
Lancaster School District, Election of 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	20,000	20,020
Lodi Unified School District, Election of 2006 GO, 3.00%, 8/1/2023	40,000	39,966
Long Beach Community College District Series 2017G, GO, 5.00%, 8/1/2023	35,000	35,096
Los Angeles Community College District
Series 2015A, GO, 5.00%, 8/1/2023	25,000	25,068
Series 2015C, GO, 5.00%, 8/1/2023	20,000	20,054
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	80,000	80,649
Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Series 2020A, Rev., 5.00%, 6/1/2023	30,000	30,000
Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,000
Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	85,337
Los Angeles Department of Water and Power, Water System Series 2013B, Rev., 5.00%, 7/1/2023	255,000	255,310
Los Angeles Unified School District
Series 2015A, GO, 5.00%, 7/1/2023	70,000	70,094
Series D, GO, 5.00%, 7/1/2023	20,000	20,027
Madera County Board of Education COP, 4.00%, 10/1/2023	20,000	20,025
Manteca Unified School District Series 2020A, GO, 4.00%, 8/1/2023	320,000	320,287
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	106,020
Metropolitan Water District of Southern California, Waterworks Series 2017B, Rev., 5.00%, 8/1/2023	70,000	70,096
Middletown Unified School District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2023	25,000	25,021
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2023	35,000	20,299
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 5.00%, 11/1/2023	25,000	25,177
Orange County Water District
Series 2019A, COP, 2.00%, 8/15/2023	30,000	29,883
Series 2003B, COP, NATL - RE, 4.75%, 8/15/2023 (b)	25,000	25,071
Series 2013A, Rev., 5.00%, 8/15/2023 (b)	25,000	25,086
Series 2021A, COP, 4.00%, 2/15/2025	175,000	177,663
Orchard School District GO, 5.00%, 8/1/2023	45,000	45,116
Orcutt Union School District Series 2021, GO, BAN, 5.00%, 10/1/2023	75,000	75,399

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2023	30,000	30,118
Oxnard Financing Authority Rev., 5.00%, 6/1/2023	250,000	250,000
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	51,097
Palmdale Community Redevelopment Agency Successor Agency Series 2016A, Rev., 5.00%, 9/1/2023	45,000	45,157
Palomar Community College District GO, 5.00%, 5/1/2024	50,000	50,858
Paramount Unified School District, Election of 2006
GO, Zero Coupon, 8/1/2023 (b)	355,000	48,441
GO, 4.50%, 8/1/2023 (b)	40,000	40,075
Perris Union High School District GO, 5.00%, 9/1/2023	10,000	10,039
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	30,246
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2023	30,000	30,080
Poway Unified School District Public Financing Authority, Special Tax Community Facilities District No. 2 Series 2015C, Rev., AGM, 5.00%, 9/1/2023	40,000	40,151
Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	25,000
Rancho Santiago Community College District Series 2013, GO, 4.00%, 9/1/2023	85,000	85,128
Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2023	25,000	25,000
Riverside County Transportation Commission, Sales Tax, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2023 (b)	25,000	25,000
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2023	35,000	35,305
Sacramento Municipal Utility District, Electric
Series 2019A, Rev., 5.00%, 10/17/2023 (c)	1,480,000	1,480,960
Series 2019B, Rev., 5.00%, 10/15/2025 (c)	285,000	292,852
San Bernardino City Unified School District
GO, AGM, 5.00%, 8/1/2023	10,000	10,023
Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	25,000	25,067
San Bernardino City Unified School District, Election of 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	20,000	20,020
San Diego Community College District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	40,000	40,108
San Diego Community College District, Election of 2006 GO, Zero Coupon, 8/1/2023	90,000	56,462
San Diego Public Facilities Financing Authority Series 2016B, Rev., 5.00%, 8/1/2023	20,000	20,052
San Diego Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 9/1/2023	10,000	10,036
San Diego Unified School District, Election of 1998 Series D-1, GO, NATL - RE, 5.50%, 7/1/2023	25,000	25,045
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2013C, GO, 5.00%, 8/1/2023	10,000	10,028
San Francisco Bay Area Rapid Transit District, Sales Tax Series 2016A, Rev., 5.00%, 7/1/2023	55,000	55,075
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019D, Rev., 5.00%, 5/1/2024	45,000	45,691
Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,360
San Francisco City and County Public Utilities Commission Wastewater Series 2016B, Rev., 5.00%, 10/1/2023	35,000	35,200
San Joaquin Delta Community College District Series A, GO, 5.00%, 8/1/2023	25,000	25,064
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	114,131
San Jose Financing Authority, Civic Center Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	325,000	325,000
San Jose Unified School District Series 2013-GO, GO, 5.00%, 8/1/2023 (b)	25,000	25,067
San Juan Unified School District, Election of 2002
GO, 3.00%, 8/1/2023	75,000	74,964
GO, 5.00%, 8/1/2023 (b)	40,000	40,108
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	46,230
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	25,036
Sanger Public Financing Authority Series 2014, Rev., AGM, 4.00%, 6/15/2024 (b)	20,000	20,481
Santa Clara Valley Transportation Authority, Sales Tax Series 2017B, Rev., 5.00%, 6/1/2023	25,000	25,000
Santa Monica-Malibu Unified School District, Election of 2006 Series D, GO, 4.00%, 7/1/2023 (b)	30,000	30,015

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Sequoia Union High School District GO, 5.00%, 7/1/2024 (b)	40,000	40,815
Sierra Joint Community College District No. 1, School Facilities Improvement Series A, GO, 5.00%, 8/1/2023 (b)	45,000	45,121
Silicon Valley Clean Water, Wastewater Series 2019A, Rev., 3.00%, 3/1/2024	625,000	623,367
Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	40,103
Sonoma County Community Redevelopment Agency Successor Agency Rev., 4.00%, 8/1/2023	20,000	20,013
Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2023 (b)	65,000	65,175
South San Francisco Public Facilities Financing Authority, Police Station Project Series 2020A, Rev., 5.00%, 6/1/2023	40,000	40,000
Southern California Public Power Authority, Windy Point/Windy Flats Project Rev., 5.00%, 4/1/2024	75,000	75,789
State of California Department of Water Resources, Central Valley Project, Water System
Series AP, Rev., 4.00%, 6/1/2023 (b)	30,000	30,000
Series AQ, Rev., 4.00%, 6/1/2023 (b)	20,000	20,000
Series AM, Rev., 5.00%, 6/1/2023 (b)	25,000	25,000
Series AW, Rev., 5.00%, 12/1/2023	45,000	45,381
State of California, Various Purpose
GO, 5.00%, 8/1/2023	65,000	65,194
GO, 5.00%, 12/1/2023	25,000	25,236
GO, 5.00%, 11/1/2024	60,000	60,489
GO, 5.00%, 9/1/2025	135,000	135,505
GO, 5.00%, 10/1/2025	1,705,000	1,777,496
GO, 5.00%, 11/1/2025	40,000	40,258
GO, 5.00%, 12/1/2025	50,000	50,396
Suisun City Redevelopment Agency, Redevelopment Project Series B, Rev., 5.00%, 10/1/2023	40,000	40,189
Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023 (b)	25,000	24,978
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	30,573
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 1 Series C, GO, 3.00%, 8/1/2023	20,000	19,983
Tender Option Bond Trust Receipts/Certificates Series 2017-XX1045, Rev., VRDO, LIQ : Barclays Bank plc, 3.59%, 6/9/2023 (c) (e)	17,000,000	17,000,000
Tobacco Securitization Authority of Southern California Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	56,766
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2023	100,000	100,000
Torrance Unified School District, Election of 2008 GO, 5.00%, 8/1/2023 (b)	25,000	25,067
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	31,280
Twin Rivers Unified School District Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	167,481
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2024	25,000	25,605
Visalia Unified School District Series 2013, GO, Zero Coupon, 8/1/2023 (b)	305,000	154,608
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	75,989
William S Hart Union High School District, Election of 2008
Series 2013C, GO, 4.00%, 8/1/2023 (b)	75,000	75,082
Series 2013C, GO, 5.00%, 8/1/2023 (b)	20,000	20,054
Total California		69,415,162
Colorado — 2.5%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 4.00%, 12/15/2023	100,000	100,050
GO, 5.00%, 12/15/2024	30,000	30,043
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	49,767
Aspen Fire Protection District COP, 4.00%, 12/1/2023	125,000	125,262

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Board of Governors of Colorado State University System Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	46,393
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2014A, GO, 5.00%, 12/15/2023	40,000	40,344
City and County of Broomfield, Sales and Use Tax Series A, Rev., 5.00%, 12/1/2024	180,000	180,248
City and County of Denver Series 2018A, COP, 5.00%, 6/1/2023	20,000	20,000
City and County of Denver, Airport System
Series B, Rev., 5.00%, 11/15/2024	125,000	127,885
Series B, Rev., 5.25%, 11/15/2026	25,000	25,178
City of Colorado Springs Series B-2, Rev., 5.00%, 11/15/2025	25,000	25,176
City of Colorado Springs, Utilities System Improvement
Series 2015A, Rev., 5.00%, 11/15/2023	40,000	40,279
Series 2018A-1, Rev., 5.00%, 11/15/2023	35,000	35,244
Series A-1, Rev., 5.00%, 11/15/2023	25,000	25,174
Series A-2, Rev., 5.00%, 11/15/2023	25,000	25,174
City of Longmont, Wastewater Rev., 5.00%, 11/1/2023	25,000	25,166
City of Northglenn Series 2017, COP, 5.00%, 12/1/2024	20,000	20,487
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Rev., 7.25%, 6/1/2023 (b)	235,000	239,700
Colorado Health Facilities Authority
Series 2019A, Rev., 5.00%, 11/1/2023	430,000	432,632
Rev., 5.00%, 11/15/2023 (b)	130,000	130,914
Rev., 5.00%, 11/15/2023 (c)	370,000	371,883
Series C, Rev., 5.00%, 12/1/2023	25,000	25,192
Series 2019A, Rev., 5.00%, 8/1/2026	70,000	72,490
Series 2019-B, Rev., 5.00%, 11/19/2026 (b)	590,000	629,008
Series 2019-B, Rev., 5.00%, 11/19/2026 (c)	1,280,000	1,340,792
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	18,060,000	19,779,980
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	589,729
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2024	20,000	20,390
Colorado Health Facilities Authority, CommonSpirit Health
Series B-2, Rev., 5.00%, 8/1/2026 (c)	745,000	766,593
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,251,306
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group
Series 2022A, Rev., 5.00%, 11/1/2024	40,000	40,662
Series 2022A, Rev., 5.00%, 11/1/2028	700,000	745,197
Colorado Health Facilities Authority, NCMC, Inc., Project Rev., 4.00%, 5/15/2026 (b)	280,000	286,378
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,238,611
Colorado State Board for Community Colleges and Occupational Educational System, Arapahoe Commnunity Collage Series 2017A, Rev., 3.00%, 11/1/2023	20,000	19,960
Colorado State Education Loan Program Series 2022A, Rev., TRAN, 5.00%, 6/29/2023	565,000	565,726
County of Adams COP, 5.00%, 12/1/2023	860,000	866,642
County of Jefferson COP, 5.00%, 12/1/2023	20,000	20,148
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/2023	30,000	30,066
Denver Health and Hospital Authority Series 2017A, Rev., 5.00%, 12/1/2023 (e)	4,530,000	4,546,753
E-470 Public Highway Authority Series 2000B, Rev., NATL - RE, Zero Coupon, 9/1/2023	16,445,000	16,297,145
Eagle County School District No. Re50J GO, 3.00%, 12/1/2023 (b)	20,000	19,963
El Paso County Facilities Corp. Series 2011A, COP, 4.00%, 12/1/2023	25,000	25,071
El Paso County School District No. 20 Academy Series 2017, GO, 5.00%, 12/15/2023	20,000	20,177
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2023	10,000	10,080

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Jefferson County School District R-1 GO, 5.00%, 12/15/2023	20,000	20,161
Larimer Weld and Boulder County School District, R-2J Thompson GO, 4.00%, 12/15/2023	35,000	35,017
Mesa County Valley School District No. 51 Grand Junction GO, 5.00%, 12/1/2023	35,000	35,282
Regional Transportation District
Series 2014A, COP, 4.50%, 6/1/2023 (b)	1,350,000	1,350,000
Series 2014A, COP, 5.00%, 6/1/2023 (b)	80,000	80,000
Regional Transportation District, Denver Transit Partners
Series A, Rev., 5.00%, 1/15/2024	475,000	476,539
Series A, Rev., 5.00%, 7/15/2025	45,000	46,001
Serenity Ridge Metropolitan District No. 2, Limited Tax Series 2018-B, GO, 7.25%, 12/15/2023 (b)	636,000	665,801
State of Colorado, Building Excellent Schools Today Series 2019O, COP, 5.00%, 3/15/2024	20,000	20,241
State of Colorado, Tax-Exempt Series 2020A, COP, 5.00%, 9/1/2023	35,000	35,112
State of Colorado, UCDHSC Fitzsimons Academic Series 2013A, COP, 5.00%, 11/1/2023 (b)	25,000	25,160
Town of Castle Rock Rev., 5.00%, 6/1/2023 (b)	250,000	250,000
Town of Castle Rock, Sales and Use Tax Rev., 5.00%, 6/1/2025	25,000	25,838
University of Colorado, Enterprise System
Series A, Rev., 5.00%, 6/1/2023	70,000	70,000
Series A, Rev., 5.00%, 6/1/2023 (b)	20,000	20,000
Series B-1, Rev., 4.00%, 6/1/2024 (b)	25,000	25,151
Series A, Rev., 5.00%, 6/1/2024 (b)	60,000	60,946
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	5,895,055
Total Colorado		64,461,362
Connecticut — 0.2%
City of New Haven
Series B, GO, AGM, 5.00%, 8/1/2023	150,000	150,299
Series 2013B, GO, AGM, 3.75%, 9/1/2023 (b)	25,000	25,019
City of Stamford GO, 5.00%, 6/1/2023	60,000	60,000
City of Waterbury GO, 5.00%, 8/1/2023	50,000	50,114
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series L, Rev., 4.00%, 11/1/2023	100,000	100,039
Connecticut State Health and Educational Facilities Authority, Middlesex Hospital Series O, Rev., 5.00%, 7/1/2023	60,000	60,050
Connecticut State Health and Educational Facilities Authority, Quinnipiac University Series L, Rev., 5.00%, 7/1/2023	20,000	20,020
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group Series 2016CT, Rev., 3.00%, 12/1/2023	100,000	99,645
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	119,668
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	950,000	925,101
Connecticut State Health and Educational Facilities Authority, Yale University Series X-2, Rev., 0.25%, 2/9/2024 (c)	635,000	618,357
Connecticut State Health and Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 7/1/2026	75,000	75,867
Mattabassett District Cromwell Rev., 5.00%, 8/1/2023	250,000	250,548
South Central Connecticut Regional Water Authority Series 29, Rev., 5.00%, 8/1/2024	65,000	65,173
State of Connecticut
Series 2018C, GO, 5.00%, 6/15/2023	10,000	10,005
Series 2014E, GO, 5.00%, 9/1/2023	375,000	376,385
Series 2018F, GO, 5.00%, 9/15/2023	215,000	215,923
Series 2017A, GO, 5.00%, 4/15/2024	35,000	35,485

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
State of Connecticut Special Tax Series 2018C, Rev., 5.00%, 10/1/2024	85,000	86,865
State of Connecticut, GAAP Conversion
Series 2013A, GO, 5.00%, 10/15/2023	340,000	341,907
Series 2013A, GO, 5.00%, 10/15/2024	25,000	25,152
Series 2013A, GO, 5.00%, 10/15/2026	50,000	50,288
State of Connecticut, SIFMA Index Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 4.55%, 6/8/2023 (d)	175,000	173,898
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series B, Rev., 5.00%, 8/1/2023	25,000	25,060
Series A, Rev., 5.00%, 9/1/2023	50,000	50,193
Series B, Rev., 5.00%, 9/1/2023	25,000	25,097
Series 2013, Rev., 5.00%, 10/1/2023	525,000	527,619
Series 2018A, Rev., 5.00%, 1/1/2024	20,000	20,181
Series A, Rev., 5.00%, 10/1/2024	55,000	55,301
Town of Branford GO, 3.13%, 8/1/2023 (b)	30,000	29,984
Town of East Lyme GO, 5.00%, 8/15/2023	35,000	35,102
Town of South Windsor Series 2017B, GO, 3.00%, 8/15/2023	30,000	29,965
University of Connecticut
Series 2013A, Rev., 5.00%, 2/15/2024	120,000	120,147
Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,689
Total Connecticut		4,880,146
Delaware — 0.0% ^
County of New Castle GO, 5.00%, 4/1/2024	25,000	25,354
Delaware River and Bay Authority Series C, Rev., 5.00%, 1/1/2027	85,000	85,733
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	675,460
Total Delaware		786,547
District of Columbia — 1.1%
District of Columbia
Series 2013A, GO, 5.00%, 6/1/2023	35,000	35,000
Series D, GO, 5.00%, 6/1/2023	25,000	25,000
Series 2015, Rev., 5.00%, 7/15/2023	150,000	150,238
District of Columbia Housing Finance Agency, Multi-Family Development Program Series 2019B-1, Rev., FHA, 1.75%, 9/1/2023 (c)	545,000	541,575
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	4,005,000	4,018,528
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2023	130,000	130,687
District of Columbia, Children's Hospital Series 2015, Rev., 5.00%, 7/15/2024	375,000	379,584
District of Columbia, Deed Tax Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,000
District of Columbia, Federal Highway Rev., 5.00%, 12/1/2024	320,000	320,495
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,135
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Rev., AGM, 5.50%, 10/1/2023	80,000	80,556
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	25,565
Metropolitan Washington Airports Authority Aviation Subseries C-2, Rev., VRDO, LOC : TD Bank NA, 3.50%, 6/9/2023 (c)	20,000,000	20,000,000
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2023	20,000	19,744
Washington Convention and Sports Authority Series 2018A, Rev., 5.00%, 10/1/2023	1,500,000	1,505,745

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2024	20,000	20,346
Washington Metropolitan Area Transit Authority Dedicated Series 2020A, Rev., 5.00%, 7/15/2023	650,000	651,116
Total District of Columbia		28,024,314
Florida — 5.2%
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2039	500,000	503,807
Brevard County School District Series 2014, COP, 5.00%, 7/1/2027	220,000	223,215
Capital Trust Agency, Inc., Sustainability Bonds -The Marie
Rev., 4.00%, 6/15/2023 (e)	575,000	574,799
Rev., 4.00%, 6/15/2024 (e)	1,000,000	989,710
Rev., 4.00%, 6/15/2025 (e)	340,000	332,719
Central Florida Expressway Authority Series 2019B, Rev., 5.00%, 7/1/2023	140,000	140,153
Central Florida Expressway Authority, Senior Lien
Rev., 5.00%, 7/1/2023	10,000	10,011
Series 2016B, Rev., 5.00%, 7/1/2025	25,000	25,882
City of Apopka, Utility System Rev., 5.00%, 10/1/2023	30,000	30,039
City of Clearwater, Water and Sewer Rev., 5.00%, 12/1/2023	50,000	50,384
City of Delray Beach Rev., 5.00%, 6/1/2023	40,000	40,000
City of Deltona, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	25,122
City of Gainesville Series 2017A, Rev., 5.00%, 10/1/2024	95,000	97,210
City of Hallandale Beach Rev., 5.00%, 10/1/2023	55,000	55,254
City of Jacksonville
Rev., 5.00%, 10/1/2023	10,000	10,048
Series 2018, Rev., 5.00%, 10/1/2023	25,000	25,121
Series A, Rev., 5.00%, 10/1/2023	200,000	200,951
Series 2013A, Rev., 5.00%, 10/1/2024	50,000	50,262
Series B, Rev., 5.00%, 10/1/2025	75,000	77,897
City of Lakeland, Department of Electric Utilities
Rev., 5.00%, 10/1/2023	25,000	25,121
Rev., 5.00%, 10/1/2026	20,000	20,868
City of Orlando, Capital Improvement Series 2016B, Rev., 5.00%, 10/1/2024	25,000	25,565
City of Orlando, Florida Contract Tourist Development Tax Payments Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	20,287
City of Pompano Beach, John Knox Village Project Series 2021B-2, Rev., 1.45%, 1/1/2027	760,000	668,193
City of Sarasota, St. Armands Paid Parking Area Improvements Series 2017A, Rev., 4.00%, 10/1/2023	25,000	25,039
City of St. Petersburg, Public Utility Series 2014B, Rev., 5.00%, 10/1/2023	30,000	30,154
City of Tallahassee Series 2015, Rev., 5.00%, 10/1/2023 (b)	180,000	180,843
City of Tallahassee Energy System Series 2015, Rev., 5.00%, 10/1/2023 (b)	200,000	200,912
City of Tallahassee, Energy System Series 2020, Rev., 5.00%, 10/1/2023	40,000	40,180
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	30,000	30,135
City of West Palm Beach Series C, Rev., 5.00%, 10/1/2023	35,000	35,173
Ciy of Jacksonville Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,966
County of Brevard, Water and Wastewater Utility Rev., 5.00%, 9/1/2023	40,000	40,137
County of Broward Series 2019C, Rev., 5.00%, 9/1/2023	1,000,000	1,003,270
County of Broward, Airport System
Series P-2, Rev., 5.00%, 10/1/2023	415,000	415,433
Series Q-1, Rev., 5.00%, 10/1/2023	740,000	740,772
Series Q-1, Rev., 5.00%, 10/1/2024	280,000	280,326
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,193

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,510
County of Broward, Half-Cent Sales Tax Rev., 5.00%, 10/1/2023	30,000	30,150
County of Escambia Series 2018, Rev., 5.00%, 10/1/2023	100,000	100,512
County of Hernando, Water and Sewer Series 2013A, Rev., 5.00%, 6/1/2023 (b)	40,000	40,000
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	35,796
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2025	25,000	26,030
County of Lee Series A, Rev., 5.00%, 10/1/2024	145,000	145,785
County of Lee FL Transportation Facilities Revenue Series 2014, Rev., AGM, 5.00%, 10/1/2027	2,550,000	2,586,651
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	25,542
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2024	1,500,000	1,526,050
County of Lee, Water and Sewer
Series A, Rev., 4.25%, 10/1/2023 (b)	25,000	25,070
Series A, Rev., 5.00%, 10/1/2023 (b)	40,000	40,209
Series B, Rev., 5.00%, 10/1/2023	55,000	55,271
County of Miami-Dade
Series A, Rev., 5.00%, 10/1/2023	100,000	100,380
Series 2019B, Rev., 5.00%, 4/1/2024	115,000	116,563
Series 2015B, GO, 5.00%, 7/1/2026	145,000	147,722
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	183,415
County of Miami-Dade, Aviation System
Series B, Rev., 4.00%, 10/1/2023	585,000	585,062
Series 2012B, Rev., 5.00%, 10/1/2024	400,000	400,407
Series 2020A, Rev., 5.00%, 10/1/2024	300,000	305,171
County of Miami-Dade, Building Better Communities Program
Series 2015-D, GO, 5.00%, 7/1/2023	25,000	25,028
Series 2016A, GO, 5.00%, 7/1/2023	25,000	25,028
Series 2016A, GO, 5.00%, 7/1/2024	30,000	30,541
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2023	195,000	196,024
Series 2017B, Rev., 5.00%, 10/1/2023	500,000	502,627
Series B, Rev., 5.00%, 10/1/2023 (b)	370,000	371,931
Series B, Rev., 5.25%, 10/1/2023 (b)	20,000	20,121
Series 2015, Rev., 5.00%, 10/1/2024	250,000	255,749
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2023	25,000	25,126
County of Osceola Series 2019A-1, Rev., 5.00%, 10/1/2023	640,000	642,038
County of Palm Beach Rev., 5.00%, 11/1/2023	30,000	30,203
County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	35,000	35,180
County of Polk, Utility System Rev., 5.00%, 10/1/2023 (b)	10,000,000	10,052,201
County of Sarasota
Series 2013, Rev., 4.75%, 10/1/2023 (b)	25,000	25,106
Rev., 5.00%, 10/1/2023	25,000	25,133
County of Sarasota, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	25,130
County of St. Johns, Sales Tax Rev., AGM, 5.00%, 10/1/2023	35,000	35,180
County of St. Lucie, Power and Light Co. Project Rev., VRDO, 3.00%, 6/1/2023 (c)	45,750,000	45,750,000
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	50,000	52,210
Florida Department of Environmental Protection
Series 2014A, Rev., 5.00%, 7/1/2024	60,000	61,037
Series 2016A, Rev., 5.00%, 7/1/2024	65,000	66,123

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2024	140,000	142,733
Series 2017A, Rev., 5.00%, 9/1/2024	200,000	204,209
Series 2018A, COP, 5.00%, 11/1/2024	25,000	25,605
Series 2018A, COP, 5.00%, 11/1/2026	20,000	21,304
Florida Development Finance Corp. Series 2020A, Rev., 5.00%, 4/1/2024	100,000	101,244
Florida Gulf Coast University Financing Corp., Housing Project
Series A, Rev., VRDO, LOC : TD Bank NA, 3.50%, 6/9/2023 (c)	9,825,000	9,825,000
Series 2017A, Rev., 5.00%, 8/1/2023	1,185,000	1,186,911
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	97,732
Florida Housing Finance Corp. Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,530,000	2,580,941
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2023	210,000	211,013
Series 2016A, Rev., 5.00%, 10/1/2026	500,000	529,238
Series 2016A, Rev., 5.00%, 10/1/2028	25,000	26,308
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	98,635
Halifax Hospital Medical Center Series 2015, Rev., 5.00%, 6/1/2023	1,295,000	1,295,000
Hillsborough County School Board Series 2017A, COP, 5.00%, 7/1/2023	25,000	25,023
Hillsborough County School Board, Master Lease Program Series 2015A, COP, 5.00%, 7/1/2023	90,000	90,083
Hillsborough County School Board, Sales Tax Series 2015B, Rev., AGM, 5.00%, 10/1/2023	500,000	502,345
Hillsborough County, Aviation Authority, Tampa International Airport Series 2015B, Rev., 5.00%, 10/1/2024 (b)	5,160,000	5,274,597
Inland Protection Financing Corp. Series 2019A, Rev., 5.00%, 7/1/2023	30,000	30,036
Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	25,000	25,482
JEA Electric System Rev., 5.00%, 10/1/2023 (b)	60,000	60,283
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.00%, 6/1/2023 (c)	13,200,000	13,200,000
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2023	25,000	25,129
Lee County School Board (The)
Series 2012B, COP, 5.00%, 8/1/2023	30,000	30,030
Series 2014B, COP, 5.00%, 8/1/2024	25,000	25,416
Series 2019A, COP, 5.00%, 8/1/2026	35,000	36,886
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2024	115,000	116,139
Marion County School Board Series 2015B, COP, 5.00%, 6/1/2023	20,000	20,000
Martin County School District, Florida Master Lease Program Series 2021, COP, 5.00%, 10/1/2023	30,000	30,145
Miami-Dade County Educational Facilities Authority,University Miami Series B, Rev., AMBAC, 5.25%, 4/1/2024	100,000	101,233
Miami-Dade County Expressway Authority, Toll System Series 2014B, Rev., 5.00%, 7/1/2023	30,000	30,033
Miami-Dade County Health Facilities Authority, Miami Children's Hospital Rev., 5.00%, 8/1/2023 (b)	25,000	25,061
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital
Rev., 5.00%, 8/1/2023	25,000	25,044
Series 2021A, Rev., 5.00%, 8/1/2023	160,000	160,279
Miami-Dade County Housing Finance Authority
Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250,000	2,292,641
Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,625,000	4,722,982
Miami-Dade County Housing Finance Authority, Multi-Family Housing, Platform 3750 II LLC Rev., 0.25%, 8/1/2023 (c)	100,000	99,225
Monroe County School District Series 2017, Rev., AGM, 5.00%, 10/1/2023	50,000	50,241
Orange County Convention Center, Tourist Development Tax Series 2015, Rev., 5.00%, 10/1/2023	500,000	501,750
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2016A, Rev., 5.00%, 10/1/2023	115,000	115,421

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2019B, Rev., 5.00%, 10/1/2025	500,000	516,928
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2024	100,000	101,665
Series 2015C, COP, 5.00%, 8/1/2025 (b)	20,000	20,789
Series 2015D, COP, 5.00%, 8/1/2025 (b)	25,000	25,933
Orlando Utilities Commission, Utility System
Series 2012A, Rev., 5.00%, 10/1/2023	20,000	20,112
Series 2016A, Rev., 5.00%, 10/1/2023	25,000	25,140
Series 2018A, Rev., 5.00%, 10/1/2023	25,000	25,140
Series 2013A, Rev., 5.00%, 10/1/2024	260,000	266,321
Series 2013A, Rev., 5.00%, 10/1/2025	500,000	520,230
Orlando-Orange County Expressway Authority Series 2013B, Rev., 5.00%, 7/1/2023	20,000	20,015
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	1,135,000	1,155,270
Palm Beach County School District
Series 2017B, COP, 5.00%, 8/1/2023	50,000	50,123
Series 2018B, COP, 5.00%, 8/1/2023	20,000	20,049
Series 2015B, COP, 5.00%, 8/1/2024	50,000	50,965
Series 2018B, COP, 5.00%, 8/1/2024	50,000	50,965
Series 2014B, COP, 5.00%, 8/1/2025	45,000	46,709
Series 2017B, COP, 5.00%, 8/1/2025	155,000	160,887
Pasco County School Board
Series 2015A, COP, 5.00%, 8/1/2023	40,000	40,070
Series 2013A, COP, 5.00%, 8/1/2024	1,315,000	1,317,601
Series 2013, Rev., 5.00%, 10/1/2024	500,000	510,317
Pasco County School Board, Sales Tax Rev., 5.00%, 10/1/2023	345,000	346,607
Polk County School District Series 2019B, COP, 5.00%, 1/1/2025	125,000	128,130
Polk County School District, Sales Tax
Rev., 5.00%, 10/1/2023	335,000	336,671
Rev., 5.00%, 10/1/2024	30,000	30,658
Reedy Creek Improvement District
Series 2017A, GO, 5.00%, 6/1/2023	25,000	25,000
Series AW, GO, 5.25%, 6/1/2023 (b)	100,000	100,000
Series 2017A, GO, 5.00%, 6/1/2025	100,000	102,785
Reedy Creek Improvement District Utility Series 2013-1, Rev., 5.00%, 10/1/2023	50,000	50,246
Reedy Creek Improvement District, Ad Valorem Tax Series A, GO, 5.00%, 6/1/2023 (b)	25,000	25,000
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL - RE, 5.25%, 7/1/2024	690,000	696,508
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 2/1/2024	3,905,000	3,939,886
Series 2014A, COP, 5.00%, 5/1/2024 (b) (c)	1,455,000	1,472,605
Series 2014D, COP, 5.00%, 11/1/2024	95,000	96,941
Series 2015D, COP, 5.00%, 2/1/2025	865,000	886,247
Series 2014D, COP, 5.00%, 11/1/2025	585,000	596,627
Series 2014D, COP, 5.00%, 11/1/2026	275,000	280,351
Series 2015A, COP, AGM, 5.00%, 5/1/2027	165,000	170,137
School District of Broward County
Series C, COP, 5.00%, 7/1/2023	55,000	55,053
Series 2015A, COP, 5.00%, 7/1/2024	80,000	81,271
Series 2015B, COP, 5.00%, 7/1/2024	215,000	218,760

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series C, COP, 5.00%, 7/1/2024	200,000	203,178
Series 2015B, COP, 5.00%, 7/1/2025	185,000	191,342
Series A, COP, 5.00%, 7/1/2026	40,000	42,139
Series 2015B, COP, 5.00%, 7/1/2027	25,000	25,852
Seacoast Utility Authority, Water and Sewer Utility System Series B, Rev., 5.00%, 3/1/2024	75,000	75,916
South Broward Hospital District, Memorial Healthcare System
Series 2016, Rev., 5.00%, 5/1/2024	40,000	40,607
Rev., 4.00%, 5/1/2026	195,000	199,548
South Florida Water Management District Series 29, COP, 5.00%, 10/1/2023	115,000	115,631
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2023	120,000	119,259
Series 2021A, Rev., 4.00%, 12/15/2024	145,000	142,397
St. Johns County School Board Series 2020A, COP, 5.00%, 7/1/2023	20,000	20,024
St. Johns County School Board, Sales Tax Rev., 5.00%, 10/1/2024	70,000	71,444
St. Lucie County School Board, Master Lease Program Series 2013A, COP, 5.00%, 7/1/2023	45,000	45,041
State of Florida Series 2023A, GO, 5.00%, 6/1/2026	125,000	132,363
State of Florida Board of Education, Public Education Capital Outlay
Series 2013C, GO, 5.00%, 6/1/2023 (b)	20,000	20,000
Series 2014A, GO, 5.00%, 6/1/2023	45,000	45,000
Series 2019A, GO, 5.00%, 6/1/2023	45,000	45,000
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,697
State of Florida Department of Education
Series 2021A, Rev., 5.00%, 7/1/2024	1,000,000	1,014,614
Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,032,039
State of Florida Department of Transportation Rev., 5.00%, 7/1/2024	35,000	35,631
State of Florida Department of Transportation Turnpike System
Series 2013A, Rev., 5.00%, 7/1/2023	90,000	90,105
Series 2016A, Rev., 5.00%, 7/1/2023	40,000	40,048
Series 2016C, Rev., 5.00%, 7/1/2023	45,000	45,054
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,378
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	69,620
Sunshine State Governmental Financing Commission Series 2010A-1, Rev., 5.00%, 9/1/2023 (b)	25,000	25,097
Sunshine State Governmental Financing Commission, Miami Dade County Program
Series 2011B-1, Rev., 3.75%, 9/1/2023 (b)	50,000	50,032
Series 2011B-1, Rev., 4.00%, 9/1/2023 (b)	30,000	30,039
Series 2010A-1, Rev., 4.13%, 9/1/2023 (b)	25,000	25,044
Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	20,000	20,075
Series 2011B-1, Rev., 5.50%, 9/1/2023 (b)	30,000	30,149
Series 2011C-1, Rev., 5.50%, 9/1/2023 (b)	45,000	45,223
Tampa Bay Water, Water Supply Rev., NATL - RE, 5.50%, 10/1/2023	190,000	191,313
USF Financing Corp., Master Lease Program Series 2012A, COP, 5.00%, 7/1/2023	50,000	50,056
Volusia County School Board Series 2016, Rev., 5.00%, 10/1/2023	55,000	55,287
Total Florida		135,279,494
Georgia — 0.5%
Atlanta and Fulton County Recreation Authority, Park Improvement Series A, Rev., 5.00%, 12/1/2023	25,000	25,199
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	30,130
Carroll City-County Hospital Authority, Tanner Medical Center Project Series 2016B, Rev., GTD, 5.00%, 7/1/2023	20,000	20,023

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Cherokee County Board of Education, School System Series B, GO, 5.00%, 8/1/2023	20,000	20,052
City of Atlanta Series 2014A, Rev., AMT, 5.00%, 1/1/2028	30,000	30,260
City of Atlanta Airport Passenger Facility Charge, Sub Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2024	25,000	25,226
Series 2014A, Rev., AMT, 5.00%, 1/1/2025	20,000	20,198
Series 2014A, Rev., AMT, 5.00%, 1/1/2026	30,000	30,284
City of Atlanta, Public Improvement GO, 4.75%, 12/1/2024 (b)	30,000	30,630
City of Atlanta, Water and Wastewater
Series 2013B, Rev., 5.25%, 11/1/2023 (b)	35,000	35,267
Rev., 5.00%, 11/1/2026	25,000	25,901
Clarke County School District, Sales Tax Series 2022, GO, 5.00%, 9/1/2026	1,000,000	1,061,554
Cobb County Kennestone Hospital Authority Rev., 5.00%, 4/1/2024	80,000	80,113
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., GTD, 4.00%, 1/1/2024	85,000	85,046
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	242,356
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax GO, 5.00%, 12/1/2025	40,000	41,795
County of DeKalb, Water and Sewerage Rev., 5.00%, 10/1/2023	70,000	70,372
DeKalb Newton and Gwinnett Counties Joint Development Authority, GPC Real Estate Student Support I, LLC Project Rev., 5.00%, 6/1/2023	35,000	35,000
Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	20,302
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Series 2020A, Rev., 5.00%, 2/15/2024	240,000	241,233
Series 2014A, Rev., GTD, 5.25%, 2/15/2025 (b)	330,000	340,691
Georgia Municipal Association, Inc., City of Atlanta Public Safety Projects Series 2018, COP, 5.00%, 12/1/2023	75,000	75,587
Georgia State Road and Tollway Authority, Federal Highway Reimbursement Rev., 5.00%, 6/1/2023	30,000	30,000
Main Street Natural Gas, Inc., Gas Supply
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	240,000
Subseries 2018E, Rev., LIQ : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.57%), 4.13%, 6/8/2023 (d)	6,590,000	6,580,908
Series 2018B, Rev., (ICE LIBOR USD 1 Month + 0.75%), 4.21%, 7/3/2023 (d)	370,000	370,050
Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 9/1/2023 (c)	1,400,000	1,400,655
Subseries C, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2023	100,000	100,151
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2007A, Rev., NATL - RE, 5.25%, 7/1/2023	40,000	40,054
Paulding County School District GO, 5.00%, 2/1/2025 (b)	50,000	51,383
Richmond County Board of Education, Sales Tax Series 2021, GO, 5.00%, 10/1/2024	430,000	440,002
State of Georgia
Series 2018A, GO, 5.00%, 7/1/2023	15,000	15,017
Series 2013A, GO, 5.00%, 1/1/2025	50,000	50,071
Valdosta and Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2023	210,000	211,089
Total Georgia		12,116,599
Hawaii — 0.0% ^
City and County Honolulu, Wastewater System
Series B, Rev., 5.00%, 7/1/2023	30,000	30,036
Series B, Rev., 5.00%, 7/1/2024	25,000	25,440
City and County of Honolulu
Series C, GO, 4.00%, 10/1/2023	20,000	20,038
Series C, GO, 5.00%, 10/1/2023	40,000	40,206
Series C, GO, 5.00%, 10/1/2024	25,000	25,552

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — continued
Series 2012C, GO, 3.00%, 11/1/2025	175,000	174,269
County of Hawaii Series 2013B, GO, 3.00%, 9/1/2023	45,000	44,929
State of Hawaii
Series EL, GO, 3.00%, 8/1/2023	50,000	49,947
Series FG, GO, 4.00%, 10/1/2023	20,000	20,039
Series FE, GO, 5.00%, 10/1/2023	170,000	170,887
Series FG, GO, 5.00%, 10/1/2024	25,000	25,572
Series FH, GO, 5.00%, 10/1/2024	105,000	107,401
Total Hawaii		734,316
Idaho — 0.5%
Ada and Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,610,533
Canyon County School District No. 134 Middleton GO, 5.00%, 9/15/2023	10,000	10,045
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., 5.00%, 7/15/2025	30,000	31,082
Series A, Rev., 5.00%, 7/15/2026	20,000	21,134
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 3.74%, 6/9/2023 (c)	3,135,000	3,135,000
Twin Falls County School District No. 411 Twin Falls
Series A, GO, 4.25%, 9/15/2024 (b)	4,025,000	4,070,561
Series A, GO, 4.50%, 9/15/2024 (b)	2,235,000	2,267,271
Total Idaho		12,145,626
Illinois — 7.3%
Champaign County Community Unit School District No. 4 Champaign Series 2017, GO, 5.00%, 1/1/2025	25,000	25,630
Chicago Board of Education Series 2018A, GO, AGM, 5.00%, 12/1/2024	275,000	278,554
Chicago Board of Education, Capital Appreciation School Reform Series 1999A, GO, NATL - RE, Zero Coupon, 12/1/2023	3,440,000	3,367,500
Chicago Midway International Airport Series 2014A, Rev., AMT, 5.00%, 1/1/2025	3,000,000	3,019,385
Chicago Midway International Airport, Second Lien
Series 2013B, Rev., 5.00%, 1/1/2025	720,000	720,879
Series 2013B, Rev., 5.00%, 1/1/2026	360,000	360,337
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2024	50,000	50,408
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	41,703
Chicago O'Hare International Airport, Senior Lien Series E, Rev., 5.00%, 1/1/2026	30,000	31,277
Chicago Park District Series 2015A, GO, 5.00%, 1/1/2024 (b)	35,000	35,310
Chicago Transit Authority Capital Grant Receipts
Rev., 5.00%, 6/1/2023	330,000	330,000
Series B, Rev., 5.00%, 6/1/2023	85,000	85,000
City of Chicago, Second Lien Waterworks Project
Rev., 5.00%, 6/8/2023	1,450,000	1,450,340
Series 2012, Rev., 4.00%, 11/1/2023	500,000	500,192
Series 2014, Rev., 5.00%, 11/1/2023	30,000	30,186
City of Decatur
GO, 4.00%, 3/1/2024	120,000	120,025
GO, 4.00%, 3/1/2025	195,000	196,729
GO, 4.00%, 3/1/2026	170,000	173,084
GO, 4.00%, 3/1/2027	200,000	205,618

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Cook County Community High School District No. 229 Oak Lawn Series 2016, GO, 4.00%, 12/1/2023	25,000	25,054
Cook County High School District No. 205, Thornton Township, Limited Tax Series 2017C, GO, 5.00%, 12/1/2023	30,000	30,202
County of Cook
Series 2021B, GO, 4.00%, 11/15/2023	390,000	390,131
Series 2022A, GO, 5.00%, 11/15/2024	1,000,000	1,017,245
County of Cook, Sales Tax Series 2022A, Rev., 5.00%, 11/15/2023	270,000	271,714
DuPage and Cook Counties Community Unit School District No. 205 Elmhurst Series 2015, GO, 5.00%, 1/1/2024	140,000	141,086
DuPage and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2024	50,000	50,542
DuPage County Forest Preserve District Series 2015, GO, 5.00%, 1/1/2024	60,000	60,559
Illinois Finance Authority
Series 2015, Rev., 5.00%, 12/1/2023	90,000	90,717
Series 2013A, Rev., 5.00%, 6/1/2024	50,000	50,032
Series 2014, Rev., 5.00%, 8/1/2024 (b)	19,225,000	19,549,520
Series 2021A, Rev., 5.00%, 8/15/2025	40,000	41,249
Series 2016, Rev., 4.00%, 7/1/2026	60,000	61,293
Series 2015, Rev., 5.00%, 12/1/2026	20,000	20,810
Series 2016, Rev., 5.00%, 1/1/2028	160,000	167,336
Illinois Finance Authority, Chicago University Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,000,000	28,036,916
Illinois Finance Authority, Northshore University Health System Series 2020A, Rev., 5.00%, 8/15/2023	750,000	751,807
Illinois Finance Authority, OSF Healthcare System Series 2015A, Rev., 5.00%, 11/15/2024	140,000	142,395
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 4.26%, 6/8/2023 (d)	5,790,000	5,642,340
Illinois Finance Authority, Regency Park at Lincolnwood Series 1991A, Rev., Zero Coupon, 7/15/2023 (b)	5,095,000	5,072,486
Illinois Finance Authority, Riverside Health System
Rev., 5.00%, 11/15/2023	215,000	215,273
Rev., 5.00%, 11/15/2024	1,680,000	1,682,177
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	20,000	20,342
Series 2015A, Rev., 5.00%, 11/15/2025	75,000	77,241
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2023	135,000	134,726
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Rev., 5.00%, 3/1/2027	1,210,000	1,264,078
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	355,000	374,241
Illinois Finance Authority, The University Medical Center Series 2015A, Rev., 5.00%, 11/15/2023	40,000	40,189
Illinois Finance Authority, The University of Chicago Medical Center Series 2016A, Rev., 5.00%, 8/15/2024	235,000	238,919
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2024 (b)	745,000	753,024
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2024	590,000	595,542
Illinois Sports Facilities Authority (The), State Tax Rev., 5.00%, 6/15/2023	1,020,000	1,020,158
Illinois State Toll Highway Authority
Series 2014B, Rev., 5.00%, 1/1/2026	25,000	25,248
Series 2013A, Rev., 5.00%, 1/1/2027	65,000	65,084
Series 2014B, Rev., 5.00%, 1/1/2028	95,000	95,955
Lake County School District No. 112 North Shore Series 2022, GO, 5.00%, 12/1/2024	335,000	343,050
Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	369,272
McHenry County Conservation District GO, 5.00%, 2/1/2024	20,000	20,202
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	445,000	445,673
Metropolitan Water Reclamation District of Greater Chicago
Series A, GO, 5.00%, 12/1/2023	25,000	25,168
Series B, GO, 5.00%, 12/1/2023	100,000	100,674

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Public Building Commission of Chicago Series 2006, Rev., AMBAC, 5.25%, 3/1/2024	1,000,000	1,008,058
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2023	1,080,000	1,080,000
Rev., 5.00%, 6/1/2024	2,905,000	2,943,375
Rev., 5.00%, 6/1/2025	255,000	262,251
Series 2017, Rev., 5.00%, 6/1/2026	375,000	392,149
Regional Transportation Authority
Series 2003B, Rev., NATL - RE, 5.50%, 6/1/2023	570,000	570,000
Series 2003A, Rev., NATL - RE, 5.50%, 7/1/2023	50,000	50,064
Series 2017A, Rev., 5.00%, 7/1/2024	50,000	50,805
Rock Island County Community Unit School District No. 40 Moline, Alternative Revenue Source GO, 3.00%, 2/1/2024	20,000	19,951
South Suburban College Community School District No. 510, Limited Tax GO, AGC, Zero Coupon, 12/1/2023	25,000	24,478
Southwestern Illinois Development Authority, Memorial Group Inc. Series 2013, Rev., 7.13%, 11/1/2023 (b)	2,405,000	2,437,711
Southwestern Illinois Development Authority, Memorial Group, Inc. Rev., 7.13%, 11/1/2023 (b)	3,220,000	3,263,796
State of Illinois
GO, 5.50%, 7/10/2023	3,495,000	3,502,049
Series 2013, GO, 5.50%, 7/10/2023	1,500,000	1,503,026
GO, 5.00%, 8/1/2023	1,830,000	1,833,103
GO, 4.00%, 8/8/2023	85,000	85,072
Series 2018B, GO, 5.00%, 10/1/2023	100,000	100,364
Series 2019A, GO, 5.00%, 11/1/2023	19,500,000	19,590,583
Series D, GO, 5.00%, 11/1/2023	1,470,000	1,476,829
Series 2017B, GO, 5.00%, 12/1/2023	200,000	201,158
GO, 5.00%, 2/1/2024	120,000	120,934
Series 2021C, GO, 4.00%, 3/1/2024	870,000	871,336
Series 2022A, GO, 5.00%, 3/1/2024	5,155,000	5,200,485
Series 2022B, GO, 5.00%, 3/1/2024	5,760,000	5,810,823
Series 2018A, GO, 4.00%, 5/1/2024	25,000	25,050
Series 2018A, GO, 5.00%, 10/1/2024	50,000	50,811
Series 2022B, GO, 5.00%, 3/1/2025	1,400,000	1,430,697
Series 2020B, GO, 5.00%, 10/1/2025	20,000	20,617
Series 2017D, GO, 5.00%, 11/1/2025	20,700,000	21,367,093
Series 2017A, GO, 5.00%, 12/1/2025	250,000	258,413
GO, 5.00%, 2/1/2026	25,000	25,911
Series 2021A, GO, 5.00%, 3/1/2026	50,000	51,895
GO, 5.00%, 6/1/2026	450,000	469,082
Series 2020-B, GO, 5.00%, 10/1/2026	1,305,000	1,367,677
Series B, GO, 5.00%, 10/1/2026	125,000	131,004
Series 2017D, GO, 5.00%, 11/1/2026	2,715,000	2,849,372
Series A, GO, 5.00%, 3/1/2027	50,000	52,769
Series 2020B, GO, 5.00%, 10/1/2028	40,000	43,240
Series 2017D, GO, 5.00%, 11/1/2028	150,000	159,772
State of Illinois, Sales Tax
Series 2016D, Rev., 5.00%, 6/15/2023	120,000	119,998
Rev., 5.00%, 6/15/2024	510,000	510,425
Series 2016A, Rev., 5.00%, 6/15/2024	115,000	116,230
Series 2002-4, Rev., NATL - RE, 6.00%, 6/15/2024	300,000	307,290
Taylorville Community Unit School District No. 3 Series 2013, GO, 5.75%, 12/1/2023 (b)	1,000,000	1,010,747

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ : Citibank NA, 3.61%, 6/9/2023 (c) (e)	10,220,000	10,220,000
Town of Normal Series 2017A, GO, 4.00%, 6/1/2023	35,000	35,000
Village of Bolingbrook Series 2013A, GO, Zero Coupon, 7/1/2023 (b)	19,000,000	9,851,428
Village of Midlothian
GO, AGM, 4.00%, 1/1/2024	70,000	70,093
GO, AGM, 4.00%, 1/1/2025	40,000	40,238
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	352,885
Village of Streamwood GO, 5.00%, 12/1/2023	20,000	20,132
Village of Villa Park Series 2018C, GO, 4.00%, 12/15/2023	50,000	50,100
Will County Community Unit School District No. 201-U Crete-Monee GO, AGM, Zero Coupon, 11/1/2023	300,000	295,085
Will County School District No. 86 Joliet Series 2015C, GO, AGM-CR, 5.00%, 3/1/2024	6,005,000	6,066,791
Will Grundy Etc Counties Community College District No. 525 Series 2013B, GO, 5.25%, 12/1/2023 (b)	25,000	25,232
Total Illinois		190,335,304
Indiana — 0.9%
Anderson School Building Corp., First Mortgage Rev., 5.00%, 7/20/2023	20,000	20,037
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2023	20,000	20,035
Rev., 4.00%, 7/15/2024	25,000	25,163
Ball State University, Housing and Dining System Rev., 5.00%, 7/1/2023	25,000	25,033
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015B, Rev., 5.00%, 7/15/2024	30,000	30,452
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,797
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	35,296
Series 2014B, Rev., 5.00%, 7/1/2024	70,000	71,150
City of Indianapolis Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2023	160,000	160,745
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,233
Concord Community Schools Building Corp., First Mortgage Rev., 5.00%, 7/15/2023	25,000	25,044
County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	25,014
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 7/15/2023	10,000	10,005
Rev., 4.00%, 1/15/2024	40,000	40,121
Fishers Industrial Redevelopment District, Income Tax
Rev., 4.00%, 1/15/2024	25,000	25,051
Rev., 4.00%, 7/15/2024	35,000	35,155
Fort Wayne Redevelopment Authority Lease Rental Series 2014A, Rev., 3.00%, 8/1/2024	50,000	49,558
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2026	45,000	47,065
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2023	30,000	30,053
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2024	25,000	25,067
Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2023	105,000	105,127
Indiana Finance Authority
Series 2016A, Rev., 5.00%, 12/1/2023	100,000	100,605
Series 2021-2, Rev., 5.00%, 10/1/2024	25,000	25,535
Series 2016C, Rev., 5.00%, 12/1/2024	40,000	41,038
Series 2015A, Rev., 4.00%, 3/1/2025 (b)	25,000	25,310
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	72,816

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2016, Rev., 5.00%, 9/1/2026	40,000	42,145
Indiana Finance Authority, Beacon Health System Series 2013A, Rev., 5.00%, 8/15/2023 (b)	3,500,000	3,509,533
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2023	10,000	10,049
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2016B, Rev., 5.00%, 11/1/2024	345,000	352,384
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	60,000	57,399
Indiana Finance Authority, Indiana University Health Obligated Group
Rev., 5.00%, 12/1/2024	75,000	76,505
Series B, Rev., 2.25%, 7/1/2025 (c)	150,000	145,421
Indiana Finance Authority, Major Hospital Project Series 2014A, Rev., 5.00%, 10/1/2023 (b)	570,000	572,787
Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 4.00%, 10/1/2025	30,000	30,370
Indiana Municipal Power Agency, Power Supply System
Series 2013A, Rev., 5.25%, 7/1/2023 (b)	500,000	500,690
Series 2017A, Rev., 5.00%, 1/1/2024	30,000	30,267
Series 2014A, Rev., 5.00%, 1/1/2027	25,000	25,525
Indiana State University, Student Fee Series T, Rev., 5.00%, 10/1/2023	50,000	50,183
Indiana University Series 2015A, Rev., 5.00%, 6/1/2023	70,000	70,000
Indiana University, Student Fee Series W-2, Rev., 5.00%, 8/1/2023	10,000	10,026
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., 5.00%, 6/1/2024	200,000	202,622
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 3.25%, 1/1/2025	100,000	99,986
Ivy Tech Community College of Indiana, Student Fee
Series R-1, Rev., 5.00%, 7/1/2023	35,000	35,035
Series W, Rev., 5.00%, 7/1/2024	30,000	30,445
Series W, Rev., 5.00%, 7/1/2025	25,000	25,831
Jackson County Building Corp.
Rev., 2.00%, 7/15/2023	125,000	124,603
Rev., 2.00%, 1/15/2025	125,000	121,002
Merrillville Community School Corp.
GO, 2.00%, 7/15/2023	1,025,000	1,021,742
GO, 2.00%, 1/15/2024	1,040,000	1,023,765
Merrillville Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	40,000	40,073
Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage Series 2016B, Rev., 4.00%, 7/15/2023	30,000	30,014
Munster School Building Corp., Ad Valorem Tax First Mortgage Rev., 4.00%, 7/15/2023	85,000	85,031
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,343
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2023	35,000	35,058
Perry Township Schools
Series 2022-B, GO, 4.00%, 7/15/2023	2,520,000	2,519,597
Series 2022-C, GO, 4.00%, 7/15/2023	1,010,000	1,009,839
Series 2022-A, GO, 4.00%, 1/15/2024	2,800,000	2,799,973
Series 2022-B, GO, 4.00%, 1/15/2024	2,950,000	2,949,972
Series 2022-C, GO, 4.00%, 1/15/2024	2,375,000	2,374,977
Pike Township Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2024	350,000	356,165
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2019A, Rev., 5.00%, 7/15/2023	35,000	35,059
Purdue University, Student Fee
Series 2016CC, Rev., 5.00%, 7/1/2023	40,000	40,051
Series EE, Rev., 5.00%, 7/1/2023	20,000	20,025
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	40,400

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2025	20,000	20,521
Twin Lakes Regional Sewer District Rev., AGM, 3.00%, 7/1/2023 (b)	25,000	24,989
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	35,178
West Lafayette School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	85,000	85,150
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	24,851
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Rev., 4.00%, 7/15/2023	85,000	85,017
Rev., 4.00%, 1/15/2024	35,000	35,061
Rev., 4.00%, 7/15/2024	35,000	35,140
Rev., 4.00%, 1/15/2025	40,000	40,278
Rev., 4.00%, 7/15/2025	40,000	40,425
Rev., 4.00%, 1/15/2026	150,000	152,235
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL - RE, Zero Coupon, 1/15/2025	25,000	23,551
Total Indiana		22,313,793
Iowa — 1.5%
Ames Community School District GO, 5.00%, 6/1/2023	25,000	25,000
Ankeny Community School District Series 2015A, GO, 5.00%, 6/1/2023	20,000	20,000
City of Bettendorf Series 2013A, GO, 4.00%, 6/1/2023	50,000	50,000
City of Cedar Rapids Series 2018D, Rev., 5.00%, 6/1/2023	30,000	30,000
City of Des Moines Series 2016B, GO, 4.00%, 6/1/2023	25,000	25,000
County of Linn Series 2019, COP, 5.00%, 6/1/2024	90,000	91,445
County of Polk Series 2017C, GO, 5.00%, 6/1/2023	45,000	45,000
County of Scott, Solid Waste Disposal Series 2015A, GO, 4.00%, 6/1/2023	25,000	25,000
Des Moines Area Community College, Plant Fund Capital Loan 4.00%, 6/1/2023	100,000	100,000
GMG Community School District GO, 4.00%, 6/1/2023	40,000	40,000
Iowa Finance Authority Series 2018B, Rev., 5.00%, 2/15/2024	30,000	30,227
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 4.14%, 6/8/2023 (d) (e)	14,220,000	14,200,408
Janesville Consolidated School District GO, 3.00%, 6/1/2023	25,000	25,000
North Polk Community School District Series 2017A, GO, 3.00%, 6/1/2023	30,000	30,000
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2019SUI, Rev., 5.00%, 9/1/2025	25,000	25,920
State of Iowa, Special Obligation Rev., 5.00%, 6/15/2023	25,000	25,012
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	23,558,199
University of Iowa (The), Recreational Facilities Series 2017B, Rev., 4.00%, 7/1/2023	20,000	20,007
Waukee Community School District Infrastructure Sales Services and Use Tax Series 2017A, Rev., 4.00%, 6/1/2024	1,220,000	1,225,344
Total Iowa		39,591,562
Kansas — 0.1%
Blue Valley Recreation Commission Series B, COP, AGM, 5.00%, 10/1/2023	30,000	30,152
Butler County Unified School District No. 375 Circle, School Building Series 2013-1, GO, AGM, 3.38%, 9/1/2023 (b)	20,000	19,994
City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	185,000	177,129
County of Anderson Series 2013A, GO, AGM, 4.75%, 8/1/2023 (b)	50,000	50,102
County of Shawnee COP, 3.00%, 9/1/2024	35,000	34,707
Johnson County Public Building Commission Series 2018A, Rev., 5.00%, 9/1/2023	55,000	55,196
Johnson County Unified School District No. 233 Olathe
Series 2016C, GO, 5.00%, 9/1/2023	50,000	50,191
Series 2016A, GO, 4.00%, 9/1/2024 (b)	25,000	25,184
Neosho County Unified School District No. 413 GO, AGM, 4.00%, 9/1/2023 (b)	25,000	25,033

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Reno County Unified School District No. 308 Hutchinson Series 2015, GO, 4.00%, 9/1/2023	100,000	99,986
Rice County Unified School District No. 376 Sterling Series 2015, GO, AGM, 4.00%, 9/1/2025 (b)	1,200,000	1,218,378
Sedgwick County Unified School District No. 266 Maize Series 2015A, GO, 4.00%, 9/1/2023 (b)	25,000	25,036
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2023	10,000	10,036
State of Kansas Department of Transportation Series 2015A, Rev., 5.00%, 9/1/2023	45,000	45,166
Wyandotte County-Kansas City Unified Government Utility System Series 2014A, Rev., 5.00%, 9/1/2023	725,000	727,136
Total Kansas		2,593,426
Kentucky — 1.1%
County of Daviess Series 2012A, GO, 2.00%, 9/1/2023	50,000	49,726
Fayette County School District Finance Corp. Series 2013A, Rev., 5.00%, 10/1/2023 (b)	25,000	25,122
Kenton County Public Properties Corp., Court Facilities Project Rev., 3.00%, 3/1/2024	500,000	496,482
Kentucky Asset Liability Commission
Series 2021A, Rev., 5.00%, 11/1/2023	60,000	60,355
Series 2021A, Rev., 5.00%, 11/1/2024	615,000	628,590
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series A, Rev., 5.00%, 9/1/2023	100,000	100,344
Series 2013A, Rev., 5.25%, 9/1/2023	110,000	110,446
Series 2013A, Rev., 5.25%, 9/1/2024	100,000	100,440
Series 2013A, Rev., 5.25%, 9/1/2025	310,000	311,109
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2011-B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.96%, 6/8/2023 (d)	12,715,000	12,731,887
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Series 2018A, Rev., 3.00%, 2/1/2024	25,000	24,894
Kentucky Municipal Power Agency, Prairie State Project
Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	1,930,000	1,935,639
Series A, Rev., NATL - RE, 5.00%, 9/1/2024	310,000	315,154
Kentucky Public Energy Authority, Gas Supply
Series A-1, Rev., 4.00%, 8/1/2023	1,050,000	1,049,504
Series A-1, Rev., 4.00%, 2/1/2024	2,500,000	2,496,996
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	155,000	154,791
Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	707,496
Kentucky Public Transportation Infrastructure Authority, First Tier Downtown Crossing Series 2013A, Rev., 5.75%, 7/1/2023 (b)	4,000,000	4,005,292
Kentucky State Property and Building Commission, Project No. 106 Series 2013A, Rev., 5.00%, 10/1/2023 (b)	55,000	55,287
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	50,000	53,717
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2023	70,000	70,073
Series 2014A, Rev., 5.00%, 7/1/2024	105,000	106,668
Series B, Rev., 5.00%, 7/1/2025	95,000	97,889
Lexington-Fayette Urban County Government, Various Purpose Series 2012B, GO, 3.00%, 7/1/2024	100,000	99,150
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2023	50,000	50,183
Series 2020B, Rev., 5.00%, 10/1/2023 (c)	1,780,000	1,785,348
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2023	40,000	40,279
Louisville Water Co., Metro Government Waterworks Board Rev., 5.00%, 11/15/2023	25,000	25,174
Scott County School District Finance Corp. Rev., 5.00%, 6/1/2025	20,000	20,538

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
University of Kentucky, General Receipt Series 2014A, Rev., 4.00%, 4/1/2024 (b)	175,000	175,630
University of Kentucky, General Receipts Series 2015B, Rev., 5.00%, 10/1/2024	20,000	20,418
Total Kentucky		27,904,621
Louisiana — 2.6%
Ascension Parish School Board Series 2020, GO, 4.00%, 3/1/2024	25,000	25,084
City of New Orleans, Sewerage Service Rev., 5.00%, 6/1/2023	215,000	215,000
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2023	1,175,000	1,182,860
Jefferson Parish School Board Series 2015, GO, 5.00%, 3/1/2024	50,000	50,562
Louisiana Energy and Power Authority, Power Project Series 2013A, Rev., AGM, 4.50%, 6/1/2023 (b)	40,000	40,000
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	100,000	102,024
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	250,000	254,179
Louisiana Public Facilities Authority, Christus Health Series 2018D, Rev., 5.00%, 7/1/2023	400,000	400,368
Louisiana Public Facilities Authority, Hurricane Recovery Program Series 2014, Rev., 5.00%, 6/1/2024	120,000	121,844
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2023	25,000	25,176
Louisiana Stadium and Exposition District
Rev., BAN, 4.00%, 7/3/2023	7,075,000	7,075,342
Rev., BAN, 5.00%, 7/3/2023	5,700,000	5,704,779
Louisiana State University and Agricultural and Mechanical College Series 2016A, Rev., 5.00%, 7/1/2024	75,000	75,913
St. Tammany Parish Sales Tax District No. 3, Sales Tax Rev., 5.00%, 6/1/2023	100,000	100,000
State of Louisiana
Series 2014-C, GO, 5.00%, 8/1/2023	10,000	10,026
Rev., 5.00%, 9/1/2023	15,000	15,059
Series 2014C, GO, 5.00%, 8/1/2025	65,000	66,254
Series 2014A, GO, 4.00%, 2/1/2034	12,095,000	12,135,592
State of Louisiana Gasoline and Fuels Tax Series 2014B, Rev., 5.00%, 5/1/2024 (b)	30,000	30,458
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 4.50%, 5/1/2025 (b)	31,500,000	32,232,271
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2022A, Rev., (SOFR + 0.50%), 4.06%, 6/5/2023 (d)	7,880,000	7,690,774
Total Louisiana		67,553,565
Maine — 0.0% ^
Maine Governmental Facilities Authority, Lease Rental Series 2015B, Rev., 2.00%, 10/1/2023	10,000	9,933
Maine Health and Higher Educational Facilities Authority
Series 2014A, Rev., 5.00%, 7/1/2023	85,000	85,099
Series 2017B, Rev., 5.00%, 7/1/2023	185,000	185,162
Series 2019A, Rev., 5.00%, 7/1/2023	50,000	50,050
Series 2020A, Rev., 5.00%, 7/1/2023 (b)	39,310	39,348
Series 2020A, Rev., 5.00%, 7/1/2023	60,690	60,751
Maine Municipal Bond Bank
Series 2016C, Rev., 4.00%, 11/1/2023	25,000	25,063
Series 2018B, Rev., 5.00%, 11/1/2023	20,000	20,131
Series 2021A, Rev., 5.00%, 11/1/2023	500,000	503,288
Series 2014C, Rev., 5.00%, 11/1/2024	25,000	25,608
Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	50,883
Maine Turnpike Authority Rev., 5.00%, 7/1/2023	10,000	10,012

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
State of Maine Series 2017B, GO, 5.00%, 6/1/2023	10,000	10,000
University of Maine System Rev., 5.00%, 3/1/2025	55,000	56,636
Total Maine		1,131,964
Maryland — 0.1%
City of Baltimore Series D, Rev., 5.00%, 7/1/2023	25,000	25,033
City of Baltimore, Wastewater Projects Series 2013C, Rev., 5.00%, 7/1/2023	30,000	30,039
County of Anne Arundel, Arundel Mills Project Rev., GTD, 5.00%, 7/1/2023	50,000	50,062
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 2/1/2025	25,000	25,741
County of Charles, Consolidated Public Improvement GO, 5.00%, 7/15/2023	45,000	45,081
County of Montgomery, College Foundation, Inc. Series 2016A, COP, 5.00%, 11/1/2023	150,000	150,918
County of Montgomery, Consolidated Public Improvement Series 2015B, GO, 5.00%, 12/1/2023	115,000	115,945
County of Prince George's, Consol Public Improvement Series 2014A, GO, 4.00%, 9/1/2024	30,000	30,286
County of Prince George's, Consolidated Public Improvement Series 2013A, GO, 3.00%, 3/1/2024	30,000	29,905
County of Washington, Consolidated Public Improvement GO, 4.00%, 7/1/2023	30,000	30,014
Maryland Community Development Administration, Housing and Community Development Series 2019A, Rev., 2.10%, 3/1/2024	20,000	19,761
Maryland Health and Higher Educational Facilities Authority
Series 2013A, Rev., 5.00%, 8/15/2024	570,000	571,642
Series 2020B-1, Rev., 5.00%, 7/1/2025 (c)	150,000	152,944
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Rev., 5.00%, 7/1/2025	45,000	46,259
Maryland Stadium Authority Series 2018A, Rev., 5.00%, 5/1/2024	25,000	25,377
State of Maryland Department of Transportation Series 2009, Rev., 4.00%, 6/15/2023	450,000	450,083
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	65,000	65,056
State of Maryland, Department of Transportation Rev., 5.00%, 11/1/2023	40,000	40,270
Washington Suburban Sanitary Commission Rev., GTD, 4.00%, 6/1/2023 (b)	140,000	140,000
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/1/2023 (b)	35,000	35,000
Total Maryland		2,079,416
Massachusetts — 2.7%
Boston Water and Sewer Commission Series B, Rev., 5.00%, 11/1/2023 (b)	25,000	25,165
Bristol-Plymouth Regional Vocational Technical School District GO, BAN, 4.50%, 2/28/2024	6,000,000	6,047,223
Brockton Area Transit Authority Rev., RAN, 3.75%, 7/28/2023	6,100,000	6,095,734
City of Boston Series 2013B, GO, 4.00%, 1/1/2024	20,000	20,011
City of Chicopee Series 2016, GO, 4.00%, 8/15/2024	30,000	30,260
City of Northampton, Municipal Purpose Loan GO, 4.00%, 6/1/2023	25,000	25,000
City of Quincy GO, BAN, 4.50%, 9/15/2023	100,000	100,228
City of Woburn, Municipal Purpose Loan GO, 2.63%, 11/15/2025	100,000	97,346
Commonwealth of Massachusetts
Series 2020A, GO, VRDO, 5.00%, 6/1/2023 (c)	445,000	445,000
Series C, GO, 5.00%, 10/1/2023	25,000	25,133
Series 2015A, GO, 5.00%, 5/1/2024	80,000	80,108
Commonwealth of Massachusetts Federal Highway Series 2017A, Rev., GAN, 5.00%, 6/15/2023	20,000	20,010
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Series 2016A, Rev., GAN, 5.00%, 6/15/2023	25,000	25,013
Series 2014A, Rev., GAN, 5.00%, 6/15/2024	25,000	25,441
Commonwealth of Massachusetts Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2023	20,000	20,000
Commonwealth of Massachusetts, Consolidated Loan of 2014 Series C, GO, 5.00%, 7/1/2023	50,000	50,062

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority, Sales Tax
Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,013
Series 2003C, Rev., 5.25%, 7/1/2023	30,000	30,044
Massachusetts Development Finance Agency
Series 2018, Rev., 5.00%, 6/1/2023	200,000	200,000
Series 2015H-1, Rev., 5.00%, 7/1/2024	500,000	505,875
Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	5,110,000	5,138,707
Massachusetts Development Finance Agency, Caregroup Issue
Series 2015H-1, Rev., 5.00%, 7/1/2023	800,000	800,578
Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	35,937
Massachusetts Development Finance Agency, Children Hospital Series 2014P, Rev., 5.00%, 10/1/2024 (b)	17,000,000	17,332,989
Massachusetts Development Finance Agency, North Hill Community Issue Series 2013A, Rev., 6.50%, 11/15/2023 (b) (e)	675,000	683,277
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.16%, 6/8/2023 (d) (e)	1,075,000	1,062,643
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	201,650
Series 2016S-2, Rev., 5.00%, 1/30/2025 (c)	345,000	353,065
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2024	345,000	344,284
Rev., 5.00%, 1/1/2025	365,000	362,637
Massachusetts Development Finance Agency, Trustees of Boston University Series DD-2, Rev., 5.00%, 4/1/2024 (c)	40,000	40,225
Massachusetts Development Finance Agency, Williams College Series 2013P, Rev., 5.00%, 7/1/2023	45,000	45,051
Massachusetts Housing Finance Agency, Single Family Housing Series 220, Rev., GNMA / FNMA / FHLMC, 5.00%, 6/1/2023	295,000	295,000
Massachusetts Housing Finance Agency, Sustainability Bonds
Series 2020C-2, Rev., FHA, 0.50%, 6/1/2023	765,000	765,000
Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	180,000	177,665
Massachusetts School Building Authority Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,358
Massachusetts School Building Authority, Dedicated Sales Tax Series 2018A, Rev., 5.00%, 2/15/2024 (b)	20,000	20,240
Massachusetts State College Building Authority
Series 2017D, Rev., 5.00%, 5/1/2024	45,000	45,695
Series 2016A, Rev., 4.00%, 5/1/2025	20,000	20,233
Massachusetts Transportation Trust Fund Metropolitan Highway System, Senior Series 2019A, Rev., 5.00%, 1/1/2024	30,000	30,279
Massachusetts Water Resources Authority
Series 2014-F, Rev., 5.00%, 8/1/2024 (b)	15,000	15,279
Series 2014-F, Rev., 5.00%, 8/1/2024	5,000	5,107
Series F, Rev., 5.00%, 8/1/2024 (b)	15,000	15,288
Pentucket Regional School District, Unlimited Tax GO, 5.00%, 6/1/2023	25,000	25,000
Pioneer Valley Transit Authority Rev., RAN, 4.00%, 7/14/2023	9,500,000	9,497,218
Town of Hamilton GO, BAN, 3.50%, 8/17/2023	2,257,767	2,252,311
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,290,000	2,306,418
Town of Marblehead GO, 4.00%, 8/15/2023	50,000	50,022
Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 11/1/2024	25,000	25,035
Town of Medfield, Municipal Purpose Loan GO, 2.13%, 9/15/2023	100,000	99,635
Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	38,806
Town of Norwood GO, 5.00%, 6/15/2023	45,000	45,025
Town of Plainville GO, BAN, 3.50%, 6/28/2023	2,500,000	2,498,587
Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	25,316

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Town of West Newbury GO, BAN, 3.50%, 7/13/2023	1,060,000	1,059,132
Worcester Regional Transit Authority Rev., RAN, 3.25%, 6/23/2023	11,300,000	11,295,326
Total Massachusetts		70,916,684
Michigan — 2.2%
Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,143
City of Ann Arbor, Limited Tax GO, 3.00%, 10/1/2023	25,000	24,945
City of Auburn Hills, Limited tax GO, 3.00%, 6/1/2023	35,000	35,000
City of Brighton Series 2021, GO, 4.00%, 10/1/2024	80,000	80,671
City of Corpus Christi Utility System,Senior Lien Series 2004A, Rev., AGM, 5.25%, 7/1/2024	25,000	25,490
City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	50,643
City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	46,790
City of South Haven, Limited Tax GO, 4.00%, 10/1/2023	70,000	70,087
County of Jackson, Transportation GO, 2.00%, 5/1/2024	250,000	245,292
Dearborn School District, School Building and Site Series 2014A, GO, Q-SBLF, 4.00%, 11/1/2023 (b)	35,000	35,082
Grand Valley State University
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	312,241
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	685,312
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2023	85,000	85,081
Series 2018A, Rev., 5.00%, 7/1/2024	55,000	55,810
Kalamazoo Hospital Finance Authority, Bronson Healthcare Group, Inc. Rev., 5.00%, 5/15/2024 (b)	5,000	5,070
Karegnondi Water Authority Series 2014A, Rev., 5.00%, 11/1/2026	125,000	125,441
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital
Series 2021A, Rev., 5.00%, 4/1/2024	540,000	543,145
Series 2021A, Rev., 5.00%, 4/1/2025	565,000	573,857
Lake Michigan College District, Building and Site, Limited Tax
GO, 4.00%, 9/1/2023 (b)	25,000	25,036
GO, 4.25%, 9/1/2023 (b)	20,000	20,041
Linden Community School District, School Building and Site, Unlimited Tax Series 2021-I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,338
Livonia Municipal Building Authority, Limited Tax Rev., 4.00%, 5/1/2024	40,000	40,207
Marquette Board of Light and Power Series 2016A, Rev., 5.00%, 7/1/2023	45,000	45,042
Michigan Finance Authority
Series 2022A, Rev., 5.00%, 4/15/2024	500,000	506,068
Series 2015A, Rev., 5.00%, 8/1/2024 (b)	60,000	61,151
Series 2014H-1, Rev., 5.00%, 10/1/2024	680,000	683,499
Michigan Finance Authority, Ascension Senior Credit Group Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	60,118
Michigan Finance Authority, Beaumont Health Credit Group Series 2015A, Rev., 5.00%, 8/1/2024 (b)	40,000	40,767
Michigan Finance Authority, Clean Water Revolving Fund
Series 2016B, Rev., 5.00%, 10/1/2023	25,000	25,127
Series 2016B, Rev., 5.00%, 10/1/2024	150,000	153,351
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2023	20,000	20,102
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2023	100,000	100,743
Series 2019MI-1, Rev., 5.00%, 12/1/2023	125,000	125,928
Series 2017A, Rev., 5.00%, 12/1/2024	285,000	291,891
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	5,910,000	6,053,237
Michigan Finance Authority,Hospital Beaumont Health Credit Series 2013, Rev., 5.00%, 8/15/2023 (b)	115,000	115,349

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority,Hospital Midmichigan Health Series 2014, Rev., 5.00%, 6/1/2024 (b)	40,000	40,631
Michigan State Building Authority, Facilities Program Series 2013A-1, Rev., 5.00%, 10/15/2023	25,000	25,140
Michigan State Building Authority, Multi Modal Program Rev., VRDO, 3.64%, 6/9/2023 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series 2010F-1, Rev., VRDO, 4.00%, 6/1/2023 (c)	5,000,000	5,000,000
Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	100,000	100,180
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	255,000	261,165
Michigan State Housing Development Authority, Single Family Mortgage Series 2020A, Rev., 0.80%, 6/1/2023	150,000	150,000
Michigan State University
Series 2013A-1, Rev., 4.00%, 8/15/2023	30,000	30,028
Series 2013A, Rev., 5.00%, 8/15/2023 (b)	10,000	10,029
North Kent Sewer Authority Series 2016, Rev., 5.00%, 11/1/2024	755,000	772,419
Portage Public Schools Series 2016, GO, 5.00%, 11/1/2024	25,000	25,577
Rib Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 3.02%, 6/1/2023 (c) (e)	30,000,000	30,000,000
Royal Oak Hospital Finance Authority Series 2014D, Rev., 5.00%, 3/1/2024 (b)	1,115,000	1,128,288
Saginaw City School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2024	35,000	35,464
Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	114,276
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	25,119
State of Michigan Trunk Line Series 2020A, Rev., 5.00%, 11/15/2023	50,000	50,356
Troy School District, Unlimited Tax, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	20,000	20,124
Walled Lake Consolidated School District, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	30,000	30,192
Wayne State University
Series 2013A, Rev., 5.00%, 11/15/2024	100,000	100,657
Series 2019A, Rev., 5.00%, 11/15/2024	210,000	214,368
Western Michigan University Series 2015A, Rev., 5.00%, 11/15/2024	40,000	40,883
Total Michigan		58,252,991
Minnesota — 1.4%
City of Minneapolis, Improvement and Various Purpose GO, 4.00%, 12/1/2023	45,000	45,139
City of New Hope, Hennepin County Series 2018A, GO, 4.00%, 2/1/2024	50,000	50,187
City of Rochester Series 2015B, GO, 5.00%, 12/1/2023	20,000	20,138
City of St Cloud Series 2014B, Rev., 5.00%, 5/1/2024	210,000	212,503
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	44,894
City of St. Paul, Sales Tax Series 2019C, Rev., 3.00%, 11/1/2023	25,000	24,919
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	30,314
County of Anoka, Capital Improvement Series 2020A, GO, 5.00%, 2/1/2024	40,000	40,423
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	51,457
County of Lyon Series 2015A, GO, 5.00%, 2/1/2024	25,000	25,266
County of Martin Series 2021A, GO, 3.00%, 12/15/2023	40,000	39,858
County of St. Louis, Capital Improvement
Series 2015B, GO, 3.00%, 12/1/2023	75,000	74,801
Series 2016B, GO, 5.00%, 12/1/2023	35,000	35,281
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2023	205,000	204,657
Minneapolis-St. Paul Metropolitan Airports Commission Series 2014A, Rev., 5.00%, 1/1/2026	70,000	70,493
Minnesota Housing Finance Agency Series 2020D, Rev., 4.00%, 8/1/2024	125,000	125,669
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 4.40%, 6/5/2023 (d)	35,000,000	34,030,360
Minnesota State Colleges and Universities Foundation Series 2019A, Rev., 5.00%, 10/1/2023	25,000	25,127
Minnetonka Independent School District No. 276 Series E, COP, 4.00%, 10/1/2023	115,000	115,128

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Northern Municipal Power Agency Series 2013A, Rev., 5.00%, 1/1/2024	50,000	50,056
Rochester Independent School District No. 535 Series 2014A, COP, 3.00%, 2/1/2024	25,000	24,877
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	36,014
Sartell-St Stephen Independent School District No. 748, School Building Series 2016A, GO, 5.00%, 2/1/2024	30,000	30,300
Southern Minnesota Municipal Power Agency Series 1994A, Rev., NATL - RE, Zero Coupon, 1/1/2024	70,000	68,463
St Paul Port Authority Series 20213-2, Rev., 5.00%, 12/1/2023	200,000	201,545
St. Cloud Independent School District No. 742 Series 2021A, COP, 3.00%, 2/1/2025	125,000	123,758
State of Minnesota Series 2014B, GO, 4.00%, 8/1/2025	75,000	75,653
State of Minnesota, Tax-Exempt
Series 2014A, Rev., 5.00%, 6/1/2023	45,000	45,000
Series A, Rev., 5.00%, 6/26/2023	70,000	70,386
State of Minnesota, Trunk Highway
Series 2012B, GO, 2.00%, 8/1/2023	25,000	24,914
Series 2018B, GO, 5.00%, 8/1/2023	25,000	25,064
State of Minnesota, Various Purpose Series 2014A, GO, 5.00%, 8/1/2023	10,000	10,026
Total Minnesota		36,052,670
Mississippi — 0.2%
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	25,191
County of DeSoto GO, 5.00%, 7/1/2023	40,000	40,040
Madison County School District GO, 5.00%, 3/1/2024	25,000	25,289
Mississippi Business Finance Corp., Waste Management, Inc. Project Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,118,469
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2026	35,000	36,585
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,271,672
Mississippi Development Bank, Hinds County Project Rev., 5.00%, 11/1/2023	105,000	105,427
Mississippi Development Bank, Madison County, Mississippi Highway Refunding Project Series 2013C, Rev., 5.00%, 1/1/2024	20,000	20,168
Mississippi Development Bank, Rankin County School District Project
Rev., 5.00%, 6/1/2024	30,000	30,408
Rev., 5.00%, 6/1/2025	35,000	35,975
Rankin County School District, Limited Tax
GO, 3.00%, 8/1/2023	175,000	174,762
GO, 5.00%, 8/1/2025	25,000	25,923
State of Mississippi
Series 2013B, GO, 5.00%, 12/1/2023 (b)	200,000	201,614
Series 2020B, GO, 5.00%, 9/1/2024	150,000	153,157
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	73,134
State of Mississippi, Tax-Exempt
Series 2012H, GO, 4.00%, 12/1/2023	25,000	25,011
Series 2017A, GO, 5.00%, 10/1/2024	25,000	25,549
University of Mississippi Educational Building Corp., Campus Improvement Project Series 2015C, Rev., 5.00%, 11/1/2023	35,000	35,234
University of Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 5.00%, 10/1/2024	195,000	199,408
Total Mississippi		4,623,016
Missouri — 1.1%
Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	25,250
City of Chesterfield COP, 5.00%, 12/1/2023	75,000	75,587

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
City of Kansas City Series 2019A, Rev., 5.00%, 12/1/2023	35,000	35,293
City of Kansas City, Special Obligation Series E, Rev., Zero Coupon, 2/1/2024	275,000	267,570
County of Clay Series 2018A, COP, 4.00%, 5/1/2024 (b)	30,000	30,190
County of Dunklin Rev., 3.00%, 12/1/2026	400,000	393,602
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	35,000	35,099
Fort Zumwalt School District Series 2022, GO, 5.00%, 3/1/2024	100,000	101,140
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,375,000	5,452,406
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group
Series 2016, Rev., 5.00%, 5/15/2024	680,000	689,568
Rev., 5.00%, 5/15/2025	60,000	61,569
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series F, Rev., VRDO, 3.00%, 6/1/2023 (c)	5,000,000	5,000,000
Series 2014A, Rev., 5.00%, 6/1/2023	325,000	325,000
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	25,000	25,296
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2023	125,000	125,731
Jasper County Reorganized School District No. R-IX Carthage, Missouri Direct Deposit Program Series 2013, GO, 4.00%, 3/1/2024	2,625,000	2,633,819
Joplin Schools, Missouri Direct Deposit Program GO, 4.00%, 3/1/2025	100,000	100,022
Missouri Development Finance Board, Office Building Project Series 2013A, Rev., 3.00%, 10/1/2023	50,000	49,906
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2021C, Rev., GNMA / FNMA / FHLMC, 0.35%, 11/1/2023	480,000	473,280
Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project
Series 2014A, Rev., 5.00%, 1/1/2025	2,500,000	2,517,013
Series 2014A, Rev., 5.00%, 1/1/2027	2,000,000	2,012,649
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2024	20,000	20,436
Missouri State Board of Public Buildings
Series 2014A, Rev., 4.00%, 10/1/2023	95,000	95,046
Series 2020B, Rev., 5.00%, 10/1/2023	30,000	30,160
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water
Series 2015B, Rev., 5.00%, 7/1/2023	25,000	25,031
Series 2013A, Rev., 5.00%, 7/1/2024	60,000	60,082
St. Charles County Public Water Supply District No. 2
COP, 3.00%, 12/1/2023	45,000	44,877
Series 2016B, COP, 5.00%, 12/1/2023	50,000	50,069
St. Louis County Library District COP, 4.00%, 4/1/2027	2,010,000	2,010,780
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 3.69%, 6/9/2023 (c) (e)	6,315,000	6,315,000
Total Missouri		29,081,471
Montana — 0.0% ^
City of Billings Series 2012A, GO, 3.00%, 7/1/2023	35,000	34,982
Nebraska — 0.8%
City of Lincoln, Electric System Rev., 2.70%, 9/1/2023	10,000	9,972
City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	39,874
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	35,000	35,543

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
County of Douglas, Creighton University Projects Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 4.09%, 6/8/2023 (d)	16,100,000	15,835,622
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,151,221
Nebraska Public Power District
Series 2020A, Rev., 0.60%, 6/22/2023 (c)	690,000	688,861
Series B, Rev., 5.00%, 1/1/2024	60,000	60,545
Series 2012B, Rev., 5.00%, 1/1/2025	10,000	10,014
Series A-1, Rev., 5.00%, 1/1/2025	35,000	35,936
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,000
Papillion-La Vista School District No. 27 Series 2020B, GO, 4.00%, 12/1/2023	35,000	35,111
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2026	845,000	860,671
Southern Public Power District Series 2015, Rev., 5.00%, 12/15/2024 (b)	1,615,000	1,656,968
State of Nebraska Series 2020A, COP, 3.00%, 9/1/2023	45,000	44,914
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	59,961
Total Nebraska		21,550,213
Nevada — 0.1%
Carson City School District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2023	75,000	75,000
City of Henderson Series 2012A, GO, 5.00%, 6/1/2023	25,000	25,000
Clark County School District, Limited Tax
Series 2016A, GO, 5.00%, 6/15/2023	150,000	150,067
Series 2016D, GO, 5.00%, 6/15/2023	75,000	75,034
Series 2018A, GO, 5.00%, 6/15/2023	450,000	450,201
Series 2015D, GO, 5.00%, 6/15/2024	30,000	30,441
Series 2016B, GO, 5.00%, 6/15/2024	165,000	167,423
Series 2016E, GO, 5.00%, 6/15/2024	50,000	50,734
Series 2018A, GO, 5.00%, 6/15/2024	60,000	60,881
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	98,392
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien
Series 2019D, Rev., 5.00%, 7/1/2024	400,000	406,356
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	41,412
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	460,000	460,480
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax GO, 5.00%, 7/1/2023	20,000	20,025
County of Clark, Limited Tax
GO, 5.00%, 6/1/2023	35,000	35,000
Series 2016B, GO, 5.00%, 11/1/2023	25,000	25,169
Series 2016B, GO, 5.00%, 11/1/2024	45,000	46,120
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,663
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2023	590,000	590,615
County of Clark, Sales and Excise Tax Rev., 5.00%, 7/1/2023	25,000	25,031
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2023	20,000	20,164
Series 2018B, GO, 5.00%, 12/1/2025	35,000	36,571
Las Vegas Valley Water District, Limited Tax Series 2016B, GO, 5.00%, 6/1/2023	20,000	20,000
Las Vegas Valley Water District, Water Improvement, Limited Tax Series 2016A, GO, 5.00%, 6/1/2023	65,000	65,000
Nevada System of Higher Education Rev., 5.00%, 7/1/2023	25,000	25,030
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2023	40,000	40,344

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015B, GO, 5.00%, 11/1/2024	25,000	25,545
Series 2015B, GO, 5.00%, 11/1/2025	20,000	20,660
State of Nevada, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	55,000	55,024
Washoe County School District, Limited Tax
Series 2017D, GO, 5.00%, 6/1/2023	150,000	150,000
Series A, GO, PSF-GTD, 5.00%, 6/1/2023	25,000	25,000
Total Nevada		3,342,382
New Hampshire — 0.0% ^
City of Dover GO, 5.00%, 6/15/2023	35,000	35,019
Windham School District Series 2014A, GO, 5.00%, 7/15/2024	60,000	61,011
Total New Hampshire		96,030
New Jersey — 10.5%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2016A, Rev., AGM, 5.00%, 7/1/2023	30,000	30,028
Bergen County Improvement Authority (The) Series 2023, Rev., GTD, 4.50%, 5/31/2024 (f)	3,983,229	4,025,178
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	18,334,000	18,528,526
Borough of Chatham GO, BAN, 4.50%, 5/17/2024	4,571,630	4,607,087
Borough of Essex Fells GO, BAN, 4.50%, 9/8/2023	3,822,500	3,818,971
Borough of Glen Ridge GO, BAN, 4.00%, 7/13/2023	4,434,625	4,434,313
Borough of High Bridge
GO, BAN, 3.25%, 6/15/2023	2,408,350	2,407,742
GO, BAN, 5.00%, 6/13/2024 (f)	1,272,625	1,284,079
Borough of Hopatcong GO, BAN, 3.75%, 7/21/2023	3,467,585	3,465,269
Borough of Kenilworth GO, BAN, 4.50%, 3/1/2024	7,632,000	7,655,581
Borough of Lebanon GO, BAN, 3.75%, 9/11/2023	1,063,100	1,061,985
Borough of Morris Plains GO, BAN, 4.50%, 8/14/2023	1,341,360	1,341,076
Borough of Palisades Park GO, BAN, 4.50%, 3/15/2024	5,363,000	5,370,516
Borough of Pitman GO, BAN, 4.50%, 9/8/2023	4,198,135	4,194,597
Borough of Ramsey GO, BAN, 3.50%, 6/2/2023	10,514,000	10,513,872
Borough of Riverdale GO, BAN, 3.75%, 9/7/2023	8,496,000	8,486,061
Borough of Woodcliff Lake GO, BAN, 4.50%, 9/21/2023	4,221,000	4,217,822
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	35,342
Burlington County Bridge Commission, Governmental Loan Program Series 2013A, Rev., GTD, 5.00%, 12/1/2023	80,000	80,106
Camden County Improvement Authority (The)
Series 2012A, Rev., GTD, 2.25%, 6/1/2023	75,000	75,000
Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	25,093
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	25,517
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2025	30,000	31,346
Camden County Improvement Authority (The), Open Space Preservation Trust Fund Rev., GTD, 5.00%, 6/1/2023	50,000	50,000
City of Clifton GO, 3.00%, 10/15/2023	20,000	19,957
City of Jersey City Series 2014, GO, 5.00%, 12/1/2023	50,000	50,386
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	31,133
City of Newark Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000,000	1,005,088
City of Ocean City, General Improvement
GO, 4.00%, 9/15/2023	120,000	120,212
GO, 4.00%, 9/15/2025	40,000	40,624

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
City of Rahway
GO, 4.00%, 8/1/2023	25,000	25,020
GO, 4.00%, 10/1/2023	25,000	25,043
City of Sea Isle City GO, 3.00%, 9/1/2023	45,000	44,917
City of Vineland GO, BAN, 5.00%, 11/8/2023	24,407,000	24,522,958
County of Atlantic GO, 0.50%, 6/1/2024	1,805,000	1,728,807
County of Essex
GO, 3.00%, 8/1/2023	25,000	24,975
Series A, GO, 4.00%, 9/1/2023	20,000	20,030
County of Hudson
GO, 5.00%, 12/1/2023	25,000	25,175
Series B, GO, 4.00%, 7/1/2025	40,000	40,495
County of Mercer, County College GO, 3.00%, 6/1/2023	20,000	20,000
County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2023	25,000	25,003
County of Monmouth GO, 5.00%, 7/15/2023	25,000	25,047
Delaware Township Board of Education GO, 4.50%, 7/18/2023	1,350,000	1,349,750
Freehold Township Board of Education GO, 5.00%, 7/15/2023	25,000	25,029
Glen Rock School District GO, 4.00%, 9/1/2023	25,000	25,035
Gloucester County Improvement Authority (The)
Series 2011A, Rev., GTD, 5.00%, 7/15/2023	20,000	20,033
Series 2013A, Rev., GTD, 5.00%, 9/1/2023	40,000	40,045
Series 2013A, Rev., GTD, 5.00%, 9/1/2024	15,000	15,018
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	35,327
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	24,881
Hudson County Improvement Authority, Courthouse Project Rev., 4.00%, 10/1/2025	40,000	40,685
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	32,500,000	32,531,323
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	23,500,000	23,522,649
Middlesex County Improvement Authority, Open Space Trust Fund Series 2011, Rev., GTD, 3.00%, 9/15/2023	30,000	29,962
Middletown Township Board of Education GO, 2.25%, 8/1/2024	720,000	706,451
Mount Olive Township Board of Education GO, 4.00%, 7/15/2023	20,000	20,011
New Brunswick Parking Authority Series 2016, Rev., GTD, 5.00%, 9/1/2023	240,000	240,856
New Jersey Economic Development Authority
Series 2015A, Rev., 5.00%, 6/15/2024	350,000	354,071
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000,000	7,121,215
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,600,000	1,644,395
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 5.00%, 7/1/2023	75,000	75,037
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2023	2,710,000	2,711,060
Series 2005N1, Rev., NATL - RE, 5.50%, 9/1/2023	75,000	75,293
Series 2012-II, Rev., 3.00%, 3/1/2024	350,000	347,729
Series XX, Rev., 5.00%, 6/15/2024	800,000	809,306
Series 2014PP, Rev., AGM-CR, 5.00%, 6/15/2025	3,500,000	3,556,244
Series 2005N1, Rev., AGM, 5.50%, 9/1/2025	95,000	99,327
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,730,000	2,779,233
New Jersey Economic Development Authority, Transit Corporation Projects Series B, Rev., 5.00%, 11/1/2023	350,000	351,638
New Jersey Educational Facilities Authority
Series 2014A, Rev., 5.00%, 9/1/2024	75,000	76,073
Series 2015G, Rev., 5.00%, 7/1/2025 (b)	35,000	36,250

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Educational Facilities Authority, Higher Education Facilities Trust Rev., 5.00%, 6/15/2023	25,000	25,010
New Jersey Educational Facilities Authority, Princeton University Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,030
New Jersey Educational Facilities Authority, Ramapo College Series 2015B, Rev., AGM, 4.00%, 7/1/2023 (b)	45,000	45,018
New Jersey Health Care Facilities Financing Authority
Series 2013B, Rev., 5.00%, 9/15/2023	65,000	65,204
Series 2017, Rev., 5.00%, 10/1/2024	1,000,000	1,015,413
Series 2013, Rev., 5.00%, 7/1/2027	45,000	45,460
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	1,260,000	1,278,815
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	241,766
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Rev., 5.00%, 7/1/2023	20,000	20,020
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Rev., 5.00%, 7/1/2026	50,000	52,359
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc.
Rev., 5.00%, 1/1/2024 (b)	30,000	30,258
Rev., 5.00%, 7/1/2024	115,000	115,883
Rev., 5.00%, 7/1/2025	135,000	136,313
Rev., 5.00%, 7/1/2026	185,000	186,828
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 2019A, Rev., 5.00%, 12/1/2024	40,000	40,826
New Jersey Housing and Mortgage Finance Agency, NBA-New Brunswick LLC Series C2, Rev., 3.13%, 8/1/2024 (c)	5,100,000	5,004,005
New Jersey Infrastructure Bank, Environmental Infrastructure
Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	39,922
Series 2007A, Rev., GTD, 5.00%, 9/1/2023	510,000	512,011
Rev., GTD, 5.00%, 9/1/2024	35,000	35,758
New Jersey Sports and Exposition Authority Series 2018A, Rev., 5.00%, 9/1/2024	210,000	213,337
New Jersey Transportation Trust Fund Authority
Series 2013AA, Rev., 5.00%, 6/15/2023	25,000	25,010
Series 2013AA, Rev., 5.00%, 7/3/2023	455,000	455,333
Series 2005B, Rev., AMBAC, 5.25%, 12/15/2023	105,000	105,790
Series 2006A, Rev., 5.25%, 12/15/2023	150,000	151,128
Series 2010D, Rev., 5.25%, 12/15/2023	1,020,000	1,027,672
Series 2014AA, Rev., 5.00%, 6/15/2025	125,000	126,881
Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,058,161
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2016A-1, Rev., 5.00%, 6/15/2023	1,170,000	1,170,574
Series 2018A, Rev., 5.00%, 6/15/2023	35,000	35,017
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2023	800,000	800,313
Series 2013AA, Rev., 5.00%, 7/3/2023	1,610,000	1,611,089
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2004A, Rev., NATL - RE, 5.75%, 6/15/2023	50,000	50,033
Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	137,126
Series 2010D, Rev., 5.00%, 12/15/2023	500,000	503,104
Series 2006A, Rev., 5.50%, 12/15/2023	125,000	126,104
Series 2013A, Rev., 5.00%, 6/15/2024	150,000	151,745
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024	2,515,000	2,375,314
New Jersey Turnpike Authority Series 2014A, Rev., 5.00%, 1/1/2027	1,100,000	1,116,985

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2023	25,000	25,013
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	75,609
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	50,545
Readington Township Board of Education GO, 5.00%, 7/15/2023	25,000	25,042
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2024	25,000	25,343
South Brunswick Township Board of Education GO, 5.00%, 8/1/2024	45,000	45,478
State of New Jersey
Series 2016T, GO, 5.00%, 6/1/2023	35,000	35,000
GO, 5.00%, 6/1/2024	20,000	20,298
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2023	85,000	85,000
State of New Jersey, Tax Exempt GO, 4.00%, 6/1/2023 (b)	960,000	960,000
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2023	265,000	265,000
GO, 4.00%, 6/1/2026	40,000	40,019
GO, 5.00%, 6/1/2026	65,000	67,255
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2025	500,000	513,957
Series 2018A, Rev., 5.00%, 6/1/2028	490,000	525,695
Town of Boonton GO, BAN, 4.50%, 6/23/2023	1,500,000	1,499,813
Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	40,415
Township of Bridgewater GO, 4.00%, 9/1/2023	25,000	25,038
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	40,820
Township of Dennis GO, BAN, 3.25%, 6/16/2023	2,578,444	2,577,551
Township of Hamilton Series 2013, GO, 4.00%, 8/1/2024	50,000	50,046
Township of Harrison GO, 4.00%, 8/1/2025	50,000	50,704
Township of Hillsborough Series 2023A, GO, BAN, 5.00%, 2/15/2024	4,803,000	4,832,808
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,710,000	2,731,490
Township of Little Falls, General Improvement
GO, 4.00%, 8/15/2023	25,000	25,018
GO, 4.00%, 8/15/2025	30,000	30,402
Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	30,038
Township of Millburn GO, BAN, 5.00%, 1/26/2024	4,030,000	4,060,955
Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	40,000	40,050
Township of Parsippany-Troy Hills, Golf Recreation Utility GO, 3.00%, 6/1/2023	35,000	35,000
Township of Pequannock GO, BAN, 4.00%, 7/12/2023	3,752,000	3,751,367
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	25,667
Township of River Vale
GO, 4.00%, 6/15/2023	35,000	35,004
GO, BAN, 4.00%, 7/14/2023	3,158,000	3,157,952
Township of South Brunswick Series 2020, GO, 4.00%, 10/1/2024	200,000	201,315
Township of South Orange Village GO, BAN, 4.00%, 7/5/2023	20,868,000	20,876,679
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,595,000	2,612,283
Township of Toms River, General Improvement, Golf Utility Improvement Series 2011A, GO, 3.00%, 12/15/2023	45,000	44,829
Township of Verona GO, BAN, 4.50%, 10/26/2023	2,839,800	2,845,574
Township of Washington GO, 4.00%, 3/1/2025	30,000	30,295
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	99,688

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Wall Township School District GO, 5.00%, 7/15/2023	190,000	190,331
Watchung Hills Regional High School District GO, 4.50%, 7/14/2023	7,951,710	7,949,323
Total New Jersey		274,030,227
New Mexico — 0.0% ^
Albuquerque Municipal School District No. 12, School Building Series 2018, GO, 5.00%, 8/1/2024	100,000	101,688
City of Albuquerque, Lodgers Tax and Improvement
Series 2014A, Rev., 3.50%, 7/1/2023 (b)	20,000	20,000
Series 2014A, Rev., 4.00%, 7/1/2023 (b)	25,000	25,011
City of Roswell, Joint Water and Sewer Improvement Series B, Rev., 5.00%, 6/1/2023	25,000	25,000
City of Santa Fe Wastewater Utility System Series 2019, Rev., 5.00%, 6/1/2024	125,000	127,131
County of Los Alamos, Gross Receipts Tax Rev., 5.00%, 6/1/2023	25,000	25,000
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,000
Series 2019B, Rev., 5.00%, 6/1/2023	35,000	35,000
Series 2020B, Rev., 5.00%, 6/1/2023	25,000	25,000
Series 2016C, Rev., 5.00%, 6/1/2024	25,000	25,436
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2017D, Rev., 5.00%, 6/15/2023	120,000	120,069
Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	40,023
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	50,150
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	30,242
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2019B, Rev., 5.00%, 8/1/2025 (c)	100,000	102,867
State of New Mexico Severance Tax Permanent Fund Series B, Rev., 4.00%, 7/1/2024	75,000	75,522
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2025	55,000	56,731
University of New Mexico (The), Subordinate Lien System
Series 2016A, Rev., 5.00%, 6/1/2023	40,000	40,000
Series 2014C, Rev., 5.00%, 6/1/2024	25,000	25,372
Total New Mexico		975,242
New York — 12.4%
Bedford Central School District, Boces Project GO, 3.00%, 11/15/2023	25,000	24,944
Berlin Central School District GO, BAN, 4.00%, 6/28/2023	8,635,000	8,629,352
Bethlehem Central School District GO, 5.00%, 6/15/2023	20,000	20,011
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.00%, 7/1/2023	255,000	254,578
Rev., 3.00%, 7/1/2024	610,000	596,993
Series 2021, Rev., 3.50%, 7/1/2025	455,000	440,787
Brunswick Central School District GO, BAN, 4.00%, 6/29/2023	7,500,000	7,498,875
Buffalo Municipal Water Finance Authority Series 2021A, Rev., AGM, 4.00%, 7/1/2023	125,000	125,042
Central Square Central School District GO, 4.00%, 6/15/2023	25,000	25,005
City of New York
Series 2019E, GO, 5.00%, 8/1/2023	180,000	180,452
Series B, GO, 5.00%, 8/1/2023	50,000	50,061
Series C, GO, 5.00%, 8/1/2023	25,000	25,031
Series D, GO, 5.00%, 8/1/2023	495,000	495,606
Series E, GO, 5.00%, 8/1/2023	65,000	65,080
Series 2013-I, GO, 5.00%, 8/1/2024	30,000	30,084

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2013J, GO, 5.00%, 8/1/2024	345,000	345,969
Series G, GO, 5.00%, 8/1/2024	35,000	35,404
Series 2013J, GO, 5.00%, 8/1/2025	130,000	130,296
Series J, GO, 5.00%, 8/1/2025	60,000	61,033
Series 2014I-1, GO, 5.00%, 3/1/2026	50,000	50,533
Series 2014D-1, GO, 5.00%, 8/1/2027	40,000	40,088
City of New York, Fiscal Year 2012 Series 2012-I, GO, 5.00%, 8/1/2023	615,000	615,753
City of New York, Fiscal Year 2013
Series 2013E, GO, 4.50%, 8/1/2023	80,000	80,066
Series H, GO, 5.00%, 8/1/2025	25,000	25,057
City of New York, Fiscal Year 2014
Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	75,938
Series 2014E, GO, 5.00%, 8/1/2024	35,000	35,098
City of New York, Fiscal Year 2015
Series 1, GO, 5.00%, 8/1/2023	240,000	240,602
Series 2015A, GO, 5.00%, 8/1/2026	30,000	30,517
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2024	90,000	91,809
City of New York, Fiscal Year 2017 Series C, GO, 5.00%, 8/1/2025	40,000	41,460
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,466
City of New York, Tax-Exempt
Series A, Subseries A-1, GO, 5.00%, 8/1/2024	25,000	25,070
Series 2015C, GO, 5.00%, 8/1/2025	30,000	30,855
Series A, Subseries A-1, GO, 5.25%, 8/1/2025	60,000	60,169
City of Rochester
Series 2022III, GO, BAN, 4.00%, 8/2/2023	135,000	135,053
Series 2023I, GO, BAN, 4.50%, 2/28/2024	30,350,000	30,542,243
Cooperstown Central School District GO, BAN, 4.00%, 6/28/2023	5,204,000	5,203,681
Corning City School District Series 2022A, GO, BAN, 4.00%, 6/26/2023	5,119,500	5,120,686
County of Livingston, Public Improvement GO, 4.00%, 2/1/2024	35,000	35,152
County of Nassau, General Improvement
Series 2017C, GO, 5.00%, 10/1/2023	200,000	201,064
Series 2016A, GO, 5.00%, 1/1/2025	50,000	51,392
County of Saratoga GO, BAN, 4.00%, 9/22/2023	10,000,000	10,000,021
County of Suffolk Series 2017D, GO, 5.00%, 10/15/2023	50,000	50,281
County of Washington Series 2023, GO, BAN, 4.50%, 3/22/2024	2,496,000	2,503,926
County of Westchester Series 2012B, GO, 2.00%, 7/1/2023	35,000	34,961
Dunkirk City School District GO, BAN, 4.00%, 6/28/2023	7,200,000	7,199,559
Dutchess County Local Development Corp., Nuvance Health Issue Series 2019B, Rev., 5.00%, 7/1/2023	525,000	525,267
East Aurora Union Free School District GO, AGM, 5.00%, 6/15/2023	45,000	45,024
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2013A, Rev., 5.00%, 5/1/2026	195,000	195,203
Series 2013A, Rev., 5.00%, 5/1/2027	75,000	75,078
Fairport Central School District GO, 4.00%, 6/15/2023	20,000	20,004
Greene Central School District Series B, GO, BAN, 4.00%, 6/29/2023	11,678,000	11,680,761
Greenport Union Free School District GO, BAN, 3.50%, 6/23/2023	2,880,000	2,878,920
Guilderland Central School District Series 2022B, GO, BAN, 4.00%, 7/28/2023	500,000	500,179
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2025	20,000	20,642
Iroquois Central School District GO, 5.00%, 6/15/2025	25,000	25,782

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	25,010
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	116,526
Rev., 1.00%, 9/1/2025	315,000	291,268
Longwood Central School District, Suffolk County GO, 5.00%, 6/1/2023	20,000	20,000
Metropolitan Transportation Authority
Series 2013E, Rev., 5.00%, 11/15/2023 (b)	25,000	25,181
Series 2014C, Rev., 5.00%, 11/15/2023	395,000	396,852
Series 2017B, Rev., 5.00%, 11/15/2023	225,000	226,052
Series A-1, Rev., 5.00%, 11/15/2023	285,000	286,336
Series A2, Rev., 5.00%, 11/15/2023	255,000	256,195
Subseries B-3, Rev., 5.00%, 11/15/2023	70,000	70,328
Series 2016D, Rev., 4.00%, 11/15/2024	125,000	125,336
Series 20116B, Rev., 5.00%, 11/15/2024	75,000	76,252
Series 2017B, Rev., 5.00%, 11/15/2024	250,000	254,172
Series D-1, Rev., 5.00%, 11/15/2024	30,000	30,501
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	100,751
Series 2017A, Rev., 5.00%, 11/15/2023	10,000	10,075
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	125,792
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Series 2015, Rev., 5.00%, 5/1/2024	50,000	50,731
Monroe County Industrial Development Corp., The Rochester General Hospital Project Series 2013-B, Rev., 4.00%, 12/1/2023	500,000	499,964
Monroe County Industrial Development Corp., University of Rochester Project Series 2013A, Rev., 5.00%, 7/1/2023 (b)	20,000	20,024
Moravia Central School District GO, AGM, 2.50%, 6/15/2023	200,000	199,890
Moriah Central School District GO, BAN, 3.75%, 7/13/2023	14,750,000	14,747,352
Mount Vernon City School District GO, 5.00%, 9/15/2023	25,000	25,107
Nassau Health Care Corp. Rev., GTD, 5.00%, 8/1/2023	100,000	100,241
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 3.85%, 6/9/2023 (c)	25,000,000	25,000,000
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,338,308
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Subseries SUBEE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 6/1/2023 (c)	25,000,000	25,000,000
New York City Transitional Finance Authority Future Tax Secured
Series 2021A, Rev., 5.00%, 11/1/2023	120,000	120,809
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	25,000	25,502
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016 Series 2016S-1, Rev., 5.00%, 7/15/2023 (b)	45,000	45,082
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014B-1, Rev., 5.00%, 11/1/2024	25,000	25,405
Subseries C, Rev., 5.00%, 11/1/2026	20,000	20,249
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series B, Subseries B-1, Rev., 3.00%, 8/1/2023	15,000	14,985
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	25,024
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 5.00%, 5/1/2024	25,000	25,388

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018
Series 2018-A-1, Rev., 5.00%, 8/1/2023	10,000	10,026
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024 (b)	30,000	30,558
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	10,000	10,201
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021C, Subseries C-1, Rev., 5.00%, 5/1/2024	25,000	25,388
Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	41,734
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Rev., 5.00%, 8/1/2024	530,000	540,651
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series 2014D-1, Rev., 5.00%, 2/1/2026	20,000	20,176
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Subseries E-1, Rev., 5.00%, 2/1/2025	125,000	128,725
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019DD-2, Rev., 5.00%, 6/15/2025	55,000	55,367
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series CC, Rev., 4.00%, 6/15/2023 (b)	35,000	35,007
New York State Dormitory Authority Series 2015A, Rev., 5.00%, 7/1/2024 (b)	105,000	106,635
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2023	30,000	30,008
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2014, Rev., 5.00%, 7/1/2023	100,000	100,104
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2023	350,000	350,351
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	35,986
New York State Dormitory Authority, Interagency Council Series 2019A, Rev., 4.00%, 7/1/2023	205,000	205,053
New York State Dormitory Authority, Memorial Sloan- Kettering Cancer Center Series 2017-1, Rev., 5.00%, 7/1/2023	25,000	25,032
New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2023	110,000	110,138
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	240,000	241,114
New York State Dormitory Authority, Onondaga-Cortland-Madison Board of Cooperative Educational Services Rev., 5.00%, 8/15/2023	25,000	25,073
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 4.00%, 10/1/2023	20,000	20,035
Series 2012D, Rev., AGM, 5.00%, 10/1/2023	300,000	300,343
Series 2014AA, Rev., AGM, 5.00%, 10/1/2023	25,000	25,109
Series 2015D, Rev., 5.00%, 10/1/2023	120,000	120,547
Series 2016G, Rev., 5.00%, 10/1/2023	40,000	40,211
Series 2017F, Rev., 5.00%, 10/1/2023	20,000	20,100
Series H, Rev., 5.00%, 10/1/2023	10,000	10,012
Series 2017G, Rev., 5.00%, 10/1/2024	65,000	66,435
Series 2018A, Rev., 5.00%, 10/1/2024	50,000	51,104
Series C, Rev., 5.00%, 10/1/2024	15,000	15,018
Series H, Rev., 5.00%, 10/1/2025	10,000	10,009
New York State Dormitory Authority, State Personal Income Tax Series 2015B, Rev., 5.00%, 2/15/2024 (b)	20,000	20,243
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	35,185
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	60,000	60,667
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	40,469
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2024 (b)	50,000	50,662

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	25,000	25,817
New York State Energy Research and Development Authority, Electric and Gas Corp. Project Series 2004C, Rev., 2.63%, 7/3/2023 (c)	425,000	424,286
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	20,012
Series 2013A, Rev., 5.00%, 6/15/2025	40,000	40,042
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2012E, Rev., 5.00%, 5/15/2024	15,000	15,021
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen, 3.87%, 6/9/2023 (c)	22,000,000	22,000,000
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2024	75,000	75,711
Series K, Rev., 5.00%, 1/1/2024	50,000	50,474
Series L, Rev., 5.00%, 1/1/2024	40,000	40,379
Series J, Rev., 5.00%, 1/1/2026	200,000	201,609
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2013A, Rev., 5.00%, 3/15/2024	65,000	65,086
Series 2013A, Rev., 5.00%, 3/15/2025	60,000	60,087
New York State Urban Development Corp., Personal Income Tax Series 2016-A, Rev., 5.00%, 3/15/2025	30,000	30,968
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 3/15/2024 (b)	50,000	50,677
Norwood-Norfolk Central School District GO, BAN, 3.75%, 6/29/2023	8,055,000	8,052,955
Odessa-Montour Central School District GO, BAN, 4.00%, 6/30/2023	14,071,000	14,070,771
Onondaga County Industrial Development Agency Series 2022, Rev., 4.00%, 12/1/2023 (c)	1,415,000	1,413,412
Onondaga County Water Authority Series 2015A, Rev., 2.25%, 9/15/2023	40,000	39,808
Otselic Valley Central School District GO, BAN, 4.00%, 6/29/2023	4,320,000	4,320,101
Pearl River Union Free School District GO, 2.00%, 6/1/2023	20,000	20,000
Pembroke Central School District GO, BAN, 4.00%, 6/30/2023	3,790,536	3,790,567
Port Authority of New York and New Jersey, Consolidated
Series 209, Rev., 5.00%, 7/15/2023	20,000	20,036
Series 185, Rev., AMT, 5.00%, 9/1/2023	95,000	95,233
Series 189, Rev., 5.00%, 5/1/2025	45,000	46,477
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,129
Series 179, Rev., 5.00%, 12/1/2025	175,000	176,308
Series 175, Rev., 4.00%, 12/1/2026	25,000	25,017
Putnam Valley Central School District GO, BAN, 3.75%, 7/14/2023	11,130,000	11,131,269
Queensbury Union Free School District Series A, GO, BAN, 3.50%, 6/28/2023	8,370,000	8,366,665
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2023 (b)	40,000	40,234
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	45,000	46,059
Sandy Creek Central School District GO, BAN, 3.25%, 6/23/2023	4,757,648	4,755,386
Saratoga Springs City School District GO, BAN, 3.50%, 6/29/2023	12,012,000	12,004,017
Sayville Union Free School District GO, 3.00%, 6/15/2023	25,000	24,994
Shenendehowa Central School District GO, 3.00%, 6/15/2023	65,000	64,983
South Country Central School District at Brookhaven GO, 5.00%, 10/15/2023	35,000	35,191
Southwestern Central School District GO, BAN, 3.75%, 7/19/2023	3,950,723	3,949,230
Spencer Van Etten Central School, Tompkins and Schuyler, New York District Refunding GO, 4.00%, 6/15/2023	25,000	25,003
Suffolk County Water Authority, Water System Series 2014A, Rev., 5.00%, 6/1/2023 (b)	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Sweet Home Central School District GO, BAN, 3.75%, 6/28/2023	31,110,218	31,111,341
Three Village Central School District Brookhaven and Smithtown GO, 5.00%, 5/15/2025	30,000	30,991
Town of Brookhaven Series 2016, GO, 4.00%, 3/15/2028	60,000	60,576
Town of Hempstead Series 2018A, GO, 5.00%, 6/15/2023	35,000	35,020
Town of Oyster Bay Series 2023, GO, 5.00%, 3/8/2024	20,000	20,234
Town of Oyster Bay, Public Improvement GO, 4.00%, 11/1/2023	200,000	200,501
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024 (f)	2,940,000	2,964,328
Triborough Bridge and Tunnel Authority
Series 2008B-1, Rev., 5.00%, 11/15/2023 (b)	25,000	25,181
Series 2022A, Rev., BAN, 5.00%, 8/15/2024	55,000	55,898
Series 2022B, Rev., BAN, 5.00%, 12/16/2024	90,000	91,944
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., 5.00%, 11/15/2023	85,000	85,100
Series 2016A, Rev., 5.00%, 11/15/2023	20,000	20,138
Tully Central School District GO, BAN, 4.00%, 6/28/2023	3,400,000	3,399,792
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2023	260,000	260,132
Series 2016B, Rev., 5.00%, 6/15/2023	25,000	25,013
Series 2016A, Rev., 5.00%, 12/15/2025	25,000	25,191
Utility Debt Securitization Authority, Restructuring Rev., 5.00%, 6/15/2023	25,000	25,013
Vestal Central School District GO, BAN, 4.00%, 9/29/2023	639,740	639,538
Victor Central School District Series B, GO, BAN, 3.75%, 9/15/2023	2,267,382	2,265,440
Village of Frankfort, Public Improvement GO, AGM, 3.00%, 11/15/2023	25,000	24,902
Village of Lancaster Series 2023, GO, BAN, 4.50%, 5/24/2024	1,400,000	1,409,740
Washingtonville Central School District GO, 5.00%, 6/15/2023	65,000	65,034
Waverly Central School District GO, BAN, 3.75%, 7/27/2023	2,500,000	2,498,490
Wayland-Cohocton Central School District GO, BAN, 3.25%, 6/23/2023	9,000,000	8,996,278
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (e)	1,885,000	1,788,424
Total New York		322,145,380
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (The) Series 2021E, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 6/1/2023 (c)	20,000,000	20,000,000
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (c)	1,430,000	1,461,496
Charlotte-Mecklenburg Hospital Authority (The),Carolinas Health Care System Series 2016A, Rev., 5.00%, 1/15/2024	250,000	252,168
City of Charlotte
Series 2013C, COP, 5.00%, 6/1/2023	25,000	25,000
Series 2019B, COP, 5.00%, 6/1/2023	325,000	325,000
Series 2013B, GO, 5.00%, 7/1/2023	25,000	25,031
City of Charlotte, Airport Special Facilities Series 2017A, Rev., 5.00%, 7/1/2024	35,000	35,612
City of Charlotte, Convention Facility Project Series 2019A, COP, 5.00%, 6/1/2024	60,000	60,964
City of Charlotte, Equipment Acquisition and Public Facilities Series 2016A, COP, 5.00%, 12/1/2023	30,000	30,232
City of Durham GO, 5.00%, 9/1/2023	10,000	10,039
City of Raleigh Series 2020A, Rev., 5.00%, 6/1/2023	25,000	25,000
City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2024	50,000	50,535
County of Buncombe Series A, Rev., 5.00%, 6/1/2023	70,000	70,000
County of Forsyth GO, 5.00%, 12/1/2023	50,000	50,408

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
County of Iredell Series 2021, GO, 5.00%, 12/1/2023	100,000	100,827
County of New Hanover Series 2017, Rev., 5.00%, 10/1/2023 (b)	225,000	226,137
County of New Hanover, Community College Series 2013A, GO, 3.00%, 6/1/2023 (b)	20,000	20,000
County of Onslow Series 2012A, Rev., 4.00%, 6/1/2023	50,000	50,000
County of Onslow, Limited Obligation Rev., 5.00%, 6/1/2023	20,000	20,000
County of Wake, Hospital System Rev., NATL - RE, 5.13%, 10/1/2026 (b)	100,000	102,656
Durham Capital Financing Corp., Limited Obligation Rev., 5.00%, 6/1/2023 (b)	20,000	20,000
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	20,837
North Carolina Housing Finance Agency, Homeownership
Series 45, Rev., GNMA / FNMA / FHLMC COLL, 0.40%, 7/1/2023	110,000	109,697
Series 44, Rev., 1.50%, 7/1/2024	230,000	224,245
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	325,000	339,110
North Carolina Medical Care Commission, First Mortgage Aldersgate Series 2013, Rev., 6.25%, 7/1/2023 (b)	3,560,000	3,567,379
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	160,192
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2023	240,000	240,275
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2024	25,000	25,214
North Carolina State University at Raleigh Series 2013A, Rev., 5.00%, 10/1/2023 (b)	20,000	20,101
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2024	1,150,000	1,158,460
Orange County Public Facilities Co., Limited Obligation Rev., 5.00%, 10/1/2023	40,000	40,209
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2025	940,000	962,241
State of North Carolina
Series 2015A, GO, 5.00%, 6/1/2023	25,000	25,000
Rev., 5.00%, 3/1/2024	40,000	40,474
State of North Carolina, Limited Obligation
Series 2022A, Rev., 5.00%, 5/1/2025	435,000	449,935
Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,575
Town of Oak Island, Enterprise System Rev., AGM, 5.00%, 6/1/2023	10,000	10,000
University of North Carolina at Greensboro Series 2014, Rev., 4.00%, 4/1/2039	200,000	200,557
Total North Carolina		30,564,606
North Dakota — 0.1%
City of Grand Forks, Altru Health System Rev., 5.00%, 12/1/2024	120,000	121,638
County of Grand Forks Series 2022, GO, 4.00%, 10/1/2023	1,075,000	1,076,515
County of Stutsman Series 2014A, GO, 4.00%, 10/1/2023	25,000	25,023
Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	25,457
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	114,808
North Dakota Public Finance Authority, Capital Financing Program Series 2019A, Rev., 1.75%, 11/1/2023	430,000	425,569
North Dakota Public Finance Authority, State Revolving Fund Program Series 2012A, Rev., 5.00%, 10/1/2023	35,000	35,045
West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	40,305
Total North Dakota		1,864,360
Ohio — 5.1%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center
Series 2022A, Rev., 5.00%, 11/15/2024	75,000	76,517
Series 2022A, Rev., 5.00%, 11/15/2026	355,000	374,393
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	504,109
American Municipal Power, Inc.
Series 2017A, Rev., 5.00%, 2/15/2024	120,000	121,207

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2020A, Rev., 5.00%, 2/15/2024	220,000	222,059
American Municipal Power, Inc., Prairie State Energy Campus Project
Series 2019B, Rev., 5.00%, 2/15/2024	115,000	116,156
Series 2015A, Rev., 5.00%, 2/15/2026	5,100,000	5,145,963
Big Walnut Local School District Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	694,164
Bowling Green State University, General Receipts Series 2020A, Rev., 5.00%, 6/1/2023	20,000	20,000
Central Ohio Solid Waste Authority Series 2016, GO, 5.00%, 12/1/2024	1,000,000	1,024,030
Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	45,348
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	3,260,000	3,339,788
City of Akron, Income Tax Rev., 5.00%, 12/1/2023	20,000	20,150
City of Akron, Various Purpose GO, 4.00%, 12/1/2023	200,000	200,059
City of Athens, Swimming Pool Facilities GO, 3.00%, 12/1/2023	25,000	24,932
City of Blue Ash GO, BAN, 4.25%, 3/28/2024	5,400,000	5,399,301
City of Cincinnati Series 2019, GO, 5.00%, 12/1/2023	30,000	30,248
City of Cincinnati, Unlimited Tax
Series 2015A, GO, 5.00%, 12/1/2023 (b)	15,000	15,114
Series 2015A, GO, 5.00%, 12/1/2023	20,000	20,166
City of Cleveland Series 2017A-3, Rev., 4.00%, 10/1/2023	55,000	55,096
City of Delaware GO, BAN, 4.38%, 1/18/2024	2,675,000	2,676,118
City of Springfield GO, BAN, 4.25%, 4/3/2024	4,480,000	4,479,058
City of Strongsville, Street Improvement, Limited Tax Series 2023, GO, BAN, 4.50%, 6/7/2024 (f)	2,740,000	2,762,674
City of Westerville, Special Obligation Rev., 5.00%, 12/1/2023	25,000	25,199
Cleveland Heights and University Heights City School District, School Improvement GO, 5.00%, 6/1/2023 (b)	150,000	150,000
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Series 2020, Rev., 4.00%, 12/1/2024	20,000	20,188
County of Allen
Series 2020A, Rev., 5.00%, 12/1/2023	1,045,000	1,051,322
Series 2017A, Rev., 5.00%, 8/1/2025	95,000	98,064
County of Allen OH Hospital Facilities Revenue Series 2017A, Rev., 5.00%, 8/1/2023	25,000	25,046
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	720,000	731,659
County of Cuyahoga Series 2020D, Rev., 4.00%, 12/1/2023	800,000	802,071
County of Cuyahoga, Ohio Economic Development Series 2020D, Rev., 4.00%, 12/1/2024	1,850,000	1,864,931
County of Franklin Series 2016C, Rev., 5.00%, 11/1/2024	45,000	45,963
County of Franklin, Limited Tax GO, 5.00%, 6/1/2023	25,000	25,000
County of Greene, Sewer System Series 2007A, Rev., AMBAC, 5.00%, 12/1/2023	50,000	50,386
County of Hamilton Sewer System
Series 2013A, Rev., 5.00%, 12/1/2023 (b)	275,000	277,219
Series 2014A, Rev., 5.00%, 12/1/2023	175,000	176,343
Series 2014A, Rev., 5.00%, 12/1/2027	370,000	379,055
County of Hamilton, Parking Facilities, Limited Tax Series 2021A, GO, 5.00%, 12/1/2023	25,000	25,194
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2024	35,000	35,826
Series 2016A, Rev., 5.00%, 12/1/2026	500,000	530,618
County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	141,218
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 3.00%, 12/1/2023	20,000	19,947
Cuyahoga Metropolitan Housing Authority Rev., FHA , 4.75%, 12/1/2025 (c)	4,350,000	4,409,461
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project Rev., FHA , 4.00%, 6/1/2025 (c)	7,200,000	7,187,247
Dayton Metro Library, Unlimited Tax GO, 4.00%, 12/1/2024	40,000	40,428
Dublin City School District, School Facilities Construction and Improvement GO, 4.00%, 12/1/2024	20,000	20,226

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Eastwood Local School District COP, 3.00%, 6/1/2023	30,000	30,000
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2023 (b)	50,000	50,403
Rev., 5.00%, 12/1/2024 (b)	75,000	76,957
Highland Local School District, School Improvement Series 2018A, GO, 5.00%, 6/1/2023 (b)	100,000	100,000
Hocking Technical College District Rev., 5.00%, 7/1/2023 (b)	40,000	40,044
Lakewood City School District Series 2014B, GO, 5.00%, 11/1/2023	115,000	115,751
Licking County Career and Technology Education Centers GO, 3.13%, 12/1/2023	50,000	49,891
Licking Heights Local School District Series 2022, GO, 5.00%, 10/1/2023	50,000	50,254
Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	970,000	935,644
Miami Valley Career Technology Center Series 2018, GO, 4.00%, 12/1/2023	200,000	200,616
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	407,694
Northwest Local School District, School Improvement, Unlimited Tax GO, 5.00%, 12/1/2023 (b)	45,000	45,352
Oak Hills Local School District, School Improvement GO, 5.00%, 12/1/2023	20,000	20,145
Ohio Higher Educational Facility Commission, Case Western University Project
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 3.79%, 6/8/2023 (d)	5,500,000	5,289,503
Rev., 5.00%, 12/1/2023 (b)	45,000	45,319
Rev., 5.00%, 12/1/2023	100,000	100,698
Ohio Housing Finance Agency, Marianna Terrace Apartments Series 2022A, Rev., 1.30%, 3/1/2024 (c)	1,000,000	977,192
Ohio Housing Finance Agency, RAD Post Oak LLC Series 2022, Rev., 3.35%, 7/1/2024 (c)	4,740,000	4,668,244
Ohio State University (The), General Receipts
Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,000
Series 2010D, Rev., 5.00%, 12/1/2023	40,000	40,289
Series 2020A, Rev., 5.00%, 12/1/2023	30,000	30,205
Ohio State University (The), General Receipts, Special Purpose Series 2013A, Rev., 5.00%, 6/1/2023	190,000	190,000
Ohio Water Development Authority
Series 2013A, Rev., 5.00%, 6/1/2023	485,000	485,000
Series 2016, Rev., 5.00%, 12/1/2023	125,000	126,015
Orange City School District, Unlimited Tax GO, 5.00%, 12/1/2023	40,000	40,313
Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,210
Rocky River City School District, Unlimited Tax Series 2014, GO, 4.00%, 12/1/2023 (b)	140,000	140,445
State of Ohio
Series 2018D, Rev., 5.00%, 9/15/2023 (c)	13,775,000	13,815,966
Series 2017B, Rev., 5.00%, 10/1/2023	650,000	653,242
Series 2020A, Rev., 5.00%, 10/1/2023	30,000	30,150
Series 2016A, GO, 5.00%, 12/15/2023	35,000	35,318
Series 2019A, Rev., 5.00%, 4/1/2024	20,000	20,264
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	51,408
Series 2017B, GO, 5.00%, 9/15/2025	450,000	468,716
State of Ohio Department of Administrative Services,Ohio Admin Knowledge System Project Series 2016, COP, 5.00%, 9/1/2023	145,000	145,481
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	35,000	35,768
State of Ohio, Capital Facilities Lease Appropriation
Series 2017A, Rev., 5.00%, 12/1/2023	25,000	25,193
Series 2017A, Rev., 5.00%, 12/1/2024	55,000	56,378
State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects Series 2016A, Rev., 5.00%, 10/1/2023	50,000	50,249

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2015A, Rev., 5.00%, 2/1/2024	55,000	55,571
State of Ohio, Cleveland Clinic Health System Series 2019D-2, Rev., VRDO, 3.82%, 6/9/2023 (c)	20,890,000	20,890,000
State of Ohio, Higher Education
Series 2011A, GO, 5.00%, 8/1/2023	10,000	10,026
Series 2014A, GO, 4.00%, 5/1/2024	80,000	80,535
State of Ohio, Highway Improvement Series T, GO, 5.00%, 11/1/2023	95,000	95,629
State of Ohio, Infrastructure Improvement
Series 2012C, GO, 5.00%, 9/1/2023	125,000	125,505
Series 2015A, GO, 5.00%, 9/1/2023	25,000	25,101
Series 2015B, GO, 5.00%, 9/1/2023	25,000	25,101
Series 2016A, GO, 5.00%, 9/1/2023	20,000	20,081
Series 2017B, GO, 5.00%, 9/1/2025	30,000	31,223
State of Ohio, Juvenile Correctional Building Fund Projects Rev., 5.00%, 10/1/2023	35,000	35,175
State of Ohio, Major New Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	25,208
Series 2018-1, Rev., 5.00%, 12/15/2023	120,000	121,000
Series 2019-1, Rev., 5.00%, 12/15/2023	25,000	25,208
Series 2018-1, Rev., 5.00%, 12/15/2024	30,000	30,773
State of Ohio, Mental Health Facilities Improvement
Series 2018A, Rev., 5.00%, 6/1/2024	25,000	25,402
Series A, Rev., 5.00%, 6/1/2024	25,000	25,402
State of Ohio, University Hospitals Health System, Inc.
Series 2021B, Rev., VRDO, 3.76%, 6/1/2023 (c)	15,500,000	15,500,000
Series B, Rev., VRDO, 3.76%, 6/9/2023 (c)	14,000,000	14,000,000
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	300,768
Tender Option Bond Trust Receipts/Certificates Series C, Rev., VRDO, LIQ : Citibank NA, 3.63%, 6/9/2023 (c) (e)	4,000,000	4,000,000
Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	20,000	20,156
University of Cincinnati Series D, Rev., 5.00%, 6/1/2024	40,000	40,583
University of Toledo Series 2018A, Rev., 5.00%, 6/1/2023	500,000	500,000
Westerville City School District, School Facilities Project COP, 5.00%, 12/1/2023	30,000	30,232
Wright State University Series 2021A, Rev., 4.00%, 5/1/2024	550,000	549,940
Total Ohio		131,782,197
Oklahoma — 1.7%
Canadian County Independent School District No. 69 Mustang
GO, 2.00%, 6/1/2023	45,000	45,000
Series 2023, GO, 4.00%, 6/1/2027 (f)	3,530,000	3,628,198
City of Norman GO, 4.00%, 6/1/2023	60,000	60,000
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 5.00%, 9/1/2023	10,000	10,033
Grand River Dam Authority
Series 2016A, Rev., 4.00%, 6/1/2024	50,000	50,277
Series 2014A, Rev., 5.00%, 6/1/2028	80,000	81,096
Oklahoma Capitol Improvement Authority, Office of Juvenile Affairs Project Series 2019B, Rev., 5.00%, 7/1/2023	20,000	20,022
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2024	100,000	101,815
Rev., 5.00%, 10/1/2025	30,000	31,036
Oklahoma County Finance Authority, Western Heights Public Schools Project Series 2018A, Rev., 5.00%, 9/1/2023	10,000	10,028

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma County Independent School District No. 89 Oklahoma City, Combined Purpose Series 2019A, GO, 3.00%, 7/1/2023	95,000	94,922
Oklahoma Development Finance Authority, Health System, Integris Obligated Group
Series 2020C, Rev., VRDO, 3.86%, 6/9/2023 (c)	39,125,000	39,125,000
Series 2015A, Rev., 5.00%, 8/15/2023	700,000	700,957
Series 2015A, Rev., 5.00%, 8/15/2024	30,000	30,324
Oklahoma Development Finance Authority, State System Higher Education Master Real Property Series 2014A, Rev., 5.00%, 6/1/2024	25,000	25,355
Oklahoma Turnpike Authority, Second Senior Series 2020A, Rev., 5.00%, 1/1/2025	125,000	128,383
Tulsa County Independent School District No. 1, Combined Purpose Series 2018B, GO, 3.00%, 8/1/2023	35,000	34,948
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Rev., 5.00%, 9/1/2025	35,000	35,117
Tulsa Public Facilities Authority, Capital Improvement Rev., 3.00%, 6/1/2023	110,000	110,000
Total Oklahoma		44,322,511
Oregon — 0.7%
City of Beaverton Series 2020A, Rev., 5.00%, 6/1/2023	30,000	30,000
City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	140,061
City of Portland, Water System, Second Lien Rev., 5.00%, 10/1/2023	20,000	20,017
City of Salem GO, 5.00%, 6/1/2023	30,000	30,000
City of Salem, Water and Sewer Rev., 5.00%, 6/1/2023	20,000	20,000
City of St. Helens GO, 3.00%, 6/1/2023	25,000	25,000
Clackamas Community College District Series B, GO, Zero Coupon, 6/15/2023	20,000	19,972
Columbia Multnomah and Washington Counties School District No. 1J GO, 5.00%, 6/15/2023	35,000	35,018
County of Clatsop GO, 4.00%, 6/15/2023	20,000	20,004
Crook County School District GO, 5.00%, 6/15/2023 (b)	200,000	200,098
Deschutes and Jefferson Counties School District No. 2J Redmond Series 2008B, GO, Zero Coupon, 6/15/2023	20,000	19,973
Hillsboro School District No. 1J GO, 5.00%, 6/15/2023	10,000	10,005
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	260,000	262,801
Klamath Falls City Schools Series 2015A, GO, 5.00%, 6/15/2023	30,000	30,016
Lane County School District No. 52 Bethel GO, 4.00%, 6/15/2023 (b)	25,000	25,005
Lebanon Rural Fire Protection District GO, 5.00%, 6/15/2023	25,000	25,012
Malheur County School District No. 26 Nyssa Series 2016, GO, 4.00%, 6/15/2023	100,000	100,014
Metro Series 2012A, GO, 5.00%, 6/1/2023	85,000	85,000
Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	20,689
Multnomah County School District No. 1 Portland Series 2020B, GO, 5.00%, 6/15/2023	200,000	200,121
Oregon State Facilities Authority Series 2013A, Rev., 5.00%, 10/1/2024	110,000	110,584
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 6/1/2023 (c)	15,000,000	15,000,000
Oregon State Facilities Authority, Providence Health and Services Series 2013A, Rev., 5.00%, 10/1/2023	175,000	175,844
Portland Community College District
GO, 3.00%, 6/15/2023 (b)	55,000	54,990
GO, 5.00%, 6/15/2023	30,000	30,017
State of Oregon, Article XI-F(1) University Projects Series I, GO, 5.00%, 8/1/2023	20,000	20,052
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2020A, Rev., 0.88%, 1/1/2024	325,000	319,296
Series 2014A, Rev., 3.00%, 1/1/2024	200,000	198,789
Series 2020A, Rev., 0.90%, 7/1/2024	435,000	421,382
State of Oregon, University System Series 2013A, GO, 3.25%, 8/1/2023 (b)	25,000	24,991

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Tri-County Metropolitan Transportation District of Oregon Series 2017A, Rev., 5.00%, 10/1/2023	110,000	110,523
Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2023	20,000	20,106
Total Oregon		17,805,380
Pennsylvania — 6.3%
Allegheny County Hospital Development Authority
Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2024	50,000	51,256
Series 2019A, Rev., 5.00%, 7/15/2024	255,000	258,873
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2023	40,000	40,069
Series 2019A, Rev., 5.00%, 7/15/2023	2,355,000	2,358,329
Allegheny County Sanitary Authority, Sewer Series 2015, Rev., 5.00%, 12/1/2024	955,000	979,920
Ambridge Borough Water Authority Series 2019, Rev., 4.00%, 11/15/2024	25,000	25,151
Bethel Park School District GO, 5.00%, 8/1/2025	35,000	36,307
Borough of Hanover Series 2020B, GO, 4.00%, 10/1/2024	25,000	25,226
Borough of Lansdale Series 2020, GO, 4.00%, 10/1/2023	25,000	25,039
Boyertown Area School District Series 2019, GO, 4.00%, 9/1/2023	20,000	20,025
Bristol Township School District GO, 5.00%, 6/1/2023	25,000	25,000
Canon McMillan School District Series 2014C, GO, AGM, 5.00%, 12/15/2023 (b)	1,500,000	1,512,225
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	24,826
Centennial School District Bucks County
Series 2017C, GO, 5.00%, 12/15/2023	55,000	55,467
Series 2017A, GO, 5.00%, 12/15/2024	25,000	25,592
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	26,183
Cheltenham Township School District
GO, 4.00%, 9/15/2023	25,000	25,033
Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,200
City of Philadelphia
Series 2017B, Rev., 5.00%, 11/1/2023	455,000	457,786
Series 2019B, GO, 5.00%, 2/1/2024	50,000	50,509
Series 2017A, GO, 5.00%, 8/1/2024	100,000	101,860
City of Philadelphia, Airport System
Series 2017A, Rev., 5.00%, 7/1/2024	300,000	304,607
Series 2020A, Rev., 5.00%, 7/1/2024	125,000	126,920
City of Philadelphia, Water and Wastewater System Rev., 5.00%, 10/1/2023	525,000	527,532
Commonwealth Financing Authority
Series B, Rev., 5.00%, 6/1/2023	10,000	10,000
Series B-1, Rev., 5.00%, 6/1/2024	45,000	45,643
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2023	65,000	65,000
Rev., 5.00%, 6/1/2024	3,490,000	3,532,001
Rev., 5.00%, 6/1/2025	40,000	41,005
Rev., 5.00%, 6/1/2028	125,000	134,047
Commonwealth of Pennsylvania
Series 1, GO, 4.00%, 7/1/2023	20,000	20,009
Series 2013, GO, 5.00%, 10/15/2023	60,000	60,354
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	40,702
GO, 5.00%, 7/1/2024	25,000	25,459

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2016, GO, 5.00%, 9/15/2024	635,000	649,069
GO, 5.00%, 9/15/2026	20,000	21,209
Council Rock School District
GO, 4.00%, 11/15/2023	120,000	120,308
Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,601
County of Adams Series 2017B, GO, 5.00%, 11/15/2023	25,000	25,168
County of Allegheny Series C-69, GO, 5.00%, 12/1/2023	50,000	50,063
County of Dauphin
Series 2016C, GO, 4.00%, 10/1/2023	25,000	25,044
GO, 4.00%, 11/15/2023	35,000	35,090
County of Montgomery
Series 2019C, GO, 5.00%, 9/1/2023	50,000	50,181
Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,030
County of York
GO, 5.00%, 6/1/2023 (b)	20,000	20,000
Series 2016A, GO, 3.00%, 12/1/2023	30,000	29,885
Cumberland County Municipal Authority Series 2015, Rev., 5.00%, 1/1/2025 (b)	1,620,000	1,661,071
Daniel Boone Area School District
Series 2017, GO, 5.00%, 4/1/2024	40,000	40,475
Series 2017, GO, 5.00%, 4/1/2024 (b)	20,000	20,267
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2024	55,000	55,909
Delaware County Industrial Development Authority, United Parcel Service Project Rev., VRDO, 3.12%, 6/1/2023 (c)	40,000,000	40,000,000
Delaware River Port Authority Series 2018B, Rev., 5.00%, 1/1/2024	55,000	55,512
Delaware Valley Regional Finance Authority, Local Government
Series 2020D, Rev., VRDO, LOC : TD Bank NA, 3.85%, 6/9/2023 (c)	19,500,000	19,500,000
Series 2020B, Rev., 5.00%, 11/1/2024	100,000	102,224
Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	156,991
East Penn School District GO, 4.00%, 11/15/2023	45,000	45,091
Easton Area School District Series 2020A, GO, 4.00%, 4/1/2025	20,000	20,275
Elizabeth Forward School District
Series 2021B, GO, AGM, 2.00%, 12/1/2023	20,000	19,745
Series 2021C, GO, AGM, 2.00%, 12/1/2023	10,000	9,873
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	145,000	150,370
Gettysburg Area School District GO, 5.00%, 1/15/2024	20,000	20,156
Halifax Area School District Series 2020, GO, 5.00%, 9/1/2023	125,000	125,418
Hamburg Area School District Series 2020A, GO, 4.00%, 4/1/2024	60,000	60,304
Hospitals and Higher Education Facilities Authority of Philadelphia (The) Series 2017, Rev., 5.00%, 7/1/2023	325,000	325,099
Marple Newtown School District GO, 5.00%, 6/1/2023	30,000	30,000
Methacton School District GO, 4.00%, 9/15/2025	75,000	76,203
Monroeville Finance Authority, University of Pittsburg Medical Center
Series 2013B, Rev., 3.50%, 7/1/2023	230,000	229,989
Rev., 5.00%, 2/15/2026	55,000	56,912
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2023	50,000	50,135
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project Rev., 4.00%, 12/1/2023	125,000	124,750
North Allegheny School District, Unlimited Tax Series 2019A, GO, 4.00%, 5/1/2024	50,000	50,245
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	29,755

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
North Penn Water Authority Rev., (SIFMA Municipal Swap Index Yield + 0.56%), 4.12%, 6/8/2023 (d)	1,225,000	1,224,734
Northampton County General Purpose Authority, Lafayette College Rev., 5.00%, 11/1/2023	30,000	30,190
Northampton County General Purpose Authority, St. Luke's University Health Network Project Series 2016A, Rev., 5.00%, 8/15/2023	45,000	45,098
Oxford Area School District Series 2019A, GO, 4.00%, 9/1/2023	90,000	90,085
Parkland School District Series 2020A, GO, 4.00%, 1/15/2024	20,000	20,066
Pennsylvania Economic Development Financing Authority
Series 2016, Rev., 5.00%, 3/15/2024	175,000	176,807
Rev., 5.00%, 3/15/2026	50,000	51,805
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corporation Project Rev., 0.40%, 10/1/2023	800,000	787,303
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017C, Subseries C1, Rev., (SIFMA Municipal Swap Index Yield + 0.37%), 3.93%, 6/8/2023 (d)	1,500,000	1,501,182
Series 2017A, Rev., 5.00%, 11/15/2023	1,730,000	1,739,969
Series 2014A, Rev., 5.00%, 2/1/2025	50,000	50,837
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	26,174
Pennsylvania Higher Educational Facilities Authority Series AW, Rev., 5.00%, 6/15/2024	200,000	203,203
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Rev., 5.00%, 12/1/2023	25,000	25,193
Rev., 5.00%, 12/1/2024	70,000	71,703
Pennsylvania Higher Educational Facilities Authority, Philadelphia University Rev., 5.00%, 6/1/2023 (b)	20,000	20,000
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AN, Rev., 5.00%, 6/15/2023	25,000	25,011
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2016A, Rev., 5.00%, 8/15/2023	25,000	25,080
Series 2015A, Rev., 5.00%, 10/1/2023	25,000	25,133
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	254,690
Pennsylvania Turnpike Commission
Series 2016B, Rev., 5.00%, 6/1/2023	25,000	25,000
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.16%, 6/8/2023 (d)	25,000	24,994
Rev., VRDO, LOC : TD Bank NA, 3.50%, 6/9/2023 (c)	33,000,000	33,000,000
Series 2021C, Rev., 4.00%, 12/1/2023	275,000	275,645
Series 2011A, Rev., 5.00%, 12/1/2023	35,000	35,253
Series 2013C, Rev., 5.00%, 12/1/2023 (b)	970,000	976,870
Series 2019, Rev., 5.00%, 12/1/2023	50,000	50,362
Series A-1, Rev., 5.00%, 12/1/2023	25,000	25,181
Series A-1, Rev., 5.00%, 12/1/2025	750,000	775,507
Series 2014A, Rev., 5.00%, 12/1/2038	2,560,000	2,606,572
Series 2014C, Rev., 5.00%, 12/1/2039	500,000	507,952
Pennsylvania Turnpike Commission, Senior Lien Series 2012A, Rev., 5.00%, 12/1/2023	175,000	175,198
Perkiomen Valley School District GO, 5.00%, 3/1/2024	25,000	25,281
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	20,877
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 3.50%, 6/9/2023 (c)	25,000,000	25,000,000
Series 2019, Rev., 5.00%, 10/1/2023	3,240,000	3,254,231
Philadelphia Gas Works Co. Series 13, Rev., 5.00%, 8/1/2024	750,000	761,201
Philadelphia Gas Works Co., 1998 General Ordinance Series 13, Rev., 5.00%, 8/1/2023	55,000	55,101
Pittsburgh School District GO, AGM, 5.00%, 9/1/2023	25,000	25,095

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pittsburgh Water and Sewer Authority, First Lien Series B, Rev., 5.25%, 9/1/2023 (b)	200,000	200,845
Reading Area Water Authority Rev., AGM, 4.00%, 12/1/2023	75,000	75,020
Salisbury Township School District Series 2021A, GO, 4.00%, 10/15/2023	590,000	590,604
School District of Philadelphia Series F, GO, 5.00%, 9/1/2024	5,545,000	5,635,151
School District of Philadelphia (The)
Series 2018A, GO, 5.00%, 9/1/2023	600,000	601,678
Series 2019A, GO, 5.00%, 9/1/2023	1,945,000	1,950,440
Series 2020, GO, 5.00%, 9/1/2023	2,200,000	2,206,154
Series 2021A, GO, 5.00%, 9/1/2023	590,000	591,650
Series F, GO, 5.00%, 9/1/2023	500,000	501,399
Southeastern Pennsylvania Transportation Authority Rev., 5.00%, 3/1/2025	45,000	46,315
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Rev., 5.00%, 6/1/2024	20,000	20,278
Southern Lehigh School District Series A, GO, 5.00%, 9/1/2023	35,000	35,122
Sports and Exhibition Authority of Pittsburgh and Allegheny County Series 2020, Rev., AGM, 4.00%, 2/1/2024	75,000	75,168
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,486
State Public School Building Authority, Westmoreland County Community College Series 2016A, Rev., AGM, 5.00%, 10/15/2023	35,000	35,196
Township of Hampden Series 2020, GO, 4.00%, 5/15/2024	25,000	25,096
Township of Hempfield GO, 5.00%, 10/15/2023	35,000	35,190
Township of Lower Paxton GO, 4.00%, 4/1/2024	30,000	30,128
Township of Palmer Series 2020A, GO, 5.00%, 11/15/2023	30,000	30,203
Upper Dublin School District Series 2017, GO, 5.00%, 11/15/2024	25,000	25,584
West Jefferson Hills School District
Series 2017A, GO, 5.00%, 8/1/2023	30,000	30,075
GO, 3.00%, 8/1/2024	25,000	24,829
Series 2017A, GO, 5.00%, 8/1/2024	25,000	25,456
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	2,995,000	3,061,713
Total Pennsylvania		165,064,935
Rhode Island — 0.1%
Rhode Island Commerce Corp.
Series 2016A, Rev., 5.00%, 6/15/2023	150,000	150,071
Series 2016A, Rev., 5.00%, 6/15/2024	75,000	76,155
Rhode Island Health and Educational Building Corp. Series 2013A, Rev., 5.00%, 9/1/2023 (b)	20,000	20,070
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Rev., 5.00%, 9/1/2023	25,000	25,097
Rhode Island Health and Educational Building Corp., Providence College Series 2012B, Rev., 5.00%, 11/1/2023	125,000	125,144
Rhode Island Health and Educational Building Corp., Public School Financing Program Series 2016A, Rev., 5.00%, 5/15/2024	125,000	126,912
State of Rhode Island and Providence Plantations, Courthouse Project Series 2013A, COP, 5.00%, 10/1/2023	45,000	45,217
State of Rhode Island and Providence Plantations, Traffic Tribunal Project Series 2013E, COP, 4.00%, 10/1/2023	1,465,000	1,467,306
Town of Westerly Series 2014A, GO, 5.00%, 7/1/2023	45,000	45,054
Total Rhode Island		2,081,026
South Carolina — 0.9%
Beaufort County School District Series 2015B, GO, SCSDE, 5.00%, 3/1/2024	30,000	30,375
Berkeley County School District, Securing Assets for Education Series 2015A, Rev., 5.00%, 12/1/2025	95,000	95,641
Charleston Educational Excellence Finance Corp.
Series 2013B, Rev., 5.00%, 12/1/2024	65,000	65,559

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Series 2013B, Rev., 5.00%, 12/1/2025	650,000	655,347
Dorchester County School District No. 2 Series 2013B, Rev., 5.00%, 12/1/2027	1,075,000	1,081,703
Dorchester County School District No. 2, Growth Installment Purchase Series 2013B, Rev., 4.00%, 12/1/2024	6,320,000	6,330,138
Greenwood Fifty Schools Facilities, Inc. Series 2016, Rev., 5.00%, 12/1/2023	25,000	25,181
Joint Municipal Water and Sewer Commission, System Improvement Rev., 4.75%, 6/1/2023 (b)	20,000	20,000
Lancaster Educational Assistance Program, Inc., School District Project Series 2013B, Rev., 5.00%, 12/1/2023	35,000	35,253
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 2/1/2024 (c)	4,395,000	4,400,504
Piedmont Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	110,000	110,803
Series 2017B, Rev., 5.00%, 1/1/2024	50,000	50,365
Rev., NATL - RE, 5.38%, 1/1/2025	105,000	107,798
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,732,386
SCAGO Educational Facilities Corp. for Pickens School District Series 2015, Rev., 5.00%, 12/1/2023	50,000	50,325
South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2024	25,000	25,194
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Rev., 5.00%, 10/1/2025 (c)	650,000	667,162
South Carolina Jobs-Economic Development Authority, York Preparatory Academy Project Series 2014A, Rev., 7.25%, 11/1/2024 (b) (e)	5,250,000	5,503,163
South Carolina Public Service Authority Series 2014C, Rev., 5.00%, 12/1/2024	50,000	50,959
South Carolina Public Service Authority, Santee Cooper
Series 2013A, Rev., 5.75%, 12/1/2023 (b)	40,000	40,460
Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,201,579
South Carolina Public Service Authority, Tax Exempt Series 2022A, Rev., 5.00%, 12/1/2026	465,000	487,187
South Carolina Transportation Infrastructure Bank Series 2015A, Rev., 5.00%, 10/1/2024	125,000	127,579
University of South Carolina, Higher Education Facilities Rev., 5.00%, 5/1/2025	70,000	72,272
Total South Carolina		22,966,933
South Dakota — 0.0% ^
County of Pennington, Limited Tax
Series 2017A, COP, 3.00%, 6/1/2023	25,000	25,000
Series 2017A, COP, 3.00%, 12/1/2023	100,000	99,653
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2015, Rev., 5.00%, 4/1/2024	20,000	20,247
South Dakota State Building Authority
Series 2020C, Rev., 3.00%, 6/1/2023	35,000	35,000
Series B, Rev., 5.00%, 6/1/2023 (b)	45,000	45,000
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	30,161
Series 2014D, Rev., 5.00%, 9/1/2024	25,000	25,480
Total South Dakota		280,541
Tennessee — 0.2%
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	138,630
City of Clarksville GO, 3.00%, 6/1/2023	25,000	25,000
City of Knoxville Series 2020A, Rev., 5.00%, 4/1/2024	35,000	35,476
County of Hawkins GO, 5.00%, 6/1/2023	25,000	25,000
County of Maury GO, 5.00%, 4/1/2024	30,000	30,395
County of Wilson GO, 4.00%, 4/1/2025	750,000	750,285
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 5.00%, 7/1/2023	145,000	145,154
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	774,296

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Knox County Health Educational and Housing Facility Board, Covenant Health
Series 2012A, Rev., 5.00%, 1/1/2024	85,000	85,455
Series 2012A, Rev., 5.00%, 1/1/2026	25,000	25,087
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2023	130,000	129,693
Series 2021B, Rev., 4.00%, 10/1/2024	170,000	167,985
Metropolitan Government Nashville and Davidson County Sports Authority, Public Improvement Series A, Rev., 5.00%, 7/1/2023	125,000	125,120
Metropolitan Government of Nashville and Davidson County GO, 5.00%, 7/1/2023 (b)	25,000	25,031
Metropolitan Government of Nashville and Davidson County, Water and Sewer
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,032
Series 2020B, Rev., 5.00%, 7/1/2023	35,000	35,045
State of Tennessee Series A, GO, 5.00%, 8/1/2025 (b)	610,000	634,075
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	356,750
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	512,314
Tennessee State School Bond Authority Series 2015B, Rev., 5.00%, 11/1/2025 (b)	25,000	26,030
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series B, Rev., 5.00%, 11/1/2023	50,000	50,327
Series B, Rev., 5.00%, 11/1/2024	20,000	20,484
Town of Smyrna GO, 5.00%, 4/1/2024	30,000	30,408
West Wilson Utility District of Wilson County Tennessee Rev., 5.00%, 6/1/2023	75,000	75,000
Total Tennessee		4,248,072
Texas — 7.6%
Arlington Higher Education Finance Corp. Series 2021A, Rev., 5.00%, 8/15/2023	310,000	309,682
Arlington Higher Education Finance Corp.,Lifeschool Dallas Series 2014A, Rev., PSF-GTD, 5.00%, 8/15/2024 (b)	1,000,000	1,016,956
Austin Community College District Public Facility Corp., Highland Campus - Building 3000 Project Series 2018A, Rev., 5.00%, 8/1/2023	25,000	25,061
Austin Community College District, Limited Tax GO, 5.00%, 8/1/2023	45,000	45,109
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	41,156
Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2025	55,000	56,590
Board of Regents of the University of Texas System, Financing System
Series 2012A, Rev., 5.00%, 8/15/2023	20,000	20,063
Series 2016C, Rev., 5.00%, 8/15/2023	30,000	30,094
Series 2016D, Rev., 5.00%, 8/15/2023	1,000,000	1,003,127
Brazosport Water Authority,Water supply system Regional Series 2015C, Rev., 5.00%, 9/1/2024	40,000	40,739
Buna Independent School District, School Building, Unlimited Tax Series 2014, GO, PSF-GTD, 2.25%, 8/15/2023	40,000	39,843
City of Abilene GO, 5.00%, 2/15/2024	25,000	25,269
City of Austin
GO, 5.00%, 9/1/2023	25,000	25,095
Series 2022, Rev., 5.00%, 11/15/2023	60,000	60,437
Series 2019B, Rev., 5.00%, 11/15/2024	100,000	102,451
City of Austin, Electric Utility System
Series 2012A, Rev., 5.00%, 6/16/2023	495,000	495,264
Series A, Rev., 5.00%, 6/16/2023	100,000	100,053
City of Austin, Public Improvement GO, 5.00%, 9/1/2023	70,000	70,268

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Austin, Water and Wastewater System
Series 2013A, Rev., 5.00%, 11/15/2023	5,000	5,006
Series 2013A, Rev., 5.00%, 11/15/2024	15,000	15,021
City of Brownsville Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,614
City of Brownsville, Utilities System Series 2013A, Rev., 5.00%, 9/1/2024	275,000	275,954
City of Bryan, Electric System Rev., 5.00%, 7/1/2023	15,000	15,016
City of Bryan, Rural Electric System Rev., 5.00%, 7/1/2023	10,000	10,010
City of Buda GO, 5.00%, 8/15/2024	20,000	20,369
City of Cedar Hill, Refunding and Improvement GO, 5.00%, 2/15/2025	40,000	41,183
City of Conroe
Series 2018B, GO, 5.00%, 11/15/2024	110,000	112,649
Series 2019A, GO, 5.00%, 3/1/2025	35,000	36,035
City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	25,339
City of Dallas
Series 2013, Rev., 5.00%, 10/1/2023	275,000	276,344
Series 2013A, GO, 5.00%, 2/15/2025	25,000	25,035
City of Dallas, Waterworks and Sewer System Series 2012A, Rev., 5.00%, 10/1/2023	120,000	120,140
City of Deer Park GO, 3.00%, 3/15/2024	25,000	24,890
City of Denton Series 2022, GO, 5.00%, 2/15/2024	1,200,000	1,212,149
City of Denton, Utility System Rev., 5.00%, 12/1/2023	525,000	528,925
City of El Paso Series 2013, GO, 5.00%, 8/15/2023	75,000	75,208
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	35,425
City of Friendswood Series 2018, Rev., 5.00%, 3/1/2024	25,000	25,266
City of Frisco GO, 5.00%, 2/15/2025	35,000	36,071
City of Garland, Electric Utility System Series 2016B, Rev., 5.00%, 3/1/2025	415,000	425,921
City of Georgetown
GO, 5.00%, 8/15/2023	25,000	25,073
Series 2018, GO, 5.00%, 8/15/2024	40,000	40,752
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,571
City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	41,123
City of Houston
Series 1998A, Rev., AGM, Zero Coupon, 12/1/2023 (b)	80,000	78,612
Series 2016A, GO, 5.00%, 3/1/2024	35,000	35,425
City of Houston Hotel Occupancy Tax and Special,Convention and Entertainment Series 2015, Rev., 5.00%, 9/1/2023	1,005,000	1,007,711
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	45,000	47,447
Series 2020B, Rev., 5.00%, 7/1/2026	35,000	36,903
City of Houston, Combined Utility System, First Lien
Series 2013B, Rev., 4.00%, 11/15/2023	25,000	25,069
Series 2002C, Rev., 5.00%, 11/15/2023	25,000	25,180
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	80,494
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	25,319
City of Lakeway GO, 4.00%, 2/1/2024	45,000	45,130
City of Laredo
GO, 5.00%, 2/15/2024	50,000	50,061
GO, 5.00%, 2/15/2024	25,000	25,274
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	41,089

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Lubbock
Series 2018, Rev., 5.00%, 4/15/2024	500,000	506,498
GO, 5.00%, 2/15/2027	20,000	20,538
City of Lubbock, Electric Light and Power System Rev., 5.00%, 4/15/2024	400,000	405,198
City of Mansfield, Combination Tax GO, 2.00%, 2/15/2024	25,000	24,669
City of McKinney
GO, 5.00%, 8/15/2023	30,000	30,087
GO, 5.00%, 8/15/2025	25,000	25,948
City of Midland Series 2018A, GO, 5.00%, 3/1/2025	70,000	72,094
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	41,197
City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	24,865
City of Missouri City
GO, 5.00%, 6/15/2023	55,000	55,027
GO, 5.00%, 6/15/2024	30,000	30,444
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,139
City of Mont Belvieu Series 2017A, GO, 5.00%, 8/15/2024	25,000	25,461
City of New Braunfels Series 2016, Rev., 5.00%, 7/1/2024	150,000	152,623
City of New Braunfels, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2025	40,000	41,126
City of New Braunfels, Utility System Rev., 5.00%, 7/1/2023	40,000	40,047
City of Odessa Series 2015, GO, 5.00%, 3/1/2024	250,000	252,757
City of Pasadena Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,075
City of Pearland, Permanent Improvement
GO, 5.00%, 3/1/2024	40,000	40,480
Series 2016B, GO, 5.00%, 3/1/2024	25,000	25,300
City of Plano
GO, 5.00%, 6/6/2023	40,000	40,006
GO, 5.00%, 9/1/2023	30,000	30,118
Series 2022, GO, 4.00%, 9/1/2024	1,370,000	1,381,400
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	25,298
City of Portland, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2023	25,000	25,025
City of Round Rock Series 2017, GO, 5.00%, 8/15/2024	30,000	30,607
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	65,801
City of San Antonio, Drainage Utility System
Rev., 5.00%, 2/1/2024	100,000	100,130
Rev., 5.00%, 2/1/2027	50,000	50,061
City of San Antonio, Electric and Gas Systems Rev., 5.25%, 2/1/2024	155,000	156,820
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	35,000	35,646
City of Sherman, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	25,000	25,491
City of Waco, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2024	20,000	20,218
GO, 5.00%, 2/1/2025	30,000	30,840
City of Waxahachie
GO, 4.00%, 8/1/2023	35,000	35,032
Series 2016A, GO, 5.00%, 8/1/2024	60,000	61,102
City of Waxahachie, Combination Tax, Certificates of Obligation GO, 4.00%, 8/1/2024	25,000	25,147
City of Weatherford GO, 4.00%, 3/1/2025	30,000	30,327
City of Weslaco, Certificates of Obligation GO, 5.00%, 2/15/2024	20,000	20,193
City of Woodway GO, 5.00%, 8/15/2023	25,000	25,073

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 5.00%, 8/15/2023	530,000	531,440
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	197,918
Comal Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/1/2024	100,000	101,038
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	56,549
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	25,285
Conroe Independent School District Series 2014, GO, PSF-GTD, 5.00%, 2/15/2026	20,000	20,196
Coppell Independent School District, Unlimited Tax Series 2019A, GO, 5.00%, 8/15/2023	40,000	40,123
Coppell Recreational Development Corp. Rev., 5.00%, 8/1/2023	25,000	25,056
County of Bexar
Series 2013A, GO, 4.00%, 6/15/2023 (b)	130,000	130,021
Series 2014, GO, 5.00%, 6/15/2024 (b)	65,000	66,156
Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,360
County of Bexar, Flood Control Tax GO, 5.00%, 6/15/2024	45,000	45,776
County of Comal, Limited Tax GO, 4.00%, 2/1/2025	35,000	35,412
County of El Paso Series 2015, GO, 5.00%, 2/15/2024	20,000	20,179
County of Fort Bend Series 2014, GO, 4.50%, 3/1/2024	35,000	35,028
County of Galveston, Limited Tax GO, 5.00%, 2/1/2025	30,000	30,801
County of Harris
Series 2022A, GO, 5.00%, 10/1/2023	1,500,000	1,508,029
Series 2022A, GO, 5.00%, 10/1/2024	2,240,000	2,289,454
County of Harris, Permanent Improvement Series 2017A, GO, 5.00%, 10/1/2023	25,000	25,126
County of Harris, Senior Lien, Toll Road Series 2015B, Rev., 5.00%, 8/15/2023	25,000	25,079
County of Harris, Unlimited Tax Series 2022A, GO, 5.00%, 10/1/2024	220,000	224,857
County of Hays, Limited Tax GO, 5.00%, 2/15/2025	35,000	36,024
County of Hidalgo GO, 5.00%, 8/15/2023	20,000	20,061
County of Hidalgo, Limited Tax Series 2019B, GO, 5.00%, 8/15/2023	20,000	20,061
County of Nueces
GO, 4.00%, 2/15/2025 (b)	15,000	15,143
GO, 4.00%, 2/15/2025	10,000	10,099
County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,827
County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	35,905
County of Williamson Series 2014, GO, 5.00%, 2/15/2024 (b)	3,640,000	3,680,725
Crowley Independent School District, Unlimited Tax Series 1, GO, PSF-GTD, 4.75%, 8/1/2023 (b)	25,000	25,047
Dallas Area Rapid Transit Series 2019, Rev., 5.00%, 12/1/2026	1,000,000	1,062,259
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2024	105,000	107,477
Series 2014A, Rev., 5.00%, 12/1/2024	210,000	214,954
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	25,367
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2024	50,000	51,105
Series F, Rev., 5.00%, 11/1/2024	755,000	759,935
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	31,222
Series 2013F, Rev., 5.13%, 11/1/2025	540,000	543,144
Series 2014C, Rev., 5.00%, 11/1/2026	600,000	603,272
Dallas Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	25,280
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	51,521

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Del Mar College District, Limited Tax GO, 4.00%, 8/15/2023	20,000	20,021
Del Valle Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 6/15/2023	55,000	55,030
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (c)	3,250,000	3,308,192
Denton Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	30,000	30,096
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	457,219
Dilley Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2023 (b)	25,000	25,074
El Paso County Hospital District GO, 5.00%, 8/15/2023	75,000	75,099
El Paso Housing Finance Corp., Columbia Housing Partners LP Rev., 4.50%, 3/1/2025 (c)	3,500,000	3,530,108
El Paso Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	75,000	75,233
Ferris Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2023	25,000	24,959
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	34,636
Frisco Independent School District, School Building Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,590,431
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,603,800
Garland Independent School District, Unlimited Tax, School Building
Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,595
Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	51,488
Hallsville Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	100,000	102,824
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 4.13%, 6/8/2023 (d)	575,000	571,821
Series 2019A, Rev., 5.00%, 12/1/2023	130,000	130,812
Series 2014A, Rev., 5.00%, 12/1/2024	25,000	25,516
Series 2019A, Rev., 5.00%, 12/1/2024	385,000	392,951
Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	160,000	162,813
Series 2014A, Rev., 5.00%, 12/1/2025	20,000	20,479
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	425,000	446,278
Series A, Rev., 5.00%, 12/1/2027	25,000	25,641
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Rev., 5.00%, 10/1/2023	20,000	20,087
Harris County Flood Control District Series 2021A, GO, 5.00%, 10/1/2023	30,000	30,150
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series B, Rev., 5.75%, 7/1/2027 (b)	6,275,000	6,602,337
Hidalgo County Regional Mobility Authority, Senior Lien Series 2013, Rev., 5.00%, 12/1/2023 (b)	50,000	50,394
Housing Options, Inc., Brooks Manor - The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	5,774,909
Houston Independent School District, Limited Tax Schoolhouse
Series 2014A-1B, GO, VRDO, PSF-GTD, 4.00%, 6/1/2023 (c)	595,000	595,000
GO, PSF-GTD, 5.00%, 2/15/2025	155,000	159,481
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2023	45,000	45,081
Humble Independent School District, Unlimited Tax School Building Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	36,071
Klein Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	66,306
GO, PSF-GTD, 5.00%, 2/1/2025	50,000	51,490
Leander Independent School District, Unlimited Tax
Series 2013A, GO, PSF-GTD, Zero Coupon, 8/15/2023 (b)	25,000	23,827
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023 (b)	40,000	40,102
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2023	25,000	25,078
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2024	8,500,000	8,671,974
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	979,605
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2027	1,775,000	1,917,652

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Lone Star College System, Limited Tax GO, 5.00%, 2/15/2024	40,000	40,052
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2016, Rev., 5.00%, 5/15/2024	100,000	101,529
Series 2019, Rev., 5.00%, 5/15/2024	25,000	25,382
Series 2022, Rev., 5.00%, 5/15/2024	285,000	289,358
Series 2022A, Rev., 5.00%, 5/15/2024	650,000	659,940
Rev., 5.13%, 5/15/2024	375,000	375,512
Rev., 5.00%, 5/15/2025	140,000	144,597
Rev., 5.00%, 5/15/2026	1,100,000	1,112,280
Manor Independent School District, Unlimited Tax, School Building Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2023	20,000	20,048
Mesquite Independent School District, Unlimited Tax Series 2016C, GO, PSF-GTD, 5.00%, 8/15/2023	25,000	25,079
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2016D, Rev., 5.00%, 11/1/2023	440,000	442,821
Series 2017B, Rev., 5.00%, 11/1/2023	25,000	25,160
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,153,120
Series 2018, Rev., 5.00%, 11/1/2026	550,000	580,910
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations
Rev., 5.00%, 11/1/2023	30,000	30,192
Series 2015B, Rev., 5.00%, 11/1/2023	25,000	25,160
Montgomery County Health Facilities Development Co., Heritage Manor-Woodlands Project
Rev., Zero Coupon, 7/15/2023 (b)	90,000	89,593
Rev., AGM-CR, Zero Coupon, 7/15/2023 (b)	12,400,000	12,343,885
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center Rev., 4.00%, 8/15/2024 (e)	1,475,000	1,451,837
North Harris County Regional Water Authority Series 2016, Rev., 5.00%, 12/15/2023	135,000	136,024
North Texas Municipal Water District Water System
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	39,775
Rev., 5.00%, 9/1/2024	30,000	30,624
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2023	25,000	25,000
North Texas Tollway Authority
Series 2015B, Rev., 5.00%, 1/1/2024	100,000	100,862
Series A, Rev., 5.00%, 1/1/2024	130,000	131,121
Series 2020A, Rev., 5.00%, 1/1/2026	70,000	72,945
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2024	200,000	201,724
Series 2019A, Rev., 5.00%, 1/1/2024	20,000	20,172
Series A, Rev., 5.00%, 1/1/2024	60,000	60,070
Series A, Rev., 5.00%, 1/1/2025	100,000	100,129
Series 2016A, Rev., 5.00%, 1/1/2026	110,000	110,872
Series A, Rev., 5.00%, 1/1/2026	55,000	55,047
Series 2016A, Rev., 5.00%, 1/1/2027	370,000	373,062
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2024	20,000	20,020
Series B, Rev., 5.00%, 1/1/2025	50,000	50,056
Series B, Rev., 5.00%, 1/1/2026	260,000	260,318
Northwest Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	629,903
Permanent University Fund - Texas A&M University System Series 2012A, Rev., 5.00%, 7/1/2023	65,000	65,081
Permanent University Fund - University of Texas System Series 2015B, Rev., 5.00%, 7/1/2023	25,000	25,031

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
RBC Municipal Products, Inc. Trust Series 2023-G-124, Rev., VRDO, LOC : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.20%), 3.76%, 6/8/2023 (d) (e)	7,500,000	7,500,000
Red River Education Finance Corp., Christian University Project Rev., 5.00%, 3/15/2025	50,000	51,350
Richardson Independent School District, Unlimited Tax Series 2015B, GO, 5.00%, 2/15/2025	30,000	30,893
Robstown Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	307,809
Rockwall Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	47,094
San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2023 (b)	50,000	50,000
San Antonio Housing Trust Finance Corp. Series 2010, Rev., FHLMC COLL, LIQ : FHLMC, 3.50%, 10/1/2024 (b) (c)	2,020,000	1,977,649
San Antonio Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	100,000	102,023
San Antonio Municipal Facilities Corp., Public Safety Answering Point Project Rev., 4.00%, 8/15/2023	25,000	25,012
San Antonio Water System, Junior Lien
Series 2013E, Rev., 5.00%, 5/15/2024	20,000	20,027
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	25,404
Series 2014A, Rev., 5.00%, 5/15/2025	45,000	45,297
San Elizario Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 5/1/2025 (b)	310,000	319,536
San Jacinto Community College District, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,893
San Marcos Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2023 (b)	25,000	25,057
South Texas College, Limited Tax GO, 5.00%, 8/15/2023	20,000	20,048
Southwest Higher Education Authority, Inc. Series 2016A, Rev., 5.00%, 10/1/2023	80,000	80,373
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2024	20,000	20,400
State of Texas, Transport Commission GO, 5.00%, 4/1/2024 (b)	35,000	35,476
State of Texas, Transportation Commission Series A, GO, 5.00%, 10/1/2023	20,000	20,106
State of Texas, Transportation Commission Mobility Fund GO, 5.00%, 10/1/2024	20,000	20,292
State of Texas, Veterans
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 6/9/2023 (c)	10,285,000	10,285,000
Series 2015 A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 6/9/2023 (c)	16,840,000	16,840,000
Tarrant County Cultural Education Facilities Finance Corp.
Series 2014, Rev., 5.00%, 12/1/2026	90,000	90,439
Series 2014, Rev., 5.00%, 12/1/2033	165,000	165,699
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center
Series 2014, Rev., 5.00%, 12/1/2023	300,000	302,095
Rev., 5.00%, 12/1/2028	300,000	301,624
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Series 2013, Rev., 5.00%, 10/1/2023 (b)	1,500,000	1,507,135
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2016A, Rev., 5.00%, 2/15/2024	95,000	95,982
Tarrant County Hospital District, Senior Lien Rev., 5.00%, 8/15/2023	100,000	100,106
Tender Option Bond Trust Receipts/Certificates Series 2015-XF0228, Rev., VRDO, LIQ : TD Bank NA, 3.71%, 6/9/2023 (c) (e)	50,745,000	50,745,000
Texas Department of Housing and Community Affairs Series 2023, Rev., 4.75%, 8/1/2023 (c)	995,000	995,529
Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments
Rev., VRDO, 0.50%, 6/1/2023 (c)	750,000	750,000
Series 2020, Rev., 4.00%, 12/1/2023 (c) (f)	1,150,000	1,150,031
Texas Department of Housing and Community Affairs, Multi-Family Housing, Scott Street Lofts Rev., (MMD + 0.42%), 0.70%, 8/1/2023 (d)	540,000	537,758
Texas Department of Housing and Community Affairs, Socorro Village
Series 2022, Rev., 4.00%, 8/1/2024 (c)	3,175,000	3,166,893
Series 2023, Rev., 4.75%, 8/1/2024 (c)	940,000	940,500

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Public Finance Authority Rev., 5.00%, 2/1/2025	25,000	25,729
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2025	60,000	61,830
Texas State University, Financing System Series 2019A, Rev., 5.00%, 3/15/2025	40,000	41,220
Texas Transportation Commission State Highway Fund, First Tier
Rev., 5.00%, 10/1/2023	110,000	110,596
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,092,624
Texas Water Development Board Series 2020, Rev., 5.00%, 8/1/2025	100,000	103,840
Texas Water Development Board, Water Implementation Fund Series 2018A, Rev., 5.00%, 10/15/2024	50,000	51,160
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2023	20,000	20,007
Tomball Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	35,000	36,071
Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2023	30,000	30,070
Trinity River Authority, Denton Creek Wastewater Treatment System Rev., 5.00%, 2/1/2024	40,000	40,428
Trinity River Authority, Water Project
Rev., 5.00%, 2/1/2024	25,000	25,268
Rev., 5.00%, 2/1/2025	75,000	77,161
Troy Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/1/2023	30,000	29,959
University of Houston Series 2017A, Rev., 5.00%, 2/15/2025	45,000	46,324
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	25,000	25,790
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	515,795
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	47,164
Total Texas		199,057,796
Utah — 0.2%
City of Salt Lake City, Sales and Excise Tax Series 2016A, Rev., 4.00%, 10/1/2023	30,000	30,065
City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	25,313
City of St. George, Excise Tax GO, 4.00%, 8/1/2023	75,000	75,035
City of St. George, Franchise Tax Rev., 5.00%, 12/1/2023	40,000	40,289
City of Woods Cross City Series 2017, Rev., 4.00%, 12/15/2023	20,000	20,068
County of Utah, IHC Health Services, Inc.
Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	3,775,000	3,832,673
Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	985,000	1,034,138
Davis School District, School District Bond Guaranty Program Series 2019B, GO, 5.00%, 6/1/2023	25,000	25,000
Magna Water District GO, 5.00%, 6/1/2023	50,000	50,000
Nebo School District Series 2017C, GO, 4.00%, 7/1/2023	20,000	20,008
State of Utah GO, 5.00%, 7/1/2024	75,000	76,392
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2023	30,000	30,077
Series 2017A, Rev., 5.00%, 8/1/2023	20,000	20,052
Series A-1, Rev., 5.00%, 8/1/2023	20,000	20,051
Series 2017A, Rev., 5.00%, 8/1/2024	45,000	45,904
Utah Associated Municipal Power Systems, Horse Butte Wind Series 2017A, Rev., 5.00%, 9/1/2026	725,000	763,420
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	34,807
Utah Transit Authority, Sales Tax Series 2015A, Rev., 5.00%, 6/15/2023	20,000	20,011
Total Utah		6,163,303
Vermont — 0.0% ^
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2023	25,000	25,203
Virgin Islands — 0.0% ^
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	1,000,000	1,010,443

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — 1.3%
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	25,640,000	25,750,544
City of Chesapeake
Series A, Rev., 5.00%, 7/15/2023	185,000	185,206
Series A, Rev., AGM-CR, 4.00%, 7/15/2024	25,000	25,013
City of Hampton Series 2015-B, GO, 5.00%, 9/1/2024 (b)	30,000	30,565
City of Norfolk
Series A, GO, 5.00%, 10/1/2023	10,000	10,055
Rev., 5.00%, 11/1/2024	100,000	102,363
Commonwealth of Virginia Series 2013B, GO, 4.00%, 6/1/2025	20,000	20,012
County of Chesterfield COP, 4.00%, 11/1/2023	100,000	100,040
County of Loudoun Series 2016a, GO, 5.00%, 12/1/2023	75,000	75,620
County of Pulaski GO, 5.00%, 2/1/2024	40,000	40,426
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	330,000	335,462
Hampton Roads Sanitation District, Wastewater
Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,013
Series 2016A, Rev., 5.00%, 8/1/2023	25,000	25,064
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	1,600,000	1,692,798
Henry County Industrial Development Authority Rev., GAN, 2.00%, 11/1/2023	1,040,000	1,030,704
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	91,468
Virginia College Building Authority
Series 2014B, Rev., 5.00%, 9/1/2023	25,000	25,104
Series 2021A, Rev., 5.00%, 9/1/2023	2,200,000	2,209,167
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2024	35,000	35,591
Series 2017A, Rev., 5.00%, 5/15/2025	40,000	41,429
Virginia Commonwealth Transportation Board, Federal Transportation Rev., GAN, 5.00%, 3/15/2025	30,000	30,968
Virginia Commonwealth University Health System Authority Rev., 5.00%, 7/1/2025	45,000	46,469
Virginia Housing Development Authority Series 2020B, Rev., 0.99%, 3/1/2024	62,898	61,278
Virginia Public Building Authority, Public Facilities
Series 2012A, Rev., 4.00%, 8/1/2023	10,000	10,009
Series 2018A, Rev., 5.00%, 8/1/2023	30,000	30,077
Series 2020B, Rev., 5.00%, 8/1/2023	10,000	10,026
Series A, Rev., 5.00%, 8/1/2023	20,000	20,051
Series C, Rev., 4.00%, 8/1/2026	25,000	25,219
Virginia Public School Authority, School Financing 1997 Resolution
Series 2013A, Rev., 5.00%, 8/1/2023	10,000	10,025
Series 2013A, Rev., 5.00%, 8/1/2023 (b)	25,000	25,063
Series 2014C, Rev., 5.00%, 8/1/2023	25,000	25,063
Series 2015A, Rev., 5.00%, 8/1/2024	25,000	25,505
Virginia Resources Authority, Infrastructure Moral Obligation Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,009
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	2,110,000	2,039,275
Total Virginia		34,210,681
Washington — 1.7%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,656
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2023	60,000	60,478
Benton County School District No. 400 Richland, Unlimited Tax GO, 5.00%, 8/29/2023	50,000	50,175

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Central Washington University Rev., 4.00%, 5/1/2026	270,000	267,674
City of Auburn, Utility System Rev., 5.00%, 12/1/2023	35,000	35,263
City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	25,021
City of Everett, Water and Sewer
Rev., 5.00%, 8/29/2023	40,000	40,140
Rev., 5.00%, 12/1/2023	25,000	25,197
City of Lynnwood, Utility System Rev., 4.00%, 12/1/2023	30,000	30,097
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,638
City of Redmond Utility Series 2014, Rev., 5.00%, 12/1/2024 (b)	1,600,000	1,639,391
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2023	20,000	20,045
City of Seattle, Limited Tax Series 2013A, GO, 4.00%, 10/1/2023	25,000	25,008
City of Seattle, Municipal Light and Power Improvement
Series 2020A, Rev., 5.00%, 7/1/2023	30,000	30,033
Series 2016C, Rev., 5.00%, 10/1/2023	45,000	45,224
City of Spokane, Water and Wastewater System Rev., 5.00%, 12/1/2023	20,000	20,161
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	35,108
City of Walla Walla, Unlimited Tax GO, 3.00%, 12/1/2023	25,000	24,922
City of Yakima, Limited Tax Series 2014A, GO, 5.00%, 6/1/2023	25,000	25,000
Clark County Public Utility District No. 1 Rev., 5.00%, 1/1/2024	15,000	15,122
Clark County School District No. 37 Vancouver, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,246
Clark County, Vancouver School District No. 37 GO, 3.00%, 12/1/2023	25,000	24,941
County of Benton, Limited Tax GO, 3.00%, 12/1/2023	30,000	29,885
County of King, Junior Lien, Sewer Series 2020A, Rev., 0.63%, 1/1/2024 (c)	1,545,000	1,513,363
County of King, Sewer, Junior Lien Series B, Rev., 0.88%, 1/1/2026 (c)	60,000	55,647
County of Pierce Series A-1, GO, 5.00%, 8/1/2024	20,000	20,413
County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	61,460
East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	25,018
Eastern Washington University, Services and Activities Fee Rev., 5.00%, 10/1/2023	35,000	35,163
Energy Northwest, Columbia Generating Station Series 2017-A, Rev., 5.00%, 7/1/2023 (b)	35,000	35,040
Energy Northwest, Project 1 Series 2014C, Rev., 5.00%, 7/1/2026	90,000	91,603
Energy Northwest, Project 3 Electric
Series 2018C, Rev., 4.00%, 7/1/2023 (b)	30,000	30,011
Series C, Rev., 5.00%, 7/1/2023 (b)	25,000	25,029
Series 2018C, Rev., 5.00%, 7/1/2025	25,000	25,934
FYI Properties, State of Washington District Project
Rev., 5.00%, 6/1/2023	45,000	45,000
Series 2019, Rev., 5.00%, 6/1/2024	55,000	55,802
Grays Harbor County, Public Utility District No. 1 Rev., 5.00%, 7/1/2023 (b)	20,000	20,024
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,645
King County Fire Protection District No. 2, Unlimited Tax Series 2016, GO, 4.00%, 12/1/2023	100,000	100,308
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	41,032
King County Public Hospital District No. 1 Series 2016, GO, 5.00%, 12/1/2023	100,000	100,698
King County Public Hospital District No. 2 Series 2015B, GO, 5.00%, 12/1/2024 (b)	20,000	20,492
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2024	65,000	65,620
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2023	45,000	45,348
GO, 5.00%, 12/1/2024	160,000	164,010
King County School District No. 409 Tahoma Series 2013, GO, 5.00%, 12/1/2028	25,000	25,193

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
King County School District No. 415 Kent, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,220
Lewis County Public Utility District No. 1, Cowlitz Falls Hydro Electric Project Rev., 5.00%, 10/1/2023	100,000	100,519
Port of Seattle Series 2016, Rev., 5.00%, 2/1/2026	30,000	31,295
RBC Municipal Products, Inc. Trust Series G-123, Rev., VRDO, LIQ : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.20%), 3.76%, 6/8/2023 (d) (e)	5,860,000	5,860,000
Spokane County School District No. 356 Central Valley, Unlimited Tax GO, 5.00%, 12/1/2023	45,000	45,370
Spokane Public Facilities District, Hotel and Sales Tax Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	25,000
State of Washington
Series 2014A, GO, 5.00%, 8/1/2023	1,800,000	1,804,246
Series R-2018C, GO, 5.00%, 8/1/2024	35,000	35,703
Series 2021C, COP, 5.00%, 1/1/2025	1,000,000	1,024,731
Series 2020C, GO, 5.00%, 2/1/2026	1,210,000	1,270,108
Series R-2022C, GO, 4.00%, 7/1/2027	15,000,000	15,557,810
State of Washington, Motor Vehicle Fuel Tax
Series 2003C, GO, NATL - RE, Zero Coupon, 6/1/2023	205,000	205,000
Series R-2013D, GO, 5.00%, 7/1/2023	20,000	20,025
Series 2013E, GO, 5.00%, 8/8/2023	605,000	606,600
State of Washington, Senior 520 Corridor Program, Federal Highway
Series 2014C, Rev., 5.00%, 9/1/2023	70,000	70,189
Series 2014C, Rev., 5.00%, 9/1/2024	145,000	145,514
State of Washington, State and Local Agency Real and Personal Property
Series 2015C, COP, 5.00%, 7/1/2023	55,000	55,057
Series 2016A, COP, 5.00%, 7/1/2023	35,000	35,039
Series 2019D, COP, 5.00%, 7/1/2023	210,000	210,236
Series 2014B, COP, 5.00%, 7/1/2024	50,000	50,848
Series 2018C, COP, 5.00%, 7/1/2024	35,000	35,593
State of Washington, Various Purpose
Series R-2015C, GO, 5.00%, 7/1/2023	80,000	80,100
Series R-C, GO, 5.00%, 7/1/2023	20,000	20,025
Series 2014A, GO, 5.00%, 8/1/2023	105,000	105,248
Series 2013R-C, GO, 4.00%, 8/8/2023	1,540,000	1,541,297
Series R-2013C, GO, 4.00%, 8/8/2023	75,000	75,063
Series R-2013C, GO, 5.00%, 8/8/2023	50,000	50,132
Series 2015E, GO, 5.00%, 7/1/2024	25,000	25,464
Series 2018A, GO, 5.00%, 8/1/2024	40,000	40,804
University of Washington Series 2020C, Rev., 5.00%, 4/1/2026	25,000	26,257
Washington Economic Development Finance Authority, Washington Biomedical Research Properties II Rev., 5.00%, 6/1/2023	35,000	35,000
Washington Health Care Facilities Authority Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,023
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	50,000	51,328
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Rev., 5.00%, 7/1/2023	30,000	30,010
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2023	230,000	230,599
Series 2012A, Rev., 5.00%, 10/1/2024	55,000	55,034
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,287
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	500,000	510,699

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	6,530,000	6,947,904
Washington State University Series 2014, Rev., 5.00%, 4/1/2024 (b)	30,000	30,400
Total Washington		43,308,055
West Virginia — 0.0% ^
West Virginia Economic Development Authority, Appalachian Power Co. Series 2015A, Rev., 2.55%, 4/1/2024 (c)	135,000	132,624
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	125,154
Rev., 5.00%, 6/1/2025	805,000	805,887
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Rev., 0.63%, 12/15/2025 (c)	100,000	90,448
West Virginia Lottery Excess Lottery
Series 2012A, Rev., 5.00%, 7/1/2023	100,000	100,125
Series 2015A, Rev., 5.00%, 7/1/2023	25,000	25,030
Total West Virginia		1,279,268
Wisconsin — 1.2%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	460,000	459,211
City of Madison, Water Utility Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,033,702
City of Milwaukee, Sewerage System Series 2016S7, Rev., 5.00%, 6/1/2023	25,000	25,000
City of Oak Creek Series 2021B, Rev., 2.00%, 4/1/2024	5,020,000	4,882,351
City of Oshkosh, Street Improvement Series 2019A, GO, 2.00%, 12/1/2023	200,000	197,921
County of Dane, Promissory Notes Series 2019A, GO, 2.00%, 6/1/2023	20,000	20,000
County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	99,049
County of Waushara Series 2023A, Rev., 4.75%, 12/1/2023	10,200,000	10,217,742
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2013A, Rev., 5.00%, 11/15/2023 (b)	20,000	20,118
Milwaukee Area Technical College District, Promissory Notes Series B, GO, 4.00%, 6/1/2023	25,000	25,000
Milwaukee Redevelopment Authority, Public Schools
Series 2017, Rev., NATL - RE, 4.00%, 8/1/2023	125,000	125,058
Rev., 5.00%, 11/15/2023	130,000	130,854
Series 2016A, Rev., 5.00%, 11/15/2023	40,000	40,263
Public Finance Authority Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	2,550,000	2,620,889
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	309,320
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (e)	1,975,000	1,823,637
State of Wisconsin
Series 2, GO, 5.00%, 11/1/2024	20,000	20,498
Series 4, GO, 5.00%, 5/1/2025	90,000	92,275
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
Series 2013-1, Rev., 4.00%, 6/1/2023 (b)	40,000	40,000
Series 2013-1, Rev., 5.00%, 6/1/2023 (b)	30,000	30,000
Series 2015-1, Rev., 5.00%, 6/1/2024 (b)	530,000	537,573
State of Wisconsin, Environmental Improvement Fund Series 2017A, Rev., 5.00%, 6/1/2023	20,000	20,000
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	183,724
Village of Menomonee Falls, Corporate Purpose Series B, GO, 3.50%, 2/1/2024	245,000	245,090
Wauwatosa School District, School Building And Improvement Series 2019B, GO, 5.00%, 9/1/2024	30,000	30,617
Wisconsin Department of Transportation
Series 2013-1, Rev., 5.00%, 7/1/2023 (b)	25,000	25,031

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2017-1, Rev., 5.00%, 7/1/2023	10,000	10,012
Wisconsin Health and Educational Facilities Authority
Series 2018A, Rev., 4.25%, 9/15/2023 (b)	1,500,000	1,502,709
Series 2016A, Rev., 5.00%, 11/15/2024	375,000	383,120
Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	1,100,000	1,118,945
Series 2016A, Rev., 5.00%, 11/15/2026	2,000,000	2,089,028
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Rev., 5.00%, 1/29/2025 (c)	420,000	429,323
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	630,000	658,861
Wisconsin Health and Educational Facilities Authority, Advocate Health and Hospital Corp. Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	75,000	78,314
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	250,000	255,414
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2023	365,000	365,984
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2026	160,000	160,093
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2024	160,000	158,964
Rev., 4.00%, 1/1/2025	210,000	206,247
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,853
Rev., 4.00%, 8/15/2025 (b)	30,000	30,475
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2024	185,000	188,096
Series 2014A, Rev., 5.00%, 12/1/2025	600,000	611,394
Total Wisconsin		31,526,755
Wyoming — 0.0% ^
Albany County School District No. 1 GO, 4.00%, 6/1/2023	20,000	20,000
Wyoming State Loan and Investment Board, Capital Facilities Series 2012A, Rev., 5.00%, 10/1/2023	30,000	30,158
Total Wyoming		50,158
Total Municipal Bonds (Cost $2,486,425,941)		2,472,484,856
	SHARES
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (g) (h) (Cost $155,409,227)	155,394,320	155,409,859
Total Investments — 101.0% (Cost $2,641,835,168)		2,627,894,715
Liabilities in Excess of Other Assets — (1.0)%		(26,623,091)
NET ASSETS — 100.0%		2,601,271,624

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MMD	Municipal Market Data
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	758	09/29/2023	USD	155,999,954	(108,931)

Abbreviations
USD	United States Dollar

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,472,484,856	$—	$2,472,484,856
Short-Term Investments
Investment Companies	155,409,859	—	—	155,409,859
Total Investments in Securities	$155,409,859	$2,472,484,856	$—	$2,627,894,715

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(108,931)	$—	$—	$(108,931)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$143,883,279	$860,515,757	$848,972,395	$(6,703)	$(10,079)	$155,409,859	155,394,320	$1,485,695	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.